Schedule of Investments
Invesco 1-30 Laddered Treasury ETF (PLW)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.07%
U.S. Treasury Bonds-85.45%
7.13%, 02/15/2023	$12,527,300	$14,026,661
7.63%, 02/15/2025	11,054,300	13,967,713
6.00%, 02/15/2026	11,304,700	14,069,052
6.63%, 02/15/2027	10,603,800	13,962,222
5.25%, 02/15/2029	10,841,700	13,954,242
5.38%, 02/15/2031	30,870,900	41,627,479
4.50%, 02/15/2036(a)	30,845,500	41,413,096
4.75%, 02/15/2037	9,939,100	13,795,742
4.38%, 02/15/2038	10,207,700	13,720,784
3.50%, 02/15/2039	11,267,400	13,738,526
4.63%, 02/15/2040	9,777,800	13,691,212
4.75%, 02/15/2041	9,588,600	13,704,769
3.13%, 02/15/2042	11,777,400	13,668,915
3.13%, 02/15/2043	11,780,800	13,666,878
3.63%, 02/15/2044	10,906,000	13,679,575
2.50%, 02/15/2045	13,101,500	13,691,835
2.50%, 02/15/2046	13,054,900	13,632,936
3.00%, 02/15/2047	11,901,700	13,633,723
3.00%, 02/15/2048	11,911,000	13,663,685
3.00%, 02/15/2049	11,881,000	13,678,929
2.00%, 02/15/2050	14,519,000	13,640,487
1.88%, 02/15/2051	15,149,000	13,817,545
		358,446,006
U.S. Treasury Notes-13.62%
2.00%, 02/15/2022	14,270,200	14,468,041
2.75%, 02/15/2024	13,500,000	14,415,469
2.75%, 02/15/2028	12,837,000	14,133,236
1.50%, 02/15/2030	14,094,000	14,108,039
		57,124,785
Total U.S. Treasury Securities (Cost $423,835,224)		415,570,791
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $51,776)	51,776	$51,776
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.08% (Cost $423,887,000)		415,622,567
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.18%
Invesco Private Government Fund, 0.01%(b)(c)(d)	15,400,307	15,400,307
Invesco Private Prime Fund, 0.09%(b)(c)(d)	23,091,224	23,100,460
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,500,767)		38,500,767
TOTAL INVESTMENTS IN SECURITIES-108.26% (Cost $462,387,767)		454,123,334
OTHER ASSETS LESS LIABILITIES-(8.26)%		(34,639,709)
NET ASSETS-100.00%		$419,483,625
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at May 31, 2021.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,866,719	$(1,814,943)	$-	$-	$51,776	$11
Invesco Premier U.S. Government Money Portfolio, Institutional Class	115,706	74,511	(190,217)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	87,177,925	(71,777,618)	-	-	15,400,307	214*
Invesco Private Prime Fund	-	67,563,508	(44,462,580)	-	(468)	23,100,460	3,279*
Total	$115,706	$156,682,663	$(118,245,358)	$-	$(468)	$38,552,543	$3,505

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco 1-30 Laddered Treasury ETF (PLW)—(continued)
May 31, 2021
(Unaudited)
(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco California AMT-Free Municipal Bond ETF (PWZ)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.60%
California-98.37%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2034	$2,000	$2,145,607
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	5.00%	10/01/2035	1,500	1,813,465
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB	5.00%	05/01/2039	540	591,653
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,000	3,468,705
California (State of), Series 2012, Ref. GO Bonds	5.00%	02/01/2038	775	799,384
California (State of), Series 2013, GO Bonds	5.00%	04/01/2037	1,160	1,257,932
California (State of), Series 2013, GO Bonds	5.00%	04/01/2043	2,000	2,167,312
California (State of), Series 2013, GO Bonds	5.00%	11/01/2043	1,965	2,180,433
California (State of), Series 2014, GO Bonds	5.00%	10/01/2044	1,000	1,140,435
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	1,000	1,152,007
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,500	1,765,076
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	2,000	2,428,044
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	1,000	1,220,350
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	660	785,150
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,860	3,064,577
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	2,000	2,025,741
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	436,836
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	1,200	1,566,289
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	750	811,074
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	500	649,134
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	750	760,396
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	625	673,404
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2037	1,500	1,718,134
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB(b)(c)	5.00%	12/01/2026	1,000	1,244,935
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2046	2,500	2,953,890
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2049	2,000	2,363,112
California (State of) Educational Facilities Authority (Stanford University), Series 2021, Ref. RB	2.25%	04/01/2051	400	401,259
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	2,000	2,433,135
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	500	606,834
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	1,500	1,770,106
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-2, RB	5.00%	11/01/2047	1,000	1,515,759
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,184,535
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	5,000	5,853,704
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	500	571,076
California (State of) Health Facilities Financing Authority (Providence St. Joseph Healthcare), Series 2016 A, Ref. RB	3.00%	10/01/2047	2,620	2,748,742
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	22,000	26,362,461
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2011 D, Ref. RB(b)(c)	5.00%	08/15/2021	3,000	3,029,856
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(b)(c)	5.00%	08/15/2025	1,000	1,191,055
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	685	780,022
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB(b)(c)	4.00%	10/01/2026	1,000	1,185,611
California (State of) Infrastructure & Economic Development Bank, Series 2020, Ref. RB	3.00%	07/01/2050	2,000	2,108,208
California (State of) Infrastructure & Economic Development Bank, Series 2020, Ref. RB	4.00%	07/01/2050	1,250	1,443,704
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	1,000	1,104,532
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,250	1,566,286
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	3,482,585
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	1,124,257
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,173,810
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	500	596,076
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	1,000	1,068,796
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	1,000	1,064,187
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	1,145,805
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	$500	$583,437
California (State of) Municipal Finance Authority (Orange County of Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,210,114
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(b)(c)	5.00%	01/01/2028	1,000	1,262,849
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	2,000	2,428,059
California (State of) Public Works Board, Series 2016 C, Ref. RB	5.00%	11/01/2034	670	821,867
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group), Series 2015, Ref. RB(b)(c)	5.00%	11/01/2024	1,000	1,160,996
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,650	1,841,832
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,190,082
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	850	1,034,932
California (State of) Statewide Communities Development Authority (Kaiser Permanente), Series 2012 A, RB	5.00%	04/01/2042	1,000	1,037,215
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018, RB	4.00%	08/01/2045	1,000	1,040,759
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group), Series 2011, Ref. RB(b)(c)	5.00%	12/01/2021	1,045	1,070,767
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,160,233
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	1,500	1,768,867
California State University, Series 2012 A, RB(b)(c)	5.00%	11/01/2022	2,940	3,144,793
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	1,500	1,800,874
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	500	615,992
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	3,000	3,760,855
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(c)(d)	5.00%	08/01/2050	800	844,423
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	4,750	5,404,374
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,301,329
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	5,000	6,425,060
Coachella Valley Unified School District (2005 Election), Series 2016 E, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	1,500	1,660,966
East Bay Municipal Utility District Water System Revenue, Series 2015 A, Ref. RB	5.00%	06/01/2037	1,500	1,759,648
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	1,500	1,859,071
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	2,000	2,480,209
East Whittier City School District, Series 2020 C, GO Bonds	4.00%	08/01/2047	2,775	3,119,696
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	2,258,937
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,000	3,484,547
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,112,532
Irvine Unified School District (Community Facilities District No. 01-1), Series 2015, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2038	2,600	2,980,195
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	2,287,994
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	5,000	5,344,262
Long Beach (City of), CA, Series 2015, RB	5.00%	05/15/2045	500	552,926
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	1,500	1,815,190
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	556,324
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,734,900
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,000	1,246,880
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB	5.00%	05/15/2038	2,000	2,330,905
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	3,500	4,325,253
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	1,500	1,956,326
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2048	1,000	1,299,911
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	3,000	3,866,334
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	2,000	2,100,495
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	1,000	1,135,665
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	1,000	1,133,363
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,183,024
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	$2,500	$2,952,628
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,778,986
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	1,500	1,831,776
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,466,370
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	5,000	6,250,544
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	5,235	6,683,911
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	2,250	2,965,399
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	1,000	1,324,451
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,000	1,315,517
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,000	1,312,051
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	6,500	8,049,923
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	1,000	1,239,474
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	2,000	2,511,088
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	2,000	2,289,434
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,050	1,231,315
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	10,645	13,552,080
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II), Series 2012, RB	5.00%	08/01/2037	1,130	1,191,784
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II), Series 2012, RB	5.00%	08/01/2042	2,330	2,456,269
Los Angeles Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2036	1,000	1,210,675
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	1,215	1,413,434
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	294,202
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	3,800	4,105,422
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	5,000	6,255,088
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,208,264
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,000	1,080,742
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	1,000	1,242,799
Madera Unified School District, Series 2017, GO Bonds	4.00%	08/01/2046	3,000	3,406,354
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	5,000	6,155,002
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	2,000	2,590,536
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,000	1,324,175
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	1,000	1,316,707
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	3,415,176
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2048	5,000	6,125,903
Ontario (City of) International Airport Authority, Series 2021 A, RB, (INS - AGM)(a)	5.00%	05/15/2046	1,500	1,949,142
Ontario (City of) International Airport Authority, Series 2021 A, RB, (INS - AGM)(a)	4.00%	05/15/2051	2,000	2,380,119
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	3,000	3,809,569
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	2,000	2,297,840
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	2,180	2,702,519
Regents of the University of California, Series 2013 AI, RB	5.00%	05/15/2038	1,500	1,631,824
Regents of the University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	6,000	7,255,836
Rio Elementary School District, Series 2020 C, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2047	1,340	1,645,088
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	4,500	5,393,957
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	6,000	7,148,066
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	1,525	1,717,627
San Bernardino Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2049	3,500	4,013,001
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	1,000	1,204,978
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	300	359,069
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,165,031
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,535	1,979,647
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	500	591,199
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,873,335
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	3,000	3,724,034
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	4,000	4,753,184
San Diego Unified School District, Series 2020 D-2, GO Bonds	5.00%	07/01/2022	3,000	3,160,156
San Diego Unified School District (Election of 2012), Series 2013 C, GO Bonds	5.00%	07/01/2035	1,000	1,096,655
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2040	1,000	1,171,415
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2041	13,535	16,758,217
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	$3,000	$3,692,327
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,249,312
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016, RB	5.00%	05/01/2046	4,465	5,330,175
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,000	2,441,865
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	7,000	8,655,281
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	3,000	3,733,358
San Francisco (City of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	2,000	2,146,081
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 F1, GO Bonds	3.00%	08/01/2038	3,500	3,862,260
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	2,000	2,138,061
San Francisco Community College District, Series 2020 A, GO Bonds	4.00%	06/15/2045	3,000	3,555,953
San Jose (City of), CA Financing Authority (Civic Center), Series 2013 A, Ref. RB(b)(c)	5.00%	06/01/2023	3,000	3,290,686
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	6,500	8,327,325
San Mateo Foster (City of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	5,000	5,921,539
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	1,016,480
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	1,010,498
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	972,781
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	1,000	979,620
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	5,000	5,790,520
Santa Ana Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	2.13%	08/01/2050	1,000	959,619
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.00%	05/01/2041	2,000	2,148,290
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	4,090	4,825,007
Santa Cruz (County of), CA Redevelopment Agency, Series 2015 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2035	2,500	2,905,169
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	1,151,263
Sonoma Valley Unified School District, Series 2020, GO Bonds	4.00%	08/01/2047	1,300	1,509,348
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	2,200	2,773,623
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	2,356,873
University of California, Series 2012 G, RB(b)(c)	5.00%	05/15/2022	745	779,756
University of California, Series 2012 G, RB(b)	5.00%	05/15/2037	755	789,154
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,115	1,327,584
University of California, Series 2017 AV, RB	5.25%	05/15/2042	2,000	2,504,421
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	3,500	4,366,105
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,852,538
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	4,750	5,650,202
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	1,000	1,202,114
University of California, Series 2021 Q, Ref. RB	4.00%	05/15/2037	1,500	1,853,159
University of California, Series 2021 Q, Ref. RB	5.00%	05/15/2046	5,000	6,545,160
				495,133,232
Puerto Rico-0.23%
Puerto Rico (Commonwealth of), Series 2007 A-4, Ref. GO Bonds, (INS - AGM)(a)	5.00%	07/01/2031	1,100	1,129,519
TOTAL INVESTMENTS IN SECURITIES(e)-98.60% (Cost $460,835,420)				496,262,751
OTHER ASSETS LESS LIABILITIES-1.40%				7,055,900
NET ASSETS-100.00%				$503,318,651

See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to crossover refunding.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco CEF Income Composite ETF (PCEF)
May 31, 2021
(Unaudited)
	Shares	Value
Closed-End Funds-100.03%
Bonds-36.10%
Aberdeen Asia-Pacific Income Fund, Inc.	3,565,049	$15,365,361
BlackRock Core Bond Trust(a)	474,298	7,674,142
BlackRock Credit Allocation Income Trust	935,458	14,116,061
BlackRock Income Trust, Inc.	543,627	3,484,649
BlackRock Limited Duration Income Trust	428,072	7,341,435
BlackRock Multi-Sector Income Trust	365,045	6,888,399
BlackRock Taxable Municipal Bond Trust	422,879	10,571,975
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	244,607	6,548,129
Cohen & Steers Select Preferred and Income Fund, Inc.(a)	85,542	2,537,176
DoubleLine Income Solutions Fund	1,210,087	22,144,592
DoubleLine Opportunistic Credit Fund(a)	123,619	2,424,169
Eaton Vance Limited Duration Income Fund	1,570,338	20,304,470
Eaton Vance Short Duration Diversified Income Fund	217,335	2,849,262
First Trust Intermediate Duration Preferred & Income Fund(a)	598,876	15,025,799
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	125,308	3,690,321
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	295,271	6,619,976
Flaherty & Crumrine Total Return Fund, Inc.(a)	68,310	1,618,264
Franklin Ltd. Duration Income Trust	257,166	2,363,355
Franklin Universal Trust(a)	394,345	3,119,269
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust	144,789	3,506,790
Invesco Bond Fund(b)	114,035	2,279,560
Invesco Senior Income Trust(b)	2,086,674	8,868,365
John Hancock Preferred Income Fund	247,553	5,223,368
John Hancock Preferred Income Fund II	201,553	4,210,442
John Hancock Preferred Income Fund III(a)	298,095	5,651,881
John Hancock Premium Dividend Fund(a)	355,165	5,913,497
MFS Charter Income Trust(a)	379,115	3,332,421
MFS Government Markets Income Trust	319,857	1,407,371
MFS Intermediate Income Trust(a)	1,152,647	4,264,794
MFS Multimarket Income Trust(a)	576,921	3,686,525
Nuveen Credit Strategies Income Fund(a)	1,869,426	12,263,434
Nuveen Global High Income Fund	315,685	5,013,078
Nuveen Preferred & Income Opportunities Fund	1,028,383	10,078,153
Nuveen Preferred & Income Securities Fund	1,992,643	19,727,166
Nuveen Preferred & Income Term Fund	189,592	4,836,492
Nuveen Taxable Municipal Income Fund(a)	204,050	4,654,380
PIMCO Income Opportunity Fund(a)	135,448	3,619,171
PIMCO Income Strategy Fund(a)	218,933	2,771,692
PIMCO Income Strategy Fund II	501,725	5,393,544
Pioneer Floating Rate Fund, Inc.(a)	294,188	3,324,324
Putnam Master Intermediate Income Trust	634,748	2,691,331
Putnam Premier Income Trust(a)	1,239,254	5,824,494
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	132,206	2,055,803
TCW Strategic Income Fund, Inc.(a)	469,268	2,731,140
Templeton Global Income Fund	1,863,777	10,455,789
Virtus Global Multi-Sector Income Fund	108,302	1,310,454
Western Asset Global Corporate Defined Opportunity Fund, Inc.(a)	147,666	2,680,138
Western Asset Inflation-Linked Opportunities & Income Fund	963,342	12,523,446
	Shares	Value
Bonds-(continued)
Western Asset Inflation-Linked Securities & Income Fund(a)	292,825	$4,096,622
Western Asset Investment Grade Defined Opportunity Trust, Inc.	92,040	1,967,815
		321,050,284
Bonds/High Yield-23.03%
AllianceBernstein Global High Income Fund, Inc.(a)	1,177,330	14,281,013
Barings Global Short Duration High Yield Fund	276,732	4,590,984
BlackRock Corporate High Yield Fund, Inc.	1,210,135	14,606,330
BlackRock Debt Strategies Fund, Inc.(a)	622,640	6,992,247
BlackRock Floating Rate Income Strategies Fund, Inc.	476,536	6,171,141
BlackRock Floating Rate Income Trust	304,564	3,843,598
BNY Mellon High Yield Strategies Fund	984,757	3,092,137
Credit Suisse Asset Management Income Fund, Inc.(a)	633,112	2,215,892
Credit Suisse High Yield Bond Fund(a)	1,390,850	3,477,125
Eaton Vance Floating-Rate Income Plus Fund	73,002	1,195,773
Eaton Vance Floating-Rate Income Trust	475,173	6,785,470
Eaton Vance Senior Floating-Rate Trust(a)	444,259	6,304,035
First Eagle Senior Loan Fund	102,442	1,486,433
First Trust High Income Long/Short Fund	461,220	7,075,115
First Trust Senior Floating Rate Income Fund II	311,344	3,922,934
Guggenheim Credit Allocation Fund(a)	68,004	1,446,445
Highland Income Fund(a)	1,219,376	14,522,768
Insight Select Income Fund	105,934	2,200,249
Ivy High Income Opportunities Fund	230,486	3,215,280
Morgan Stanley Emerging Markets Debt Fund, Inc.	315,457	2,943,214
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,043,458	6,563,351
Neuberger Berman High Yield Strategies Fund, Inc.(a)	226,342	3,014,875
New America High Income Fund, Inc. (The)(a)	321,704	2,953,243
Nuveen Mortgage and Income Fund(a)	75,632	1,586,759
Nuveen NASDAQ 100 Dynamic Overwrite Fund	343,170	9,776,913
PGIM Global High Yield Fund, Inc.	562,573	8,725,507
PGIM High Yield Bond Fund, Inc.	454,101	7,347,354
PIMCO High Income Fund(a)	884,646	6,033,286
Pioneer High Income Fund, Inc.	282,358	2,851,816
Templeton Emerging Markets Income Fund	740,241	5,877,514
Wells Fargo Income Opportunities Fund	827,311	7,230,698
Wells Fargo Multi-Sector Income Fund(a)	336,722	4,333,612
Western Asset Emerging Markets Debt Fund, Inc.	836,257	11,682,510
Western Asset Global High Income Fund, Inc.	219,932	2,287,293
Western Asset High Income Fund II, Inc.(a)	563,638	4,103,285
Western Asset High Income Opportunity Fund, Inc.(a)	1,287,810	6,657,978
Western Asset High Yield Defined Opportunity Fund, Inc.	221,498	3,428,789
		204,822,966
Domestic Equity-2.73%
John Hancock Tax-Advantaged Dividend Income Fund(a)	433,329	10,477,895
NexPoint Strategic Opportunities Fund	1,027,984	13,785,266
		24,263,161
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Equities-2.40%
Virtus Dividend, Interest & Premium Strategy Fund	1,468,930	$21,328,864
Fixed Income-5.44%
Angel Oak Financial Strategies Income Term Trust	188,113	3,451,873
Ares Dynamic Credit Allocation Fund, Inc.	313,077	4,946,617
Blackstone Long-Short Credit Income Fund(a)	175,402	2,529,297
PIMCO Dynamic Credit and Mortgage Income Fund(a)	996,077	22,431,654
PIMCO Dynamic Income Fund	443,680	12,760,237
PIMCO Strategic Income Fund, Inc.(a)	293,778	2,276,779
		48,396,457
Option Income-30.33%
BlackRock Energy and Resources Trust	390,100	3,674,742
BlackRock Enhanced Capital and Income Fund, Inc.	543,464	11,048,623
BlackRock Enhanced Equity Dividend Trust(a)	2,555,817	26,427,148
BlackRock Enhanced Global Dividend Trust(a)	886,406	11,000,299
BlackRock Enhanced International Dividend Trust	1,428,160	9,268,758
BlackRock Health Sciences Trust	88,739	4,247,049
BlackRock Resources & Commodities Strategy Trust	1,044,284	10,254,869
BlackRock Science & Technology Trust(a)	177,519	10,249,947
Brookfield Real Assets Income Fund, Inc.(a)	404,122	8,781,571
Columbia Seligman Premium Technology Growth Fund, Inc.(a)	151,516	5,268,211
Eaton Vance Enhanced Equity Income Fund(a)	383,520	6,941,712
Eaton Vance Enhanced Equity Income Fund II	424,066	9,477,875
Eaton Vance Risk-Managed Diversified Equity Income Fund(a)	441,120	4,914,077
Eaton Vance Tax-Managed Buy-Write Income Fund(a)	189,958	3,081,119
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	659,466	10,610,808
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	1,469,813	20,107,042
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund(a)	1,267,240	14,079,036
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	3,633,058	36,911,869
	Shares	Value
Option Income-(continued)
First Trust Enhanced Equity Income Fund	242,517	$4,813,963
GAMCO Natural Resources Gold & Income Trust(a)	308,418	1,782,656
Guggenheim Enhanced Equity Income Fund	745,260	6,386,878
John Hancock Hedged Equity & Income Fund(a)	169,600	2,184,448
Madison Covered Call & Equity Strategy Fund(a)	193,088	1,575,598
Nuveen Dow 30sm Dynamic Overwrite Fund	503,784	8,614,706
Nuveen S&P 500 Buy-Write Income Fund	1,401,845	20,032,365
Nuveen S&P 500 Dynamic Overwrite Fund(a)	207,204	3,684,087
Voya Global Advantage and Premium Opportunity Fund	273,515	2,636,685
Voya Global Equity Dividend and Premium Opportunity Fund	1,426,799	8,560,794
Voya Infrastructure Industrials and Materials Fund(a)	248,834	3,200,005
		269,816,940
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $787,616,057)		889,678,672
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.59%
Invesco Private Government Fund, 0.01%(b)(c)(d)	5,654,440	5,654,440
Invesco Private Prime Fund, 0.09%(b)(c)(d)	8,496,097	8,499,495
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,153,935)		14,153,935
TOTAL INVESTMENTS IN SECURITIES-101.62% (Cost $801,769,992)		903,832,607
OTHER ASSETS LESS LIABILITIES-(1.62)%		(14,435,752)
NET ASSETS-100.00%		$889,396,855

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at May 31, 2021.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Invesco Bond Fund	$2,212,405	$307,454	$(216,873)	$(32,213)	$86,482	$2,279,560	$54,931
Invesco High Income 2023 Target Term Fund	1,301,886	269,550	(1,682,492)	384,900	(273,844)	-	37,357
Invesco High Income Trust II	1,540,802	2,157	(1,488,884)	(226,031)	171,956	-	11,647
Invesco Senior Income Trust	-	8,858,774	(1,282,663)	1,192,668	99,586	8,868,365	371,464
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$19,643,310	$(19,643,310)	$-	$-	$-	$99
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	199,232	(199,232)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,472,276	81,939,578	(85,757,414)	-	-	5,654,440	1,934*
Invesco Private Prime Fund	3,158,494	104,718,859	(99,380,843)	-	2,985	8,499,495	11,280*
Total	$17,685,863	$215,938,914	$(209,651,711)	$1,319,324	$87,165**	$25,301,860	$488,712

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Bond Fund	$77,695

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.72%
Aerospace & Defense-1.72%
Howmet Aerospace, Inc.
5.13%, 10/01/2024	$2,807,000	$3,073,806
5.90%, 02/01/2027	2,636,000	3,067,368
TransDigm, Inc., 5.50%, 11/15/2027	7,800,000	8,142,186
		14,283,360
Airlines-3.33%
Delta Air Lines, Inc.
7.38%, 01/15/2026(b)	6,090,000	7,177,900
4.38%, 04/19/2028(b)	6,758,000	7,115,545
United Airlines Holdings, Inc., 4.25%, 10/01/2022	13,063,100	13,373,349
		27,666,794
Auto Components-1.75%
American Axle & Manufacturing, Inc.
6.25%, 04/01/2025(b)	2,243,000	2,326,720
6.88%, 07/01/2028(b)	2,210,000	2,400,845
Dana, Inc., 5.63%, 06/15/2028(b)	2,146,000	2,318,047
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/2026(b)	3,563,000	3,651,932
5.00%, 07/15/2029(c)	3,700,000	3,781,215
		14,478,759
Automobiles-2.87%
Ford Motor Co.
8.50%, 04/21/2023	10,450,000	11,678,659
4.35%, 12/08/2026	11,370,000	12,114,962
		23,793,621
Banks-0.74%
CIT Group, Inc.
5.00%, 08/15/2022	2,906,000	3,054,933
6.13%, 03/09/2028	2,550,000	3,091,951
		6,146,884
Building Products-0.30%
Griffon Corp., 5.75%, 03/01/2028	2,345,000	2,476,906
Chemicals-3.86%
Ashland LLC, 4.75%, 08/15/2022(b)	3,272,000	3,405,203
Avient Corp., 5.25%, 03/15/2023	3,051,000	3,274,348
CF Industries, Inc., 3.45%, 06/01/2023	5,795,000	6,034,044
Chemours Co. (The), 5.38%, 05/15/2027(b)	4,552,000	4,905,872
Huntsman International LLC
5.13%, 11/15/2022	2,499,000	2,634,855
4.50%, 05/01/2029	2,499,000	2,824,177
Olin Corp., 5.63%, 08/01/2029(b)	4,609,000	5,019,155
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031(c)	3,950,000	3,905,247
		32,002,901
Commercial Services & Supplies-1.68%
ADT Security Corp. (The), 3.50%, 07/15/2022	6,117,000	6,235,089
CoreCivic, Inc., 8.25%, 04/15/2026(b)	4,250,000	4,156,436
Covanta Holding Corp., 6.00%, 01/01/2027	3,401,000	3,561,901
		13,953,426
	Principal Amount	Value
Communications Equipment-0.66%
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	$1,737,150	$1,745,479
6.63%, 08/01/2026(b)	3,353,000	3,728,419
		5,473,898
Construction & Engineering-1.61%
AECOM, 5.13%, 03/15/2027	6,501,000	7,199,857
Fluor Corp.
3.50%, 12/15/2024(b)	2,934,000	3,095,077
4.25%, 09/15/2028(b)	3,035,000	3,103,288
		13,398,222
Consumer Finance-3.53%
Ally Financial, Inc., 5.75%, 11/20/2025	9,733,000	11,208,371
Navient Corp.
6.50%, 06/15/2022	3,735,000	3,912,412
5.00%, 03/15/2027(b)	4,032,000	4,107,600
OneMain Finance Corp.
6.13%, 03/15/2024	2,400,000	2,589,000
6.63%, 01/15/2028	2,605,000	2,959,619
SLM Corp., 4.20%, 10/29/2025(b)	4,281,000	4,543,297
		29,320,299
Containers & Packaging-2.76%
Ball Corp.
5.25%, 07/01/2025	2,755,000	3,122,352
2.88%, 08/15/2030	3,325,000	3,201,742
Berry Global, Inc., 0.95%, 02/15/2024(b)(c)	5,980,000	6,007,747
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	6,303,000	6,633,907
Silgan Holdings, Inc., 4.13%, 02/01/2028(b)	3,762,000	3,895,965
		22,861,713
Diversified Consumer Services-0.57%
Service Corp. International, 5.13%, 06/01/2029	4,374,000	4,740,104
Diversified Telecommunication Services-2.25%
Lumen Technologies, Inc.
Series G, 6.88%, 01/15/2028(b)	5,772,000	6,439,012
Series S, 6.45%, 06/15/2021	6,323,000	6,341,653
Series Y, 7.50%, 04/01/2024	5,250,000	5,886,563
		18,667,228
Electric Utilities-3.43%
DPL, Inc., 4.13%, 07/01/2025	3,986,000	4,265,020
FirstEnergy Corp.
Series B, 4.75%, 03/15/2023	4,775,000	5,042,849
Series B, 4.40%, 07/15/2027	4,657,000	5,082,522
NRG Energy, Inc., 6.63%, 01/15/2027	5,157,000	5,360,985
PG&E Corp., 5.25%, 07/01/2030(b)	8,560,000	8,667,000
		28,418,376
Electronic Equipment, Instruments & Components-0.81%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/2024	2,981,000	3,335,024
3.25%, 02/15/2029	3,350,000	3,406,112
		6,741,136
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-0.80%
Oceaneering International, Inc., 4.65%, 11/15/2024	$3,147,000	$3,162,452
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028(b)	3,495,000	3,476,098
		6,638,550
Entertainment-0.89%
Netflix, Inc.
5.50%, 02/15/2022	3,534,000	3,653,272
4.88%, 04/15/2028	3,252,000	3,745,166
		7,398,438
Equity REITs-5.61%
CyrusOne L.P./CyrusOne Finance Corp.
2.90%, 11/15/2024	1,485,000	1,574,501
3.45%, 11/15/2029	1,695,000	1,776,701
Diversified Healthcare Trust, 4.75%, 02/15/2028(b)	4,812,000	4,650,557
EPR Properties, 3.75%, 08/15/2029(b)	3,860,000	3,778,788
FelCor Lodging L.P., 6.00%, 06/01/2025	3,927,000	4,025,450
GEO Group, Inc. (The), 6.00%, 04/15/2026(b)	5,798,000	3,493,295
GLP Capital L.P./GLP Financing II, Inc.
5.38%, 04/15/2026(b)	2,040,000	2,332,924
5.30%, 01/15/2029	1,950,000	2,252,318
iStar, Inc., 4.75%, 10/01/2024	2,239,000	2,343,113
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	4,027,000	4,243,451
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	3,599,000	3,661,803
Sabra Health Care L.P., 5.13%, 08/15/2026	2,978,000	3,351,198
SBA Communications Corp.
4.88%, 09/01/2024	1,908,000	1,949,747
3.88%, 02/15/2027	1,900,000	1,945,211
Service Properties Trust
4.35%, 10/01/2024	2,649,000	2,605,291
4.75%, 10/01/2026	2,720,000	2,587,631
		46,571,979
Food Products-2.65%
B&G Foods, Inc., 5.25%, 04/01/2025(b)	3,211,000	3,303,316
Kraft Heinz Foods Co., 4.25%, 03/01/2031	2,289,000	2,549,766
Kraft Heinz Foods Co. (The)
3.95%, 07/15/2025	4,250,000	4,686,245
3.00%, 06/01/2026	7,052,000	7,463,751
TreeHouse Foods, Inc., 4.00%, 09/01/2028	3,960,000	3,943,982
		21,947,060
Gas Utilities-0.72%
AmeriGas Partners L.P./AmeriGas Finance Corp.
5.63%, 05/20/2024	2,657,000	2,930,804
5.88%, 08/20/2026	2,750,000	3,072,657
		6,003,461
Health Care Equipment & Supplies-0.42%
Teleflex, Inc., 4.63%, 11/15/2027	3,294,000	3,509,559
Health Care Providers & Services-6.66%
Centene Corp., 4.63%, 12/15/2029	10,911,000	11,793,318
Encompass Health Corp., 4.75%, 02/01/2030	4,370,000	4,588,784
HCA, Inc.
5.38%, 02/01/2025	5,911,000	6,620,320
3.50%, 09/01/2030	6,530,000	6,714,962
	Principal Amount	Value
Health Care Providers & Services-(continued)
Magellan Health, Inc., 4.90%, 09/22/2024(b)	$3,821,000	$4,205,527
Molina Healthcare, Inc., 5.38%, 11/15/2022	6,462,000	6,768,945
Tenet Healthcare Corp.
4.88%, 01/01/2026(c)	4,150,000	4,292,096
4.63%, 06/15/2028(b)(c)	4,170,000	4,258,946
Universal Health Services, Inc., 2.65%, 10/15/2030(c)	6,050,000	5,994,854
		55,237,752
Hotels, Restaurants & Leisure-5.65%
Aramark Services, Inc., 4.75%, 06/01/2026(b)	6,491,000	6,645,161
Churchill Downs, Inc., 5.50%, 04/01/2027(c)	2,293,000	2,386,944
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030	5,782,000	6,159,854
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/2026	3,362,000	3,511,979
MGM Resorts International
6.00%, 03/15/2023	3,696,000	3,950,100
5.50%, 04/15/2027	3,635,000	3,952,844
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022	4,034,000	4,171,398
3.70%, 03/15/2028(b)	4,530,000	4,361,144
Travel + Leisure Co.
4.25%, 03/01/2022	2,158,000	2,190,446
Series J, 6.00%, 04/01/2027	1,932,000	2,145,225
Yum! Brands, Inc.
3.75%, 11/01/2021	3,572,000	3,594,039
3.63%, 03/15/2031	3,860,000	3,817,598
		46,886,732
Household Durables-4.74%
Century Communities, Inc., 6.75%, 06/01/2027	2,230,000	2,408,411
KB Home, 7.00%, 12/15/2021	3,115,000	3,175,353
Lennar Corp.
4.50%, 04/30/2024	3,248,000	3,562,276
4.75%, 11/29/2027(b)	3,127,000	3,620,222
M/I Homes, Inc., 4.95%, 02/01/2028	2,575,000	2,709,866
MDC Holdings, Inc., 2.50%, 01/15/2031	3,342,000	3,248,792
Meritage Homes Corp., 6.00%, 06/01/2025	2,970,000	3,387,166
Newell Brands, Inc., 4.70%, 04/01/2026	5,544,000	6,237,166
Tempur Sealy International, Inc., 5.50%, 06/15/2026(b)	2,976,000	3,057,944
Toll Brothers Finance Corp.
4.38%, 04/15/2023(b)	2,110,340	2,217,672
4.88%, 03/15/2027	2,048,000	2,321,080
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	1,524,000	1,696,395
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	1,525,000	1,674,252
		39,316,595
Household Products-0.42%
Spectrum Brands, Inc., 5.75%, 07/15/2025	3,411,000	3,500,539
Independent Power and Renewable Electricity Producers-0.51%
AES Corp. (The), 2.45%, 01/15/2031(c)	4,340,000	4,216,388
Internet & Direct Marketing Retail-0.88%
QVC, Inc.
4.38%, 03/15/2023	3,450,000	3,628,175
4.75%, 02/15/2027	3,455,000	3,653,853
		7,282,028

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
IT Services-0.22%
Twilio, Inc., 3.63%, 03/15/2029	$1,820,000	$1,833,068
Machinery-1.38%
Hillenbrand, Inc., 5.00%, 09/15/2026	2,616,000	2,893,963
Trinity Industries, Inc., 4.55%, 10/01/2024	3,866,000	4,095,563
Wabtec Corp.
4.40%, 03/15/2024	1,901,000	2,074,114
4.95%, 09/15/2028	2,070,000	2,389,465
		11,453,105
Media-4.23%
AMC Networks, Inc.
5.00%, 04/01/2024	2,044,000	2,070,715
4.25%, 02/15/2029(b)	2,180,000	2,166,375
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030(c)	8,155,000	8,468,458
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	7,396,000	8,417,663
DISH DBS Corp.
5.88%, 11/15/2024	4,050,000	4,318,313
7.75%, 07/01/2026	3,991,000	4,538,565
Lamar Media Corp., 3.75%, 02/15/2028	5,050,000	5,087,875
		35,067,964
Metals & Mining-1.65%
AK Steel Corp., 7.00%, 03/15/2027	760	793
Allegheny Technologies, Inc.
7.88%, 08/15/2023	1,449,000	1,601,913
5.88%, 12/01/2027	1,527,000	1,620,811
Carpenter Technology Corp., 6.38%, 07/15/2028	2,645,000	2,894,532
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	3,650,000	3,789,083
4.63%, 08/01/2030(b)	3,470,000	3,814,363
		13,721,495
Mortgage REITs-0.84%
Starwood Property Trust, Inc., 5.00%, 12/15/2021	6,932,000	6,986,208
Multiline Retail-2.11%
Macy’s Retail Holdings LLC, 2.88%, 02/15/2023	9,624,000	9,696,180
Nordstrom, Inc., 4.38%, 04/01/2030(b)	7,625,000	7,838,665
		17,534,845
Oil, Gas & Consumable Fuels-10.09%
Apache Corp.
4.63%, 11/15/2025(b)	2,809,000	2,984,562
4.38%, 10/15/2028(b)	2,910,000	2,989,297
Continental Resources, Inc.
3.80%, 06/01/2024	2,890,000	3,038,315
4.38%, 01/15/2028(b)	2,853,000	3,099,071
Devon Energy Corp., 5.85%, 12/15/2025	2,144,000	2,539,174
Diamondback Energy, Inc.
2.88%, 12/01/2024	2,129,000	2,265,487
3.50%, 12/01/2029	2,160,000	2,293,848
EQM Midstream Partners L.P.
4.75%, 07/15/2023	2,070,000	2,169,401
5.50%, 07/15/2028	2,085,000	2,231,013
EQT Corp.
7.63%, 02/01/2025	1,580,000	1,847,328
3.90%, 10/01/2027(b)	1,773,000	1,895,603
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Hess Corp., 4.30%, 04/01/2027(b)	$5,399,000	$6,016,672
Murphy Oil Corp.
5.75%, 08/15/2025(b)	2,324,000	2,390,025
5.88%, 12/01/2027(b)	2,315,000	2,396,349
Occidental Petroleum Corp.
2.90%, 08/15/2024	7,325,000	7,315,844
3.50%, 08/15/2029(b)	7,875,000	7,393,562
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	2,177,000	2,423,438
Ovintiv, Inc., 7.38%, 11/01/2031	1,800,000	2,402,294
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028	9,163,000	6,769,304
PDC Energy, Inc., 6.13%, 09/15/2024	2,887,000	2,955,566
Range Resources Corp.
4.88%, 05/15/2025(b)	1,302,000	1,326,413
8.25%, 01/15/2029(c)	1,251,000	1,396,635
Southwestern Energy Co.
6.45%, 01/23/2025	1,446,000	1,585,496
7.75%, 10/01/2027(b)	1,400,000	1,521,870
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	7,215,000	7,804,646
WPX Energy, Inc., 4.50%, 01/15/2030	2,464,000	2,663,633
		83,714,846
Pharmaceuticals-0.45%
Elanco Animal Health, Inc.
5.27%, 08/28/2023	1,735,000	1,879,291
5.90%, 08/28/2028(b)	1,605,000	1,851,352
		3,730,643
Professional Services-0.62%
IHS Markit Ltd.
4.13%, 08/01/2023	2,388,000	2,556,461
4.25%, 05/01/2029	2,245,000	2,562,080
		5,118,541
Real Estate Management & Development-0.70%
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	3,100,000	3,180,166
Newmark Group, Inc., 6.13%, 11/15/2023	2,395,000	2,645,099
		5,825,265
Semiconductors & Semiconductor Equipment-1.07%
Amkor Technology, Inc., 6.63%, 09/15/2027(b)(c)	4,166,000	4,501,301
Qorvo, Inc., 4.38%, 10/15/2029(b)	4,047,000	4,408,073
		8,909,374
Software-0.88%
CDK Global, Inc.
5.00%, 10/15/2024(b)	1,598,000	1,763,409
4.88%, 06/01/2027	1,606,000	1,697,799
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	1,065,000	1,046,426
Nuance Communications, Inc., 5.63%, 12/15/2026	2,654,640	2,793,611
		7,301,245
Specialty Retail-3.60%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	4,315,000	4,516,727
L Brands, Inc., 5.25%, 02/01/2028	8,394,000	9,118,444
Murphy Oil USA, Inc., 4.75%, 09/15/2029	5,220,000	5,461,477

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
Penske Automotive Group, Inc., 5.50%, 05/15/2026(b)	$6,510,000	$6,718,450
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	3,892,000	4,021,117
		29,836,215
Technology Hardware, Storage & Peripherals-4.92%
EMC Corp., 3.38%, 06/01/2023	15,961,000	16,481,408
Seagate HDD Cayman
4.75%, 01/01/2025(b)	3,907,000	4,267,694
4.09%, 06/01/2029(c)	4,150,000	4,186,458
Western Digital Corp., 4.75%, 02/15/2026	8,683,000	9,668,651
Xerox Corp., 4.38%, 03/15/2023	5,990,000	6,228,522
		40,832,733
Textiles, Apparel & Luxury Goods-0.50%
Under Armour, Inc., 3.25%, 06/15/2026(b)	4,058,000	4,157,320
Thrifts & Mortgage Finance-0.78%
MGIC Investment Corp., 5.25%, 08/15/2028	3,315,000	3,511,480
Radian Group, Inc.
4.50%, 10/01/2024	1,270,420	1,341,881
4.88%, 03/15/2027	1,552,000	1,657,311
		6,510,672
Trading Companies & Distributors-0.96%
United Rentals North America, Inc., 4.88%, 01/15/2028	7,498,000	7,929,510
Wireless Telecommunication Services-1.90%
Sprint Capital Corp., 6.88%, 11/15/2028(b)	6,248,000	7,825,027
Sprint Corp., 7.88%, 09/15/2023	6,965,000	7,900,817
		15,725,844
Total U.S. Dollar Denominated Bonds & Notes (Cost $796,128,929)		819,121,601
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $209,069)	209,069	$209,069
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.74% (Cost $796,337,998)		819,330,670
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.34%
Invesco Private Government Fund, 0.01%(d)(e)(f)	47,513,222	47,513,222
Invesco Private Prime Fund, 0.09%(d)(e)(f)	71,412,264	71,440,830
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $118,954,051)		118,954,052
TOTAL INVESTMENTS IN SECURITIES-113.08% (Cost $915,292,049)		938,284,722
OTHER ASSETS LESS LIABILITIES-(13.08)%		(108,560,479)
NET ASSETS-100.00%		$829,724,243

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $53,396,289, which represented 6.44% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$97,813,446	$(97,604,377)	$-	$-	$209,069	$737
Invesco Premier U.S. Government Money Portfolio, Institutional Class	4,085,897	14,211,271	(18,297,168)	-	-	-	29
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$16,700,947	$137,264,253	$(106,451,978)	$-	$-	$47,513,222	$3,641*
Invesco Private Prime Fund	5,576,100	162,841,653	(96,980,781)	1	3,857	71,440,830	29,727*
Total	$26,362,944	$412,130,623	$(319,334,304)	$1	$3,857	$119,163,121	$34,134

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.78%
Aerospace & Defense-2.35%
Boeing Co. (The)
4.88%, 05/01/2025	$115,000	$129,238
5.15%, 05/01/2030	115,000	134,820
General Dynamics Corp.
3.25%, 04/01/2025	70,000	76,186
3.75%, 05/15/2028(b)	71,000	80,339
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	30,000	32,976
3.48%, 12/01/2027	30,000	32,892
L3Harris Technologies, Inc.
3.85%, 06/15/2023	33,000	35,171
4.40%, 06/15/2028	33,000	37,820
Lockheed Martin Corp., 3.55%, 01/15/2026(b)	174,000	193,454
Northrop Grumman Corp.
2.93%, 01/15/2025	70,000	74,941
3.25%, 01/15/2028	66,000	71,531
Raytheon Technologies Corp.
2.50%, 12/15/2022	90,000	92,609
4.13%, 11/16/2028	79,000	90,111
Teledyne Technologies, Inc., 2.75%, 04/01/2031	40,000	40,454
Textron, Inc., 3.00%, 06/01/2030	75,000	78,276
		1,200,818
Air Freight & Logistics-0.95%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028(b)	70,000	79,408
FedEx Corp.
3.25%, 04/01/2026	80,000	87,702
3.10%, 08/05/2029	83,000	89,028
United Parcel Service, Inc.
3.90%, 04/01/2025(b)	100,000	111,497
3.05%, 11/15/2027(b)	104,000	115,573
		483,208
Airlines-0.24%
Southwest Airlines Co.
5.25%, 05/04/2025	55,000	63,138
5.13%, 06/15/2027	50,000	58,565
		121,703
Auto Components-0.35%
BorgWarner, Inc.
3.38%, 03/15/2025(b)	32,000	34,763
2.65%, 07/01/2027	40,000	42,225
Lear Corp., 3.80%, 09/15/2027	90,000	99,271
		176,259
Automobiles-1.10%
General Motors Co., 6.13%, 10/01/2025	120,000	142,783
General Motors Financial Co., Inc.
3.20%, 07/06/2021	142,000	142,045
4.35%, 01/17/2027	134,000	151,016
PACCAR Financial Corp., 2.65%, 05/10/2022(b)	124,000	126,959
		562,803
Banks-6.84%
Bank of America Corp.
3.30%, 01/11/2023	221,000	231,822
3.25%, 10/21/2027	220,000	239,489
	Principal Amount	Value
Banks-(continued)
Citigroup, Inc.
4.50%, 01/14/2022	$204,000	$209,395
4.45%, 09/29/2027	185,000	211,888
Citizens Bank N.A., 3.25%, 02/14/2022	50,000	50,933
Comerica, Inc.
3.70%, 07/31/2023	40,000	42,737
4.00%, 02/01/2029	43,000	48,635
Fifth Third Bancorp
3.65%, 01/25/2024	60,000	64,656
2.55%, 05/05/2027	65,000	68,542
First Republic Bank, 2.50%, 06/06/2022	101,000	103,059
Huntington Bancshares, Inc.
2.63%, 08/06/2024	50,000	53,021
2.55%, 02/04/2030	57,000	58,541
JPMorgan Chase & Co.
3.88%, 09/10/2024	245,000	268,606
2.95%, 10/01/2026	261,000	282,266
KeyCorp, 2.25%, 04/06/2027	60,000	62,500
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	88,000	94,365
People’s United Financial, Inc., 3.65%, 12/06/2022	71,000	73,808
PNC Financial Services Group, Inc. (The)
3.50%, 01/23/2024	100,000	107,811
2.55%, 01/22/2030	105,000	109,026
Regions Financial Corp., 3.80%, 08/14/2023	114,000	122,003
SVB Financial Group, 3.13%, 06/05/2030	75,000	78,737
Truist Bank, 3.63%, 09/16/2025	86,000	95,093
Truist Financial Corp., 1.13%, 08/03/2027	90,000	87,969
U.S. Bancorp
3.38%, 02/05/2024(b)	109,000	117,351
Series V, 2.38%, 07/22/2026	121,000	128,251
Wells Fargo & Co.
3.00%, 04/22/2026	226,000	245,036
4.15%, 01/24/2029	210,000	240,169
		3,495,709
Beverages-1.88%
Coca-Cola Co. (The)
1.75%, 09/06/2024	125,000	130,263
2.88%, 10/27/2025	122,000	132,528
1.45%, 06/01/2027(b)	130,000	131,614
Constellation Brands, Inc.
4.25%, 05/01/2023	44,000	47,142
3.60%, 02/15/2028	38,000	41,801
Keurig Dr Pepper, Inc.
4.06%, 05/25/2023	57,000	60,983
4.60%, 05/25/2028	46,000	53,698
Molson Coors Beverage Co.
2.10%, 07/15/2021	49,000	49,066
3.00%, 07/15/2026(b)	48,000	51,505
PepsiCo, Inc.
2.75%, 03/01/2023	125,000	130,634
3.00%, 10/15/2027	119,000	131,295
		960,529
Biotechnology-1.69%
AbbVie, Inc.
2.60%, 11/21/2024	105,000	111,257
3.20%, 11/21/2029	114,000	122,462
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Biotechnology-(continued)
Amgen, Inc.
3.63%, 05/22/2024	$100,000	$108,576
2.20%, 02/21/2027	100,000	104,189
Biogen, Inc.
4.05%, 09/15/2025	56,000	62,537
2.25%, 05/01/2030(b)	70,000	69,134
Gilead Sciences, Inc.
3.65%, 03/01/2026	98,000	108,457
2.95%, 03/01/2027	100,000	107,872
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	75,000	70,414
		864,898
Building Products-0.77%
Carrier Global Corp.
2.24%, 02/15/2025	60,000	62,774
2.72%, 02/15/2030	60,000	61,711
Fortune Brands Home & Security, Inc.
4.00%, 09/21/2023	29,000	31,210
3.25%, 09/15/2029	33,000	35,316
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	140,000	132,987
Masco Corp., 1.50%, 02/15/2028	70,000	68,057
		392,055
Capital Markets-3.87%
Ameriprise Financial, Inc.
4.00%, 10/15/2023(b)	59,000	64,007
2.88%, 09/15/2026	63,000	68,001
Bank of New York Mellon Corp. (The)
2.20%, 08/16/2023	97,000	100,765
3.85%, 04/28/2028	84,000	95,932
BlackRock, Inc.
3.50%, 03/18/2024(b)	74,000	80,585
1.90%, 01/28/2031	90,000	88,547
Charles Schwab Corp. (The)
2.65%, 01/25/2023	80,000	82,986
2.00%, 03/20/2028	80,000	81,563
CME Group, Inc.
3.00%, 03/15/2025	51,000	55,050
3.75%, 06/15/2028(b)	55,000	62,404
Franklin Resources, Inc., 1.60%, 10/30/2030	120,000	113,698
Goldman Sachs Group, Inc. (The)
5.75%, 01/24/2022	142,000	147,086
3.50%, 11/16/2026	137,000	149,817
Jefferies Financial Group, Inc., 5.50%, 10/18/2023	40,000	43,161
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	35,000	38,852
Morgan Stanley
3.63%, 01/20/2027	132,000	147,083
Series F, 3.88%, 04/29/2024	128,000	139,782
Nasdaq, Inc.
4.25%, 06/01/2024	26,000	28,611
1.65%, 01/15/2031(b)	40,000	37,401
Northern Trust Corp.
3.95%, 10/30/2025	50,000	56,760
1.95%, 05/01/2030	55,000	54,846
Raymond James Financial, Inc., 4.65%, 04/01/2030	70,000	83,234
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
3.55%, 08/18/2025	$71,000	$79,215
2.40%, 01/24/2030(b)	75,000	77,283
		1,976,669
Chemicals-2.71%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	50,000	51,280
2.05%, 05/15/2030	59,000	59,233
Celanese US Holdings LLC, 4.63%, 11/15/2022	66,000	69,820
DuPont de Nemours, Inc.
4.21%, 11/15/2023	70,000	76,133
4.73%, 11/15/2028	70,000	82,670
Eastman Chemical Co.
3.80%, 03/15/2025(b)	43,000	47,108
4.50%, 12/01/2028	40,000	46,512
Ecolab, Inc., 2.70%, 11/01/2026	100,000	107,582
EI du Pont de Nemours and Co.
1.70%, 07/15/2025	40,000	41,143
2.30%, 07/15/2030	35,000	35,486
FMC Corp., 3.20%, 10/01/2026	48,000	51,920
Linde, Inc.
3.20%, 01/30/2026	76,000	83,417
1.10%, 08/10/2030	90,000	83,556
LYB International Finance II B.V., 3.50%, 03/02/2027	81,000	88,554
LyondellBasell Industries N.V., 5.75%, 04/15/2024	71,000	80,116
Mosaic Co. (The)
4.25%, 11/15/2023	33,000	35,596
4.05%, 11/15/2027	49,000	54,666
PPG Industries, Inc.
1.20%, 03/15/2026(b)	50,000	49,869
3.75%, 03/15/2028	51,000	57,597
Sherwin-Williams Co. (The)
3.13%, 06/01/2024	50,000	53,639
3.45%, 06/01/2027(b)	48,000	53,060
Westlake Chemical Corp., 3.60%, 08/15/2026	69,000	75,999
		1,384,956
Commercial Services & Supplies-0.58%
Cintas Corp. No. 2
2.90%, 04/01/2022	38,000	38,767
3.70%, 04/01/2027(b)	28,000	31,499
Republic Services, Inc.
2.50%, 08/15/2024	50,000	52,797
3.95%, 05/15/2028	49,000	55,168
Waste Management, Inc.
0.75%, 11/15/2025	65,000	64,577
3.15%, 11/15/2027	50,000	54,737
		297,545
Communications Equipment-0.82%
Cisco Systems, Inc.
3.63%, 03/04/2024(b)	124,000	135,153
2.50%, 09/20/2026(b)	125,000	134,877
Juniper Networks, Inc., 3.75%, 08/15/2029	63,000	68,728
Motorola Solutions, Inc.
4.00%, 09/01/2024	38,000	41,846
4.60%, 05/23/2029(b)	33,000	37,947
		418,551

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Construction & Engineering-0.12%
Quanta Services, Inc., 2.90%, 10/01/2030	$60,000	$61,902
Construction Materials-0.24%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	56,000	61,758
Vulcan Materials Co., 3.50%, 06/01/2030	55,000	60,283
		122,041
Consumer Finance-1.15%
American Express Co., 2.50%, 08/01/2022	100,000	102,439
American Express Credit Corp., 3.30%, 05/03/2027	96,000	106,689
Capital One Financial Corp.
4.20%, 10/29/2025	101,000	113,835
3.80%, 01/31/2028	105,000	117,838
Discover Bank
4.20%, 08/08/2023	70,000	75,769
3.45%, 07/27/2026	66,000	72,263
		588,833
Containers & Packaging-0.99%
Amcor Finance USA, Inc., 3.63%, 04/28/2026	40,000	43,826
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	40,000	40,648
Avery Dennison Corp., 4.88%, 12/06/2028	51,000	60,190
International Paper Co., 3.80%, 01/15/2026	120,000	134,085
Packaging Corp. of America
4.50%, 11/01/2023	30,000	32,537
3.40%, 12/15/2027	35,000	38,567
Sonoco Products Co., 3.13%, 05/01/2030(b)	55,000	58,170
WRKCo, Inc.
4.65%, 03/15/2026	50,000	57,430
4.90%, 03/15/2029	35,000	41,609
		507,062
Distributors-0.20%
Genuine Parts Co., 1.88%, 11/01/2030	105,000	99,683
Diversified Consumer Services-0.13%
Block Financial LLC, 3.88%, 08/15/2030(b)	60,000	64,084
Diversified Financial Services-1.64%
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030(b)	220,000	246,896
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	203,000	222,808
Equitable Holdings, Inc.
3.90%, 04/20/2023	42,000	44,560
4.35%, 04/20/2028	61,000	69,330
GE Capital Funding LLC, 4.40%, 05/15/2030	125,000	143,965
Voya Financial, Inc., 3.65%, 06/15/2026	100,000	111,400
		838,959
Diversified Telecommunication Services-1.71%
AT&T, Inc.
3.40%, 05/15/2025	215,000	235,896
4.30%, 02/15/2030	200,000	228,027
Verizon Communications, Inc.
1.45%, 03/20/2026	200,000	202,114
4.33%, 09/21/2028	180,000	207,224
		873,261
Electric Utilities-4.42%
American Electric Power Co., Inc., 3.20%, 11/13/2027	66,000	71,699
	Principal Amount	Value
Electric Utilities-(continued)
Avangrid, Inc.
3.20%, 04/15/2025	$45,000	$48,494
3.80%, 06/01/2029	38,000	42,203
Consolidated Edison Co. of New York, Inc., Series D, 4.00%, 12/01/2028	121,000	137,318
Duke Energy Corp.
3.75%, 04/15/2024	94,000	101,552
2.65%, 09/01/2026	96,000	101,771
Edison International, 4.13%, 03/15/2028	56,000	59,410
Entergy Corp.
0.90%, 09/15/2025	60,000	59,301
2.95%, 09/01/2026	55,000	58,892
Evergy, Inc.
2.45%, 09/15/2024	40,000	41,957
2.90%, 09/15/2029	40,000	41,383
Eversource Energy, Series K, 2.75%, 03/15/2022	52,000	52,887
Exelon Corp.
3.50%, 06/01/2022	89,000	91,579
4.05%, 04/15/2030	80,000	89,798
Georgia Power Co., Series A, 2.10%, 07/30/2023	90,000	93,311
Interstate Power and Light Co.
3.25%, 12/01/2024	34,000	36,730
4.10%, 09/26/2028	33,000	37,544
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/2025	90,000	95,886
2.25%, 06/01/2030	91,000	90,788
NSTAR Electric Co., 3.20%, 05/15/2027(b)	53,000	58,222
Ohio Power Co., Series M, 5.38%, 10/01/2021	76,000	77,305
Pacific Gas and Electric Co.
3.15%, 01/01/2026(b)	50,000	51,839
4.55%, 07/01/2030	50,000	52,667
Pinnacle West Capital Corp., 1.30%, 06/15/2025(b)	75,000	75,828
PPL Capital Funding, Inc.
3.40%, 06/01/2023	64,000	67,173
4.13%, 04/15/2030	55,000	62,283
Southern California Edison Co., Series E, 3.70%, 08/01/2025	60,000	65,797
Southern Co. (The)
2.35%, 07/01/2021	96,000	96,000
3.25%, 07/01/2026	88,000	95,713
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	74,000	76,861
Xcel Energy, Inc.
3.30%, 06/01/2025	60,000	64,903
4.00%, 06/15/2028	55,000	62,175
		2,259,269
Electrical Equipment-0.63%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	45,000	43,846
Eaton Corp.
2.75%, 11/02/2022	71,000	73,484
3.10%, 09/15/2027	64,000	69,910
Emerson Electric Co.
3.15%, 06/01/2025	63,000	68,450
1.80%, 10/15/2027	65,000	66,396
		322,086

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Electronic Equipment, Instruments & Components-1.07%
Amphenol Corp., 2.80%, 02/15/2030	$70,000	$72,607
Arrow Electronics, Inc.
3.25%, 09/08/2024	43,000	46,088
3.88%, 01/12/2028(b)	48,000	53,156
Avnet, Inc., 4.63%, 04/15/2026(b)	68,000	76,905
Flex Ltd.
4.75%, 06/15/2025	43,000	48,211
4.88%, 06/15/2029	50,000	57,066
Jabil, Inc.
4.70%, 09/15/2022	38,000	40,096
3.95%, 01/12/2028	53,000	58,862
Keysight Technologies, Inc.
4.55%, 10/30/2024	20,000	22,316
4.60%, 04/06/2027	18,000	20,852
Trimble, Inc., 4.90%, 06/15/2028	43,000	49,691
		545,850
Energy Equipment & Services-0.73%
Halliburton Co.
3.80%, 11/15/2025	53,000	58,789
2.92%, 03/01/2030(b)	50,000	51,044
NOV, Inc., 3.60%, 12/01/2029(b)	68,000	70,922
Schlumberger Investment S.A.
3.65%, 12/01/2023	89,000	95,405
2.65%, 06/26/2030(b)	95,000	97,991
		374,151
Entertainment-0.80%
Activision Blizzard, Inc., 3.40%, 09/15/2026	78,000	86,216
Electronic Arts, Inc., 1.85%, 02/15/2031	75,000	71,562
Walt Disney Co. (The)
1.75%, 08/30/2024	124,000	128,491
2.65%, 01/13/2031	120,000	124,155
		410,424
Equity REITs-5.50%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	28,000	30,516
4.90%, 12/15/2030	30,000	36,084
American Assets Trust L.P., 3.38%, 02/01/2031	30,000	30,347
American Homes 4 Rent L.P., 4.25%, 02/15/2028	38,000	42,367
American Tower Corp.
3.50%, 01/31/2023	59,000	61,996
3.80%, 08/15/2029	53,000	58,443
AvalonBay Communities, Inc.
3.45%, 06/01/2025	40,000	43,835
2.30%, 03/01/2030	45,000	45,266
Boston Properties L.P.
3.65%, 02/01/2026	40,000	44,269
3.25%, 01/30/2031	35,000	36,796
Brixmor Operating Partnership L.P.
3.85%, 02/01/2025	24,000	26,143
4.13%, 05/15/2029	30,000	33,246
Camden Property Trust, 2.80%, 05/15/2030	50,000	52,023
CBRE Services, Inc.
4.88%, 03/01/2026	40,000	46,358
2.50%, 04/01/2031	50,000	49,814
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/2023	50,000	53,147
	Principal Amount	Value
Equity REITs-(continued)
Corporate Office Properties L.P., 2.75%, 04/15/2031	$40,000	$39,383
Crown Castle International Corp., 3.65%, 09/01/2027	56,000	61,574
Digital Realty Trust L.P., 3.70%, 08/15/2027	78,000	87,478
Equinix, Inc.
2.63%, 11/18/2024	50,000	52,949
3.20%, 11/18/2029	50,000	52,932
ERP Operating L.P.
4.63%, 12/15/2021	48,000	48,612
2.85%, 11/01/2026	38,000	40,816
Essex Portfolio L.P.
3.50%, 04/01/2025	30,000	32,597
3.00%, 01/15/2030	40,000	41,539
Federal Realty Investment Trust, 3.95%, 01/15/2024	50,000	54,065
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	50,000	47,432
Healthpeak Properties, Inc., 3.50%, 07/15/2029	43,000	47,073
Host Hotels & Resorts L.P.
Series E, 4.00%, 06/15/2025	40,000	43,296
Series H, 3.38%, 12/15/2029(b)	44,000	44,929
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	33,000	37,544
Kilroy Realty L.P., 3.05%, 02/15/2030	48,000	49,453
Kimco Realty Corp.
3.30%, 02/01/2025	33,000	35,775
2.80%, 10/01/2026	40,000	42,507
LifeStorage L.P., 3.50%, 07/01/2026	40,000	43,803
Mid-America Apartments L.P., 3.60%, 06/01/2027(b)	64,000	70,991
Office Properties Income Trust, 4.50%, 02/01/2025	30,000	32,382
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	28,000	32,045
3.38%, 02/01/2031	30,000	30,361
Prologis L.P., 2.25%, 04/15/2030	102,000	102,542
Public Storage, 2.37%, 09/15/2022	48,000	49,213
Realty Income Corp.
4.65%, 08/01/2023	35,000	37,817
3.25%, 01/15/2031	40,000	42,864
Regency Centers L.P., 3.60%, 02/01/2027(b)	47,000	51,966
Simon Property Group L.P.
2.00%, 09/13/2024	66,000	68,776
2.45%, 09/13/2029	66,000	67,163
SL Green Operating Partnership L.P., 3.25%, 10/15/2022	58,000	59,905
Spirit Realty L.P., 3.40%, 01/15/2030	43,000	45,271
UDR, Inc., 3.20%, 01/15/2030	60,000	63,853
Ventas Realty L.P.
3.50%, 02/01/2025	60,000	65,097
4.40%, 01/15/2029(b)	54,000	61,371
VEREIT Operating Partnership L.P., 4.88%, 06/01/2026	33,000	38,139
Welltower, Inc.
4.00%, 06/01/2025	61,000	67,580
3.10%, 01/15/2030	60,000	62,712
Weyerhaeuser Co., 4.00%, 11/15/2029	93,000	105,591

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Equity REITs-(continued)
WP Carey, Inc.
4.60%, 04/01/2024	$29,000	$31,858
2.40%, 02/01/2031	30,000	29,311
		2,811,215
Food & Staples Retailing-2.54%
Costco Wholesale Corp.
2.75%, 05/18/2024	109,000	116,281
1.60%, 04/20/2030	120,000	116,569
Kroger Co. (The)
3.85%, 08/01/2023	93,000	99,201
2.65%, 10/15/2026	97,000	103,223
Sysco Corp.
5.65%, 04/01/2025	65,000	75,926
5.95%, 04/01/2030	60,000	76,486
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	109,000	119,185
3.20%, 04/15/2030	110,000	115,741
Walmart, Inc.
3.40%, 06/26/2023	223,000	236,790
3.70%, 06/26/2028	208,000	236,347
		1,295,749
Food Products-2.88%
Archer-Daniels-Midland Co.
2.75%, 03/27/2025(b)	76,000	81,425
2.50%, 08/11/2026	80,000	85,371
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	60,000	60,814
2.75%, 05/14/2031	65,000	65,043
Campbell Soup Co.
3.95%, 03/15/2025	40,000	44,164
4.15%, 03/15/2028(b)	43,000	48,693
Conagra Brands, Inc.
4.30%, 05/01/2024	40,000	44,247
4.85%, 11/01/2028	40,000	47,226
Flowers Foods, Inc., 2.40%, 03/15/2031(b)	50,000	49,512
General Mills, Inc.
3.15%, 12/15/2021	58,000	58,497
4.20%, 04/17/2028	61,000	69,925
Hershey Co. (The)
3.38%, 05/15/2023	40,000	42,310
2.30%, 08/15/2026(b)	48,000	51,141
Hormel Foods Corp., 1.80%, 06/11/2030	85,000	83,076
Ingredion, Inc., 3.20%, 10/01/2026	63,000	68,474
JM Smucker Co. (The)
3.50%, 03/15/2025	43,000	47,022
2.38%, 03/15/2030(b)	40,000	40,196
Kellogg Co.
3.25%, 04/01/2026	51,000	55,802
Series B, 7.45%, 04/01/2031	40,000	57,451
McCormick & Co., Inc.
2.70%, 08/15/2022	33,000	33,897
3.40%, 08/15/2027	33,000	36,441
Mondelez International, Inc.
1.50%, 05/04/2025	80,000	81,916
2.75%, 04/13/2030(b)	80,000	83,014
Tyson Foods, Inc.
3.95%, 08/15/2024	66,000	72,273
3.55%, 06/02/2027	56,000	62,055
		1,469,985
	Principal Amount	Value
Gas Utilities-0.18%
Atmos Energy Corp., 3.00%, 06/15/2027	$61,000	$66,256
National Fuel Gas Co., 3.75%, 03/01/2023	25,000	26,159
		92,415
Health Care Equipment & Supplies-1.69%
Abbott Laboratories
3.40%, 11/30/2023	81,000	86,802
3.75%, 11/30/2026	67,000	75,903
Baxter International, Inc., 2.60%, 08/15/2026	89,000	95,346
Becton, Dickinson and Co.
3.36%, 06/06/2024	60,000	64,594
3.70%, 06/06/2027	50,000	55,785
Boston Scientific Corp.
3.45%, 03/01/2024	40,000	42,965
2.65%, 06/01/2030	40,000	40,785
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	40,000	42,335
DH Europe Finance II S.a.r.l.
2.20%, 11/15/2024	48,000	50,417
2.60%, 11/15/2029	56,000	58,085
Edwards Lifesciences Corp., 4.30%, 06/15/2028	47,000	53,684
Stryker Corp.
3.50%, 03/15/2026(b)	54,000	59,623
1.95%, 06/15/2030	60,000	58,276
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	33,000	35,990
3.55%, 03/20/2030(b)	40,000	43,438
		864,028
Health Care Providers & Services-3.99%
AmerisourceBergen Corp.
3.25%, 03/01/2025	90,000	97,035
2.70%, 03/15/2031	100,000	101,907
Anthem, Inc.
2.38%, 01/15/2025	90,000	94,586
3.65%, 12/01/2027	85,000	94,862
Cardinal Health, Inc.
2.62%, 06/15/2022	95,000	96,992
3.41%, 06/15/2027(b)	89,000	97,505
Cigna Corp.
4.13%, 11/15/2025	80,000	90,234
4.38%, 10/15/2028	64,000	73,947
CVS Health Corp.
3.88%, 07/20/2025	130,000	144,114
4.30%, 03/25/2028	130,000	149,043
HCA, Inc.
5.00%, 03/15/2024	75,000	83,677
4.13%, 06/15/2029	70,000	78,498
Humana, Inc.
3.15%, 12/01/2022	70,000	72,399
3.95%, 03/15/2027	64,000	72,125
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	33,000	35,909
2.95%, 12/01/2029	30,000	31,390
McKesson Corp.
3.80%, 03/15/2024	110,000	119,227
3.95%, 02/16/2028	109,000	123,086
Quest Diagnostics, Inc.
3.50%, 03/30/2025	40,000	43,581
2.95%, 06/30/2030	35,000	36,495

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
3.75%, 07/15/2025	$134,000	$149,419
2.00%, 05/15/2030	150,000	149,480
		2,035,511
Hotels, Restaurants & Leisure-1.80%
Booking Holdings, Inc.
3.65%, 03/15/2025(b)	50,000	54,779
4.63%, 04/13/2030(b)	55,000	64,414
Darden Restaurants, Inc., 3.85%, 05/01/2027	74,000	82,038
Expedia Group, Inc.
5.00%, 02/15/2026(b)	40,000	45,601
3.80%, 02/15/2028	38,000	40,990
Las Vegas Sands Corp.
3.20%, 08/08/2024	81,000	85,205
3.50%, 08/18/2026	81,000	85,879
Marriott International, Inc.
Series EE, 5.75%, 05/01/2025	45,000	52,246
Series FF, 4.63%, 06/15/2030	50,000	56,498
McDonald’s Corp.
3.70%, 01/30/2026	96,000	106,853
3.80%, 04/01/2028	90,000	101,021
Starbucks Corp.
3.80%, 08/15/2025	66,000	73,456
2.55%, 11/15/2030	70,000	71,006
		919,986
Household Durables-0.92%
D.R. Horton, Inc.
2.50%, 10/15/2024	45,000	47,474
1.40%, 10/15/2027(b)	40,000	39,375
Leggett & Platt, Inc., 3.50%, 11/15/2027	70,000	76,079
Mohawk Industries, Inc.
3.85%, 02/01/2023	36,000	37,704
3.63%, 05/15/2030	35,000	38,132
NVR, Inc.
3.95%, 09/15/2022	30,000	31,069
3.00%, 05/15/2030	30,000	31,375
PulteGroup, Inc., 5.50%, 03/01/2026	60,000	70,327
Whirlpool Corp., 4.75%, 02/26/2029	84,000	98,847
		470,382
Household Products-1.31%
Clorox Co. (The)
3.05%, 09/15/2022	37,000	38,060
3.90%, 05/15/2028	35,000	39,579
Colgate-Palmolive Co., 3.25%, 03/15/2024	130,000	140,621
Kimberly-Clark Corp., 3.20%, 04/25/2029(b)	127,000	139,814
Procter & Gamble Co. (The)
2.15%, 08/11/2022	150,000	153,544
3.00%, 03/25/2030	145,000	158,227
		669,845
Industrial Conglomerates-1.28%
3M Co.
3.25%, 02/14/2024	94,000	101,032
2.88%, 10/15/2027(b)	93,000	101,274
Carlisle Cos., Inc., 2.75%, 03/01/2030	50,000	51,361
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	130,000	142,159
Honeywell International, Inc.
1.85%, 11/01/2021	93,000	93,534
2.50%, 11/01/2026	88,000	94,154
	Principal Amount	Value
Industrial Conglomerates-(continued)
Roper Technologies, Inc.
1.00%, 09/15/2025	$30,000	$29,966
1.75%, 02/15/2031(b)	40,000	37,652
		651,132
Insurance-6.18%
Aflac, Inc.
3.63%, 11/15/2024	66,000	72,588
3.60%, 04/01/2030(b)	65,000	72,304
Alleghany Corp., 3.63%, 05/15/2030	55,000	60,184
Allstate Corp. (The)
3.15%, 06/15/2023	76,000	80,324
3.28%, 12/15/2026	66,000	73,011
American International Group, Inc.
3.90%, 04/01/2026	104,000	116,136
3.40%, 06/30/2030	110,000	118,990
Aon Corp., 2.80%, 05/15/2030	50,000	51,816
Aon PLC, 3.88%, 12/15/2025	40,000	44,675
Arthur J Gallagher & Co., 2.50%, 05/20/2031	75,000	75,045
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	122,000	133,595
Brown & Brown, Inc.
4.20%, 09/15/2024	21,000	23,102
2.38%, 03/15/2031	20,000	19,680
Chubb INA Holdings, Inc.
3.15%, 03/15/2025	80,000	87,050
1.38%, 09/15/2030(b)	90,000	84,548
CNA Financial Corp.
3.95%, 05/15/2024	47,000	51,248
3.90%, 05/01/2029	47,000	52,340
CNO Financial Group, Inc.
5.25%, 05/30/2025	30,000	34,083
5.25%, 05/30/2029	38,000	44,657
Fidelity National Financial, Inc., 3.40%, 06/15/2030	70,000	74,491
Globe Life, Inc., 4.55%, 09/15/2028	66,000	76,695
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	124,000	128,609
Lincoln National Corp.
4.00%, 09/01/2023	71,000	76,494
3.80%, 03/01/2028	76,000	84,800
Loews Corp.
3.75%, 04/01/2026	48,000	53,637
3.20%, 05/15/2030	50,000	53,582
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	54,000	58,951
4.38%, 03/15/2029	48,000	56,008
MetLife, Inc.
3.60%, 04/10/2024	119,000	129,535
4.55%, 03/23/2030	115,000	136,490
Old Republic International Corp., 3.88%, 08/26/2026	74,000	82,812
Principal Financial Group, Inc., 3.70%, 05/15/2029	142,000	157,676
Progressive Corp. (The)
3.75%, 08/23/2021	66,000	66,541
2.45%, 01/15/2027(b)	63,000	67,148
Prudential Financial, Inc.
3.50%, 05/15/2024	129,000	140,678
3.88%, 03/27/2028(b)	122,000	138,749
Reinsurance Group of America, Inc., 3.90%, 05/15/2029(b)	84,000	93,124

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Unum Group, 4.50%, 03/15/2025	$85,000	$95,472
Willis North America, Inc.
3.60%, 05/15/2024	42,000	45,430
2.95%, 09/15/2029	40,000	42,049
		3,154,347
Interactive Media & Services-0.63%
Alphabet, Inc.
0.45%, 08/15/2025(b)	165,000	163,829
2.00%, 08/15/2026(b)	152,000	159,591
		323,420
Internet & Direct Marketing Retail-0.78%
Amazon.com, Inc.
1.00%, 05/12/2026	165,000	165,186
3.15%, 08/22/2027	135,000	149,075
eBay, Inc.
1.90%, 03/11/2025(b)	40,000	41,511
3.60%, 06/05/2027	40,000	44,391
		400,163
IT Services-2.93%
Amdocs Ltd., 2.54%, 06/15/2030	60,000	59,441
Automatic Data Processing, Inc.
3.38%, 09/15/2025	56,000	61,848
1.25%, 09/01/2030	60,000	56,538
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	60,000	60,253
DXC Technology Co., 4.25%, 04/15/2024	83,000	90,368
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	60,000	59,640
3.75%, 05/21/2029	50,000	55,793
Fiserv, Inc.
2.75%, 07/01/2024	34,000	36,069
3.50%, 07/01/2029	38,000	41,329
Global Payments, Inc.
2.65%, 02/15/2025	30,000	31,688
3.20%, 08/15/2029	23,000	24,273
International Business Machines Corp.
3.00%, 05/15/2024	142,000	152,347
3.50%, 05/15/2029	135,000	149,132
Leidos, Inc.
2.95%, 05/15/2023(c)	35,000	36,491
4.38%, 05/15/2030(c)	40,000	44,982
Mastercard, Inc.
3.38%, 04/01/2024	63,000	68,320
3.35%, 03/26/2030	55,000	61,201
PayPal Holdings, Inc.
2.40%, 10/01/2024	55,000	58,139
2.85%, 10/01/2029	55,000	58,458
VeriSign, Inc., 5.25%, 04/01/2025	30,000	34,171
Visa, Inc.
3.15%, 12/14/2025	81,000	88,899
1.90%, 04/15/2027	85,000	88,048
Western Union Co. (The), 1.35%, 03/15/2026	80,000	79,677
		1,497,105
Leisure Products-0.15%
Hasbro, Inc.
3.00%, 11/19/2024	33,000	35,241
3.90%, 11/19/2029	38,000	41,745
		76,986
	Principal Amount	Value
Life Sciences Tools & Services-0.60%
Agilent Technologies, Inc.
3.88%, 07/15/2023	$28,000	$29,766
2.30%, 03/12/2031	40,000	39,357
Illumina, Inc., 2.55%, 03/23/2031	60,000	59,626
PerkinElmer, Inc., 3.30%, 09/15/2029(b)	43,000	46,027
Thermo Fisher Scientific, Inc.
4.13%, 03/25/2025(b)	60,000	66,929
2.95%, 09/19/2026(b)	61,000	66,051
		307,756
Machinery-2.17%
Caterpillar Financial Services Corp., 0.80%, 11/13/2025	100,000	99,937
Caterpillar, Inc., 2.60%, 04/09/2030	100,000	105,352
Cummins, Inc.
3.65%, 10/01/2023	56,000	59,974
1.50%, 09/01/2030(b)	60,000	57,046
Flowserve Corp.
3.50%, 09/15/2022	28,000	28,832
3.50%, 10/01/2030	30,000	31,187
Fortive Corp., 3.15%, 06/15/2026	58,000	63,227
IDEX Corp., 3.00%, 05/01/2030	50,000	52,277
Illinois Tool Works, Inc.
3.50%, 03/01/2024	56,000	60,420
2.65%, 11/15/2026	58,000	62,610
John Deere Capital Corp.
3.45%, 03/13/2025	71,000	78,095
2.80%, 07/18/2029	70,000	74,980
Otis Worldwide Corp.
2.06%, 04/05/2025	40,000	41,551
2.57%, 02/15/2030	50,000	51,108
Parker-Hannifin Corp.
2.70%, 06/14/2024	48,000	50,924
3.25%, 06/14/2029	37,000	40,024
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	40,000	44,351
2.30%, 03/15/2030	50,000	51,187
Xylem, Inc.
4.88%, 10/01/2021	28,000	28,412
3.25%, 11/01/2026	25,000	27,420
		1,108,914
Marine-0.08%
Kirby Corp., 4.20%, 03/01/2028(b)	38,000	42,321
Media-1.56%
Comcast Corp.
3.70%, 04/15/2024	144,000	156,910
4.15%, 10/15/2028	127,000	146,592
Discovery Communications LLC
2.95%, 03/20/2023	48,000	50,002
3.95%, 03/20/2028	48,000	52,751
Fox Corp.
4.03%, 01/25/2024	45,000	48,957
4.71%, 01/25/2029	40,000	46,443
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	70,000	81,566
Omnicom Group, Inc., 4.20%, 06/01/2030	50,000	56,920
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	48,000	53,243

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Media-(continued)
ViacomCBS, Inc.
4.75%, 05/15/2025	$50,000	$56,748
4.95%, 01/15/2031	40,000	47,440
		797,572
Metals & Mining-0.66%
Newmont Corp., 2.25%, 10/01/2030	80,000	79,126
Nucor Corp.
4.13%, 09/15/2022	57,000	59,267
3.95%, 05/01/2028	49,000	55,354
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	31,000	32,944
2.15%, 08/15/2030(b)	35,000	34,173
Steel Dynamics, Inc., 3.45%, 04/15/2030	71,000	76,951
		337,815
Multiline Retail-0.97%
Dollar General Corp.
3.25%, 04/15/2023	44,000	46,011
3.50%, 04/03/2030	50,000	54,455
Dollar Tree, Inc.
3.70%, 05/15/2023	43,000	45,620
4.20%, 05/15/2028	42,000	47,555
Kohl’s Corp., 3.38%, 05/01/2031(b)	100,000	102,922
Target Corp.
2.25%, 04/15/2025	95,000	100,432
3.38%, 04/15/2029	90,000	100,174
		497,169
Multi-Utilities-1.49%
Ameren Corp., 3.50%, 01/15/2031	85,000	92,319
Black Hills Corp., 4.25%, 11/30/2023	43,000	46,459
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	80,000	86,301
DTE Energy Co.
2.85%, 10/01/2026	47,000	50,199
Series F, 1.05%, 06/01/2025(b)	60,000	59,961
NiSource, Inc.
0.95%, 08/15/2025	40,000	39,841
3.49%, 05/15/2027	33,000	36,415
Public Service Enterprise Group, Inc.
2.88%, 06/15/2024	60,000	63,879
1.60%, 08/15/2030	65,000	60,941
Sempra Energy
2.90%, 02/01/2023	55,000	57,187
3.40%, 02/01/2028	56,000	61,025
WEC Energy Group, Inc.
0.55%, 09/15/2023	58,000	58,047
1.38%, 10/15/2027	50,000	48,885
		761,459
Oil, Gas & Consumable Fuels-5.12%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	30,000	34,491
5.13%, 06/30/2027	30,000	34,864
Chevron Corp.
2.95%, 05/16/2026	167,000	181,630
2.24%, 05/11/2030	175,000	178,108
Cimarex Energy Co.
4.38%, 06/01/2024	21,000	22,972
3.90%, 05/15/2027(b)	13,000	14,308
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
ConocoPhillips
4.95%, 03/15/2026	$80,000	$93,280
6.95%, 04/15/2029	70,000	94,275
Enable Midstream Partners L.P.
3.90%, 05/15/2024	50,000	53,564
4.40%, 03/15/2027	45,000	49,743
EOG Resources, Inc.
2.63%, 03/15/2023	51,000	52,807
4.38%, 04/15/2030(b)	50,000	58,313
Exxon Mobil Corp.
3.04%, 03/01/2026	211,000	229,989
2.61%, 10/15/2030	220,000	228,333
HollyFrontier Corp., 5.88%, 04/01/2026	71,000	82,045
Kinder Morgan, Inc.
4.30%, 06/01/2025	74,000	82,739
4.30%, 03/01/2028	75,000	84,957
Marathon Oil Corp.
3.85%, 06/01/2025(b)	40,000	43,552
4.40%, 07/15/2027(b)	38,000	42,782
Marathon Petroleum Corp.
4.70%, 05/01/2025	90,000	102,008
5.13%, 12/15/2026	96,000	113,730
ONEOK Partners L.P., 3.38%, 10/01/2022	59,000	60,842
ONEOK, Inc., 4.55%, 07/15/2028	51,000	57,658
Phillips 66
4.30%, 04/01/2022	93,000	96,114
3.90%, 03/15/2028(b)	99,000	110,374
Pioneer Natural Resources Co.
4.45%, 01/15/2026	30,000	33,974
1.90%, 08/15/2030	40,000	37,760
Valero Energy Corp.
2.85%, 04/15/2025	100,000	106,151
3.40%, 09/15/2026(b)	93,000	100,379
Williams Cos., Inc. (The)
3.60%, 03/15/2022(b)	59,000	60,204
3.75%, 06/15/2027	65,000	72,176
		2,614,122
Personal Products-0.19%
Estee Lauder Cos., Inc. (The)
2.00%, 12/01/2024	40,000	42,174
2.38%, 12/01/2029	53,000	54,831
		97,005
Pharmaceuticals-2.82%
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	75,000	80,434
3.40%, 07/26/2029	79,000	87,698
Eli Lilly and Co.
2.35%, 05/15/2022	81,000	82,694
3.38%, 03/15/2029	76,000	84,297
Johnson & Johnson
2.45%, 03/01/2026	168,000	180,030
1.30%, 09/01/2030(b)	190,000	182,183
Merck & Co., Inc.
2.75%, 02/10/2025(b)	119,000	127,436
3.40%, 03/07/2029	115,000	128,103
Pfizer, Inc.
3.20%, 09/15/2023	150,000	159,577
3.00%, 12/15/2026	143,000	157,329
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	43,000	47,631
Viatris, Inc., 1.65%, 06/22/2025(c)	50,000	50,831

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Zoetis, Inc.
3.25%, 02/01/2023	$33,000	$34,351
3.00%, 09/12/2027	35,000	37,818
		1,440,412
Professional Services-0.21%
Equifax, Inc.
2.60%, 12/01/2024	28,000	29,634
3.10%, 05/15/2030	30,000	31,736
Verisk Analytics, Inc.
4.00%, 06/15/2025(b)	20,000	22,199
4.13%, 03/15/2029	20,000	22,466
		106,035
Road & Rail-1.16%
CSX Corp.
3.40%, 08/01/2024	56,000	60,611
3.25%, 06/01/2027	62,000	67,930
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	60,000	67,043
Norfolk Southern Corp.
3.00%, 04/01/2022	61,000	61,982
2.90%, 06/15/2026	63,000	68,112
Ryder System, Inc., 3.65%, 03/18/2024(b)	66,000	71,243
Union Pacific Corp.
4.16%, 07/15/2022	94,000	97,235
3.95%, 09/10/2028	84,000	95,687
		589,843
Semiconductors & Semiconductor Equipment-2.93%
Analog Devices, Inc., 3.90%, 12/15/2025	88,000	98,307
Applied Materials, Inc.
3.90%, 10/01/2025	50,000	56,163
3.30%, 04/01/2027	45,000	49,802
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/2024(b)	70,000	75,097
3.88%, 01/15/2027	68,000	74,791
Intel Corp.
3.70%, 07/29/2025	140,000	155,465
2.45%, 11/15/2029	142,000	147,648
KLA Corp.
4.65%, 11/01/2024	43,000	48,147
4.10%, 03/15/2029	42,000	47,855
Lam Research Corp., 4.00%, 03/15/2029	33,000	37,774
Marvell Technology Group Ltd., 4.88%, 06/22/2028	18,000	20,589
Maxim Integrated Products, Inc.
3.38%, 03/15/2023	33,000	34,571
3.45%, 06/15/2027	35,000	38,508
Micron Technology, Inc.
2.50%, 04/24/2023	85,000	88,180
4.19%, 02/15/2027	81,000	91,592
NVIDIA Corp.
2.20%, 09/16/2021	40,000	40,172
2.85%, 04/01/2030	40,000	42,658
QUALCOMM, Inc.
3.00%, 05/20/2022	90,000	92,472
3.25%, 05/20/2027	85,000	94,070
Texas Instruments, Inc.
1.38%, 03/12/2025	75,000	77,020
2.25%, 09/04/2029(b)	81,000	83,180
		1,494,061
	Principal Amount	Value
Software-2.11%
Adobe, Inc.
3.25%, 02/01/2025	$43,000	$46,730
2.30%, 02/01/2030	40,000	41,080
Autodesk, Inc., 3.50%, 06/15/2027	33,000	36,441
Citrix Systems, Inc., 3.30%, 03/01/2030	20,000	20,821
Intuit, Inc.
0.95%, 07/15/2025(b)	40,000	40,206
1.65%, 07/15/2030	40,000	38,817
Microsoft Corp.
1.55%, 08/08/2021	210,000	210,298
3.30%, 02/06/2027	180,000	200,618
Oracle Corp.
1.90%, 09/15/2021	123,000	123,442
2.65%, 07/15/2026	114,000	120,925
salesforce.com, inc.
3.25%, 04/11/2023	43,000	45,333
3.70%, 04/11/2028	32,000	36,252
ServiceNow, Inc., 1.40%, 09/01/2030	35,000	32,175
VMware, Inc.
2.95%, 08/21/2022	34,000	34,973
3.90%, 08/21/2027	43,000	47,818
		1,075,929
Specialty Retail-2.30%
AutoNation, Inc., 4.75%, 06/01/2030	80,000	94,302
AutoZone, Inc.
3.13%, 07/15/2023	46,000	48,319
4.00%, 04/15/2030(b)	45,000	50,512
Best Buy Co., Inc., 1.95%, 10/01/2030	135,000	129,340
Home Depot, Inc. (The)
2.63%, 06/01/2022	131,000	133,996
2.95%, 06/15/2029	123,000	132,833
Lowe’s Cos., Inc.
2.50%, 04/15/2026	89,000	94,580
2.63%, 04/01/2031	90,000	91,653
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	40,000	44,500
3.60%, 09/01/2027	39,000	43,387
Ross Stores, Inc.
4.60%, 04/15/2025	47,000	53,242
1.88%, 04/15/2031	50,000	47,692
TJX Cos., Inc. (The)
3.50%, 04/15/2025	60,000	65,753
3.75%, 04/15/2027(b)	75,000	84,293
Tractor Supply Co., 1.75%, 11/01/2030	65,000	61,159
		1,175,561
Technology Hardware, Storage & Peripherals-2.09%
Apple, Inc.
2.40%, 05/03/2023	246,000	255,897
1.65%, 02/08/2031(b)	270,000	262,178
Dell International LLC/EMC Corp.
5.45%, 06/15/2023(c)	90,000	97,974
6.02%, 06/15/2026(c)	86,000	102,734
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	118,000	134,762
HP, Inc.
2.20%, 06/17/2025	70,000	73,251
3.00%, 06/17/2027	75,000	80,586

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
NetApp, Inc.
1.88%, 06/22/2025	$35,000	$36,166
2.70%, 06/22/2030	25,000	25,565
		1,069,113
Textiles, Apparel & Luxury Goods-0.76%
NIKE, Inc.
2.40%, 03/27/2025	75,000	79,584
2.85%, 03/27/2030	70,000	75,056
Ralph Lauren Corp., 2.95%, 06/15/2030	60,000	62,769
Tapestry, Inc.
4.25%, 04/01/2025	30,000	32,656
4.13%, 07/15/2027	40,000	43,782
VF Corp.
2.40%, 04/23/2025	45,000	47,344
2.95%, 04/23/2030	45,000	47,159
		388,350
Tobacco-1.01%
Altria Group, Inc.
2.85%, 08/09/2022	116,000	119,330
4.80%, 02/14/2029	105,000	120,440
Philip Morris International, Inc.
3.25%, 11/10/2024	126,000	136,792
3.38%, 08/15/2029(b)	127,000	138,410
		514,972
Trading Companies & Distributors-0.17%
WW Grainger, Inc., 1.85%, 02/15/2025	82,000	85,451
Water Utilities-0.26%
American Water Capital Corp.
3.40%, 03/01/2025	32,000	34,839
3.75%, 09/01/2028	40,000	44,868
Essential Utilities, Inc., 2.70%, 04/15/2030	50,000	51,407
		131,114
	Principal Amount	Value
Wireless Telecommunication Services-0.38%
T-Mobile USA, Inc.
3.50%, 04/15/2025	$90,000	$97,790
3.88%, 04/15/2030	90,000	98,709
		196,499
Total U.S. Dollar Denominated Bonds & Notes (Cost $48,985,823)		50,967,050
	Shares
Money Market Funds-0.69%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $351,116)	351,116	351,116
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.47% (Cost $49,336,939)		51,318,166
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.54%
Invesco Private Government Fund, 0.01%(d)(e)(f)	2,766,560	2,766,560
Invesco Private Prime Fund, 0.09%(d)(e)(f)	4,148,180	4,149,840
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,916,399)		6,916,400
TOTAL INVESTMENTS IN SECURITIES-114.01% (Cost $56,253,338)		58,234,566
OTHER ASSETS LESS LIABILITIES-(14.01)%		(7,154,236)
NET ASSETS-100.00%		$51,080,330

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $333,012, which represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,600,541	$(4,249,425)	$-	$-	$351,116	$31
Invesco Premier U.S. Government Money Portfolio, Institutional Class	232,848	873,541	(1,106,389)	-	-	-	1
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$443,526	$8,290,297	$(5,967,263)	$-	$-	$2,766,560	$108*
Invesco Private Prime Fund	147,846	10,683,556	(6,681,598)	1	35	4,149,840	1,147*
Total	$824,220	$24,447,935	$(18,004,675)	$1	$35	$7,267,516	$1,287

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco National AMT-Free Municipal Bond ETF (PZA)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.90%
Alabama-0.68%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	$3,000	$3,588,746
Birmingham (City of), AL Water Works Board, Series 2015 A, Ref. RB(a)(b)	5.00%	01/01/2025	1,000	1,166,479
Jasper (City of), AL, Series 2014, GO Wts.(a)(b)	5.00%	03/01/2024	4,000	4,524,565
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(c)	5.50%	10/01/2053	5,000	5,624,714
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	1,000	1,227,964
				16,132,468
Arizona-1.94%
Arizona (State of) Industrial Development Authority, Series 2020 A, RB	4.00%	11/01/2050	2,000	2,313,941
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	3.00%	02/01/2045	2,000	2,125,504
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	4.00%	02/01/2050	1,000	1,157,574
City of Phoenix Civic Improvement Corp., Series 2015 A, RB	5.00%	07/01/2045	2,000	2,334,920
City of Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	5,000	6,232,284
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	2,000	2,135,941
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	6,250	6,580,452
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	4.00%	09/01/2051	2,625	3,078,012
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,175,473
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	5,000	5,864,591
Phoenix Civic Improvement Corp., Series 2020, RB	5.00%	07/01/2044	5,000	6,489,525
Queen Creek (Town of), AZ, Series 2020, RB	4.00%	08/01/2045	1,250	1,491,435
University of Arizona (The), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	4,742,465
				45,722,117
Arkansas-0.38%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	5,000	6,533,565
University of Arkansas (Fayetteville Campus), Series 2017, RB	5.00%	11/01/2047	2,000	2,488,249
				9,021,814
California-17.92%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2036	1,000	1,206,778
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2037	940	1,132,350
Bay Area Toll Authority, Series 2019 H, Ref. RB	5.00%	04/01/2049	4,000	4,958,707
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)(b)	5.00%	10/01/2024	2,500	2,892,704
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	5,727,059
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,500	2,890,587
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(c)	5.00%	09/01/2049	1,000	1,199,986
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	5,000	5,719,975
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,642,066
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	1,000	1,151,693
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	5,096,489
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,269,017
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	4,500	5,878,444
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2037	3,500	4,008,979
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2046	1,000	1,181,556
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2049	1,000	1,181,556
California (State of) Educational Facilities Authority (Stanford University), Series 2007 T-1, RB	5.00%	03/15/2039	5,000	7,338,553
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	6,330,025
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	1,000	1,213,668
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	3,390,086
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	2,250	2,692,261
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-2, RB	5.00%	11/01/2047	3,500	5,305,157
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	3,860	4,519,060
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	7,360	8,819,442
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2011 D, Ref. RB(a)(b)	5.00%	08/15/2021	305	308,035
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,930	2,432,960
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	$4,000	$4,497,027
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	2,052,101
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,992,264
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	1,174,887
California (State of) Municipal Finance Authority (Orange County of Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	6,000	7,260,681
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2028	1,000	1,262,849
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	2,111,287
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	1,500	1,710,653
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	524,647
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	2,500	3,081,166
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	6,080	7,499,382
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	11,310	13,957,385
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(b)(d)	5.00%	08/01/2050	600	633,318
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	2,500	2,973,536
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	7,500	8,342,053
El Dorado Irrigation District, Series 2014 A, Ref. RB(a)(b)	5.00%	03/01/2024	3,000	3,396,968
El Dorado Irrigation District, Series 2014 A, Ref. RB(a)(b)	5.25%	03/01/2024	3,500	3,987,101
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,000	3,388,405
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	6,000	6,675,190
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	10,000	11,439,971
Livermore Valley Joint Unified School District, Series 2019, GO Bonds	4.00%	08/01/2046	7,000	7,830,307
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,270	1,351,768
Los Angeles (City of), CA (Green Bonds), Series 2015 A, RB	5.00%	06/01/2044	1,000	1,162,333
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	1,500	1,723,719
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,870,320
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	8,000	8,401,979
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	2,360	3,031,590
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	9,000	11,490,965
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	1,000	1,324,451
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2038	1,000	1,321,224
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2039	1,000	1,317,955
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	5,000	6,160,627
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2037	3,750	4,606,162
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	19,000	25,135,246
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	2,250	2,575,614
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	1,000	1,144,717
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	11,400	13,368,561
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	4,400	5,456,121
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2038	1,000	1,217,424
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	1,000	1,214,338
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,208,264
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,000	1,196,346
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	1,610	1,876,083
Madera Unified School District, Series 2017, GO Bonds	4.00%	08/01/2046	5,000	5,677,256
Manhattan Beach Unified School District, Series 2020 B, GO Bonds	4.00%	09/01/2045	5,635	6,769,222
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,000	3,432,216
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,000	1,289,955
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	2,276,784
Napa Valley Unified School District, Series 2019 C, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2044	3,000	3,442,997
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2049	3,885	4,415,272
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,579,741
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2047	5,000	6,078,292
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2045	5,000	6,161,215
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(c)	4.00%	09/01/2048	7,500	8,793,639
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,877,168
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	2,250	2,689,941
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	5,600	7,311,546
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	$6,620	$7,866,520
San Diego Unified School District, Series 2020 M-2, GO Bonds	5.00%	07/01/2022	490	516,159
San Diego Unified School District, Series 2020 M-2, GO Bonds	4.00%	07/01/2050	20,000	23,919,966
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,000	5,774,225
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	4,165	5,126,180
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,249,312
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,000	2,490,492
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	4,605,052
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	2,532,327
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	11,311,253
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2043	1,500	1,871,426
Val Verde Unified School District, Series 2020 A, GO Bonds, (INS - BAM)(c)	2.75%	08/01/2049	2,750	2,871,778
Val Verde Unified School District, Series 2020 E, GO Bonds, (INS - BAM)(c)	2.75%	08/01/2046	2,200	2,303,968
				422,668,080
Colorado-1.95%
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,435,050
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)), Series 2017, Ref. RB(a)(b)	5.00%	06/01/2027	1,750	2,173,755
Colorado (State of) Health Facilities Authority (Parkview Medical Center), Series 2020 A, RB	4.00%	09/01/2050	2,800	3,160,262
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,184,517
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	750	887,564
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,000	1,193,484
Denver (City & County of), CO Board of Water Commissioners (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	5,000	6,129,324
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	3,970	4,434,189
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	2,000	2,423,705
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2040	2,725	3,052,850
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	5,000	6,139,120
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	4.00%	11/01/2040	1,000	1,222,727
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	1,004,403
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	1,016,333
Weld County School District No. Re-5J, Series 2021, GO Bonds	4.00%	12/01/2045	4,000	4,874,966
Weld County School District Re-2, Series 2019, GO Bonds	5.00%	12/01/2044	3,550	4,539,456
				45,871,705
Connecticut-1.05%
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2035	3,745	4,565,141
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	4,000	5,013,888
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	3,000	3,850,879
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2037	1,000	1,107,636
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2038	1,000	1,102,527
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2039	1,000	1,097,630
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2037	1,000	1,226,464
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	1,000	1,221,067
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2039	1,000	1,215,609
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	1,000	1,211,123
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,000	1,312,370
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,793,595
				24,717,929
District of Columbia-0.79%
District of Columbia, Series 2011 G, RB(a)(b)	5.00%	12/01/2021	395	404,599
District of Columbia, Series 2011 G, RB	5.00%	12/01/2036	805	823,607
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2036	2,500	3,090,103
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	2,000	2,466,830
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	1,029,368
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,500	1,823,683
Washington (State of) Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	5,500	7,100,938
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington (State of) Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	$125	$150,594
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2037	200	268,577
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2038	200	246,526
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2039	125	153,657
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2040	250	274,552
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	100	132,914
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	200	217,775
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	200	242,889
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	125	164,405
				18,591,017
Florida-3.40%
Cape Coral (City of), FL, Series 2011, Ref. RB(a)(b)	5.00%	10/01/2021	200	203,231
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2037	500	615,732
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2038	500	613,530
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2039	500	611,832
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	2.50%	07/01/2040	1,500	1,560,604
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,000	2,357,668
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	08/15/2050	5,000	5,267,797
Florida (State of) Municipal Loan Council, Series 2011 D, RB, (INS - AGM)(c)	5.50%	10/01/2041	1,500	1,524,356
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	6,745	8,432,806
JEA Electric System Revenue, Series 2013 C, RB	5.00%	10/01/2037	950	1,006,255
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2040	1,050	1,180,355
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,315,894
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	8,250	9,565,197
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	4,000	4,442,324
Miami-Dade (County of), FL, Series 2012 B, Ref. RB(a)(b)	5.00%	10/01/2022	2,215	2,359,585
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	5,000	5,487,130
Miami-Dade (County of), FL Transit System, Series 2012, RB(a)(b)	5.00%	07/01/2022	2,000	2,106,034
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2039	150	183,301
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	3.00%	10/01/2040	175	193,605
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2041	200	243,137
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2042	200	242,467
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	3.00%	10/01/2043	250	274,048
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2044	175	211,126
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2046	200	240,482
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2048	250	299,930
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	3.00%	10/01/2051	2,500	2,694,408
Miami-Dade (County of), FL Water & Sewer System, Series 2021, RB	4.00%	10/01/2051	300	358,639
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	5,685	7,022,785
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	1,165,789
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,393,956
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,984,520
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	2,059,476
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	2,500	2,903,788
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	3,250	4,063,490
				80,185,277
Georgia-0.85%
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	6,227,645
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	850	1,062,351
Development Authority of Burke County (The), Series 2012, Ref. RB	2.75%	01/01/2052	2,000	2,017,001
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,000	1,154,867
Gainesville & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	2,000	2,441,574
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	3,524,986
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Municipal Electric Authority of Georgia, Series 2019 A, Ref. RB	5.00%	01/01/2044	$1,000	$1,224,493
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	2,000	2,435,227
				20,088,144
Hawaii-0.28%
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2039	4,000	4,690,336
Honolulu (City & County of), HI Wastewater System Revenue, Series 2019 A, RB	5.00%	07/01/2049	1,500	1,892,913
				6,583,249
Illinois-6.93%
Chicago (City of), IL, Series 2012, RB, (INS - AGM)(c)	5.00%	01/01/2037	24,375	25,003,717
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(c)	5.25%	01/01/2042	2,500	3,063,564
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(c)	4.00%	01/01/2052	7,000	7,619,089
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,000	1,217,283
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	2,380,402
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,826,080
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	5.00%	01/01/2046	1,250	1,437,017
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2037	2,900	3,435,806
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	7,500	9,140,693
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGM)(c)	4.00%	01/01/2053	6,375	7,310,182
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,412,480
Chicago (City of), IL Board of Education, Series 2017 B, Ref. GO Bonds(e)	7.00%	12/01/2042	5,000	6,558,593
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	6,000	7,075,043
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(c)	5.00%	12/01/2051	10,000	11,558,507
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	5,000	5,171,708
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	1,500	1,925,817
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2037	1,550	1,889,225
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	1,395	1,695,599
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2039	2,250	2,727,496
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,632,886
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	1,350	1,628,003
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,000	1,062,912
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,663,721
Illinois (State of) Finance Authority (Chicago LLC - University of Chicago), Series 2017 A, RB	5.00%	02/15/2047	1,000	1,122,009
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,000	4,249,399
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	4,570	5,330,708
Illinois (State of) Finance Authority (The Carle Foundation), Series 2011 A, RB(a)(b)	6.00%	08/15/2021	1,000	1,011,895
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,500	1,707,845
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,644,258
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	6,097,222
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	4,000	5,178,235
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,500	3,199,153
Regional Transportation Authority, Series 2000, RB, (INS - NATL)(c)	6.50%	07/01/2030	1,815	2,457,403
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	10,000	12,079,762
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2038	1,000	1,176,686
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2039	500	586,917
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(c)	5.00%	01/01/2037	1,750	2,219,480
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(c)	4.00%	01/01/2040	2,000	2,353,325
Springfield (City of), IL Electric Revenue, Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	03/01/2040	3,000	3,453,622
				163,303,742
Indiana-0.83%
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,619,694
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	6,262,870
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	6,500	8,075,918
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,495,097
				19,453,579
Kansas-0.22%
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2035	2,000	2,362,484
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-(continued)
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	$1,000	$1,168,643
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,742,447
				5,273,574
Kentucky-0.10%
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2045	1,000	1,220,191
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2047	1,000	1,064,327
				2,284,518
Louisiana-1.40%
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(c)	5.00%	11/01/2042	2,000	2,343,323
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(c)	5.00%	11/01/2047	2,000	2,331,043
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(c)	5.00%	12/01/2042	2,750	3,421,611
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS Act 360), Series 2014, RB	5.00%	10/01/2039	2,000	2,263,101
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(c)	5.00%	10/01/2048	3,500	4,240,265
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,961,877
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(c)	3.00%	06/01/2050	6,500	6,887,340
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System), Series 2018 A, RB, (INS - AGM)(c)	5.00%	10/01/2048	5,000	6,057,160
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(c)	4.00%	12/01/2049	1,250	1,412,437
				32,918,157
Maine-0.65%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2020 A, RB	4.00%	07/01/2045	2,000	2,341,100
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2022	500	526,636
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2023	550	605,704
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	350	400,609
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2026	400	487,611
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2027	150	187,110
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2028	225	286,541
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	2.50%	07/01/2029	500	551,994
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2030	425	559,892
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2033	450	601,478
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2035	250	305,685
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2037	375	454,386
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2039	330	397,671
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2046	750	888,850
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2050	1,030	1,214,615
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System), Series 2020 A, RB	4.00%	07/01/2050	4,500	5,237,727
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	300	354,450
				15,402,059
Maryland-0.80%
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2039	1,000	1,052,832
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2042	500	526,557
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	11,618,005
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	774,985
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,000	1,319,027
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,000	1,311,349
Maryland Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	1,900	2,313,466
				18,916,221
Massachusetts-6.98%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2036	4,000	4,700,260
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2041	7,150	8,025,238
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2046	$5,000	$5,611,401
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	2,900	3,346,602
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	5,200,149
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	6,258,983
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	10,000	12,534,809
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	10,675	13,721,591
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	6,261,230
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	1,750	2,098,986
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	2,500	3,248,464
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	4,525,773
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2015 A, RB	5.00%	06/01/2045	3,000	3,511,385
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	6,386,373
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2045	1,500	1,760,343
Massachusetts (State of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2040	7,145	8,386,939
Massachusetts (State of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	5,580	7,004,326
Massachusetts (State of) Development Finance Agency, Series 2021 G, Ref. RB	5.00%	07/01/2050	1,000	1,279,446
Massachusetts (State of) Development Finance Agency (Boston University), Series 2013 X, RB	5.00%	10/01/2048	875	959,536
Massachusetts (State of) Development Finance Agency (Boston University), Series 2016 BB1, RB	5.00%	10/01/2046	4,500	5,411,382
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	2,665	3,165,657
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,373,627
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(c)	3.00%	10/01/2045	3,500	3,718,032
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	8,770	10,365,361
Massachusetts (State of) School Building Authority, Series 2016 A, RB	5.00%	11/15/2045	3,410	4,048,844
Massachusetts (State of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2049	5,000	5,971,520
Massachusetts (State of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	5,000	6,298,876
Massachusetts (State of) Water Resources Authority (Green Bonds), Series 2016 B, Ref. RB	5.00%	08/01/2040	10,000	12,105,151
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	5,000	6,338,113
				164,618,397
Michigan-0.93%
Detroit (City of), MI Water and Sewerage Department, Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	5,000	5,265,084
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	1,000	1,303,780
Michigan (State of) Hospital Finance Authority (Ascension Health), Series 2010, Ref. RB	5.00%	11/15/2047	3,000	3,806,357
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,562,969
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2042	2,000	2,425,963
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2047	3,100	3,760,146
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	2,500	3,238,868
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D, RB	5.00%	12/01/2040	500	591,066
				21,954,233
Minnesota-0.05%
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB	5.00%	05/01/2047	1,000	1,084,057
Missouri-0.60%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	1,000	1,177,936
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB	5.00%	04/01/2040	2,190	2,523,082
Metropolitan St. Louis Sewer District, Series 2016 C, RB	5.00%	05/01/2046	1,000	1,189,530
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	908,052
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	2,687,685
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	5,000	5,736,087
				14,222,372
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Montana-0.12%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	$2,400	$2,804,862
Nebraska-0.17%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	1,000	1,237,544
University of Nebraska Facilities Corp., Series 2021 A, RB	3.00%	07/15/2059	1,000	1,054,812
University of Nebraska Facilities Corp., Series 2021 A, RB	4.00%	07/15/2059	500	588,737
University of Nebraska Facilities Corp., Series 2021 A, RB	4.00%	07/15/2062	1,000	1,172,494
				4,053,587
Nevada-0.81%
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	5,000	5,848,276
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	9,335	11,585,872
Las Vegas Valley Water District, Series 2012 B, GO Bonds	5.00%	06/01/2042	1,650	1,722,856
				19,157,004
New Jersey-1.58%
New Jersey (State of) Economic Development Authority, Series 2021, RB	4.00%	06/15/2046	1,000	1,147,125
New Jersey (State of) Economic Development Authority, Series 2021, RB	4.00%	06/15/2050	1,000	1,142,235
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	1,000	1,226,426
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,000	1,048,251
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,800	3,211,471
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group), Series 2011 A, Ref. RB(a)(b)	5.63%	07/01/2021	500	502,199
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	1,000	1,206,776
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGM)(c)	5.00%	07/01/2046	3,000	3,444,590
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2038	1,000	1,174,541
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2038	1,000	1,271,567
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2039	1,000	1,170,508
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	1,000	1,267,264
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	1,000	1,167,549
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2040	1,000	1,264,753
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	1,000	1,148,416
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,000	1,247,496
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,000	1,043,844
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	1,000	1,138,361
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	1,000	1,240,737
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	1,000	1,214,232
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	3,000	3,590,955
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	2,950	3,481,456
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2038	2,500	3,015,347
				37,366,099
New Mexico-0.07%
Albuquerque (City of), NM, Series 2020, RB	5.00%	07/01/2046	1,335	1,721,580
New York-19.72%
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	04/01/2045	3,000	3,167,966
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	04/01/2050	8,750	9,185,575
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	4.00%	04/01/2050	3,000	3,459,367
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	5,000	5,618,648
Erie (County of), NY, Series 2020, GO Notes	3.00%	06/24/2021	5,000	5,009,421
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,988,791
Long Island (City of), NY Power Authority, Series 2012 A, RB(a)(b)	5.00%	09/01/2022	2,305	2,446,341
Long Island (City of), NY Power Authority, Series 2012 A, RB	5.00%	09/01/2037	4,630	4,898,634
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2039	2,500	2,828,664
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,595,686
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	$1,000	$1,219,849
Metropolitan Transportation Authority, Series 2012 A-1, RB	5.00%	11/15/2040	13,190	14,137,287
Metropolitan Transportation Authority, Series 2012 E, RB, (INS - AGM)(c)	5.00%	11/15/2042	1,510	1,603,889
Metropolitan Transportation Authority, Series 2015 C-1, Ref. RB	5.00%	11/15/2035	5,000	5,818,070
Metropolitan Transportation Authority (Green Bonds), Series 2016 B-1, RB	5.00%	11/15/2046	2,350	2,770,730
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	7,025	8,457,154
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(c)	4.00%	11/15/2049	9,000	10,356,726
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	3,298,545
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(c)	4.00%	11/15/2050	5,000	5,798,340
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	6,000	7,484,204
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,000	2,347,813
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	2,000	2,037,113
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(c)	5.00%	04/01/2049	5,000	6,298,197
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2039	6,000	6,836,464
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	10/15/2041	4,460	5,246,099
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2045	3,500	4,043,398
New York & New Jersey (States of) Port Authority, Series 2017 200, Ref. RB	5.25%	10/15/2057	2,400	2,884,984
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2048	6,590	8,049,137
New York & New Jersey (States of) Port Authority, Series 2020, Ref. RB	4.00%	07/15/2040	2,000	2,391,611
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	12/01/2041	4,955	6,041,422
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2038	6,500	8,277,743
New York (City of), NY, Series 2020 BB1, RB	3.00%	06/15/2050	1,000	1,076,986
New York (City of), NY, Series 2020 BB1, RB	4.00%	06/15/2050	2,000	2,369,587
New York (City of), NY, Series 2020 BB1, RB	5.00%	06/15/2050	1,000	1,288,894
New York (City of), NY, Series 2020 BB2, Ref. RB	4.00%	06/15/2042	1,000	1,199,440
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	6,250	8,003,522
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2037	1,395	1,519,117
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	2.00%	01/01/2038	1,500	1,454,181
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2039	1,250	1,352,352
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2040	1,750	1,888,949
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2046	5,000	5,317,411
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	03/01/2049	5,000	5,275,382
New York (City of), NY Municipal Water Finance Authority, Series 2012 BB, RB	5.00%	06/15/2044	3,295	3,378,195
New York (City of), NY Municipal Water Finance Authority, Series 2012 CC, Ref. RB	5.00%	06/15/2045	8,670	8,888,431
New York (City of), NY Municipal Water Finance Authority, Series 2012 FF, RB	5.00%	06/15/2045	1,000	1,048,204
New York (City of), NY Municipal Water Finance Authority, Series 2013 BB, RB	5.00%	06/15/2047	9,640	10,317,474
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	5.00%	06/15/2047	500	543,924
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB	5.00%	06/15/2036	600	682,484
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	5,750	7,130,510
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	5,000	6,360,824
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	5,000	6,401,769
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2012 CC, Ref. RB(a)(b)	5.00%	12/15/2021	1,535	1,575,724
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2019 FF, RB	4.00%	06/15/2049	2,500	2,918,078
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2019 FF, RB	5.00%	06/15/2049	6,165	7,750,701
New York (City of), NY Transitional Finance Authority, Series 2011 S-1, RB	5.25%	07/15/2037	4,200	4,224,161
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	08/01/2042	4,330	4,909,665
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	3,000	3,457,693
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2041	1,850	2,069,986
New York (City of), NY Transitional Finance Authority, Series 2019 S-3A, Ref. RB	5.00%	07/15/2037	1,000	1,256,489
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	5,000	5,890,389
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2037	9,000	9,975,838
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2038	$3,000	$3,627,328
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2039	4,000	4,400,231
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2038	1,000	1,214,698
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2039	1,000	1,210,420
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2040	1,000	1,206,788
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	1,000	1,203,734
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,500	1,800,331
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,000	1,197,260
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	1,000	1,189,399
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	2,000	2,370,600
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	2,000	1,948,182
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	1,125	1,211,888
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	4.00%	11/01/2036	1,000	1,226,468
New York (State of) Dormitory Authority, Series 2012 A, RB(a)(b)	5.00%	07/01/2022	5,000	5,265,646
New York (State of) Dormitory Authority, Series 2012 B, RB	5.00%	03/15/2042	4,500	4,658,885
New York (State of) Dormitory Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2023	5,000	5,506,865
New York (State of) Dormitory Authority, Series 2014 E, Ref. RB	5.00%	02/15/2044	1,905	2,183,307
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	03/15/2025	5	5,867
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	4,000	4,285,193
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	4,662,378
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	590,520
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	5,000	6,277,578
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	6,500	8,307,057
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	899,527
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	2,320,497
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	5,000	6,303,105
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	3,235	3,729,485
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB	3.00%	02/01/2050	2,000	2,102,460
New York (State of) Dormitory Authority (New School (The)), Series 2015 A, Ref. RB	5.00%	07/01/2045	3,500	4,018,701
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,176,351
New York (State of) Dormitory Authority (New York University), Series 2012 A, RB(a)(b)	5.00%	07/01/2022	1,200	1,263,755
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	2,350	2,755,932
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	7,000	8,800,751
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group), Series 2015 A, Ref. RB	5.00%	05/01/2036	2,440	2,757,514
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	1,750	2,090,625
New York (State of) Dormitory Authority (State University of New York), Series 2015 B, Ref. RB	5.00%	07/01/2045	6,325	7,219,926
New York (State of) Dormitory Authority (State University of New York), Series 2019 A, RB	4.00%	07/01/2049	1,000	1,142,127
New York (State of) Power Authority, Series 2020 A, Ref. RB	3.25%	11/15/2060	3,620	3,916,328
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,000	4,739,153
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(c)	4.00%	01/01/2040	5,000	5,935,811
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,400	3,592,189
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	2,000	2,312,831
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,448,176
New York Liberty Development Corp., Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,521,537
New York State Environmental Facilities Corp., Series 2020, Ref. RB	4.00%	06/15/2045	2,000	2,352,113
New York State Environmental Facilities Corp., Series 2020, Ref. RB	4.00%	06/15/2049	5,500	6,446,751
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2043	1,000	1,077,928
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,287,449
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	2,135,254
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	1,000	1,084,676
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,299,638
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2038	1,000	1,295,278
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	2,500	2,985,508
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	4,550	5,416,543
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	$1,000	$1,188,015
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGM)(c)	3.00%	12/01/2044	1,555	1,625,735
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2040	525	606,972
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,741,373
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,527,539
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,500	1,852,754
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,000	3,878,922
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,500	1,903,478
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,500	1,764,198
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,909,568
				465,101,324
North Carolina-0.47%
Charlotte (City of), NC, Series 2021 A, Ref. RB	3.00%	07/01/2046	750	808,459
Charlotte (City of), NC, Series 2021 A, Ref. RB	4.00%	07/01/2051	750	898,666
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,473,502
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	2,196,306
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	3,000	3,591,867
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2041	300	349,174
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2046	300	345,849
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2051	300	344,090
				11,007,913
Ohio-2.82%
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	2,000	2,371,191
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,370,178
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	1,000	1,169,377
Hamilton (County of), OH (Christ Hospital), Series 2012, RB(a)(b)	5.00%	06/01/2022	4,400	4,613,477
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	5,900	9,252,886
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	3,500	4,187,904
Montgomery (County of), OH (Kettering Health Network), Series 2021, Ref. RB	3.00%	08/01/2051	3,770	3,984,803
Montgomery (County of), OH (Kettering Health Network), Series 2021, Ref. RB	4.00%	08/01/2051	2,280	2,672,799
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	5,000	5,735,179
Ohio (State of), Series 2020 A, Ref. RB	4.00%	01/15/2050	2,250	2,593,394
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	500	653,722
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	1,000	1,299,968
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	10,000	12,879,304
Ohio State University (The), Series 2014 A, RB	5.00%	12/01/2039	11,100	12,706,361
				66,490,543
Oklahoma-0.60%
Grand River Dam Authority, Series 2014 A, RB	5.00%	06/01/2039	3,500	3,943,622
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,867,022
Oklahoma (State of) Turnpike Authority, Series 2017 C, RB	5.00%	01/01/2047	1,660	1,980,389
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,402,114
				14,193,147
Oregon-1.59%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(c)	4.00%	08/15/2045	7,000	8,271,992
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(c)	3.00%	08/15/2050	5,000	5,345,865
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	5,000	6,116,749
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,500	3,037,740
Oregon (State of) Facilities Authority (Reed College), Series 2017, Ref. RB	5.00%	07/01/2047	1,000	1,221,548
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,000	2,318,685
University of Oregon, Series 2015 A, RB	5.00%	04/01/2045	7,515	8,643,149
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,000	2,529,344
				37,485,072
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-4.29%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	$3,875	$4,667,112
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	5,000	5,970,014
Berks (County of), PA Industrial Development Authority (Tower Health), Series 2017, Ref. RB	3.75%	11/01/2042	1,000	949,963
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health), Series 2021, RB	3.00%	08/15/2053	3,110	3,242,771
Chester (County of), PA Health and Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	5,000	5,878,533
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,214,712
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	2,500	3,150,025
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,790,144
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,000	1,157,427
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	301,716
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,411,790
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,410	1,723,843
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	1,985	2,129,237
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	6,815	7,315,545
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	5,000	5,801,645
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	6,304,833
Pennsylvania (State of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	12,090	12,981,948
Pennsylvania (State of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	10,555	12,458,159
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,305,114
Pennsylvania (State of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	100	118,801
Pennsylvania (State of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	100	118,314
Pennsylvania (State of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	100	118,093
Pennsylvania (State of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	100	117,961
Pennsylvania (State of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	100	117,409
Pennsylvania (State of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	1,000	1,288,983
Pennsylvania (State of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,000	1,177,337
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,500	1,939,959
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	3,091,293
Philadelphia (City of), PA (Philadelphia Gas Works Co.), Series 2017 15, Ref. RB	5.00%	08/01/2047	7,000	8,373,090
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	2,330,517
Westmoreland (County of), PA Industrial Development Authority (Excela Health), Series 2020 A, Ref. RB	4.00%	07/01/2037	1,400	1,666,486
				101,212,774
Puerto Rico-0.02%
Puerto Rico (Commonwealth of), Series 2007 A-4, Ref. GO Bonds, (INS - AGM)(c)	5.00%	07/01/2031	500	513,418
Rhode Island-0.10%
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,362,251
South Carolina-0.92%
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	4,660	5,161,368
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2039	2,000	2,284,692
South Carolina (State of) Public Service Authority, Series 2015 E, RB	5.25%	12/01/2055	2,500	2,952,690
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	7,000	8,346,994
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	500	592,828
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,085	1,169,275
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	500	589,635
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	500	638,406
				21,735,888
Tennessee-0.74%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Series 2016, RB	5.00%	07/01/2040	3,000	3,597,231
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Series 2017 A, RB	4.00%	07/01/2047	1,250	1,410,036
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	1,500	1,751,190
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	$1,000	$1,311,178
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	3,279,060
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	2,000	2,428,390
Tennessee (State of) School Bond Authority, Series 2017, RB	5.00%	11/01/2047	3,000	3,673,962
				17,451,047
Texas-11.10%
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,219,001
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,211,876
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	5,000	6,359,040
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	500	653,309
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	945,473
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	5.00%	01/01/2040	1,250	1,454,314
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	5.00%	01/01/2046	700	814,152
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	1,000	1,252,671
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	1,000	1,158,867
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	1,000	1,273,440
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	1,000	1,173,469
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	8,500	9,853,647
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	6,000	7,336,774
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	7,000	9,093,354
Dallas (City of), TX (Civic Center Convention Complex), Series 2009, Ref. RB, (INS - AGC)(c)	5.25%	08/15/2034	2,500	2,508,622
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB	5.00%	12/01/2046	5,540	6,463,646
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	968,772
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2043	10,000	12,455,827
Harris County Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	1,000	1,207,081
Harris County Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	1,000	1,079,581
Harris County Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,000	1,195,468
Harris County-Houston Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2053	3,950	4,414,806
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	4,233,247
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	3,500	4,544,538
Houston (City of), TX, Series 2020 C, Ref. RB	3.00%	11/15/2047	7,000	7,572,470
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	3,586,931
Hutto (City of), TX, Series 2017, GO Bonds, (INS - AGM)(c)	5.00%	08/01/2057	5,000	6,031,148
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	5,000	6,016,260
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	5,000	6,014,022
Leander Independent School District, Series 2020 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,000	1,215,677
Lower Colorado River Authority, Series 2012 A, Ref. RB	5.00%	05/15/2039	1,900	1,979,234
Lower Colorado River Authority, Series 2013, Ref. RB	5.00%	05/15/2039	1,000	1,082,775
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	500	576,386
Lower Colorado River Authority, Series 2021, Ref. RB	5.00%	05/15/2046	1,250	1,587,111
Lower Colorado River Authority, Series 2021, Ref. RB	5.00%	05/15/2051	1,250	1,578,721
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,000	2,386,200
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	5,000	6,144,362
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	4,000	4,740,604
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2046	1,000	1,046,001
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2051	1,000	1,041,332
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University), Series 2014 A, RB, (INS - AGM)(c)	5.00%	04/01/2046	1,250	1,389,450
North Fort Bend Water Authority, Series 2011, RB, (INS - AGM)(c)	5.00%	12/15/2036	2,500	2,562,162
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2040	2,500	2,678,623
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	1,800	2,114,143
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	6,270	7,576,565
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,000	6,017,709
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	$1,000	$1,214,693
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	6,500	8,184,832
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	2,285	2,692,934
Rockwall Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	02/15/2025	2,045	2,396,171
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	10,000	12,083,088
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	5,065,545
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	500	645,924
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	500	644,269
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	3,094,650
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	6,000	7,635,837
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	5,000	6,386,550
San Jacinto College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,000	2,480,534
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGM)(c)	5.00%	10/01/2037	1,000	1,003,350
Sherman Independent School District, Series 2018 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	6,785	8,365,995
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	4,000	4,735,576
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	2,000	2,395,711
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2045	750	884,761
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	3,280	3,796,413
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2042	2,500	2,782,742
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	3,910	4,615,744
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,209,870
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	4,975	6,140,116
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	10,000	12,594,902
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	2,500	3,001,654
				261,860,722
Utah-0.47%
Salt Lake (City of), UT (Salt Lake City International Airport), Series 2017 B, RB	5.00%	07/01/2047	4,000	4,899,335
Salt Lake City Corp., Series 2017 B, RB	5.00%	07/01/2042	2,000	2,449,075
Salt Lake City Corp., Series 2018 B, RB	5.00%	07/01/2048	3,000	3,702,336
				11,050,746
Virginia-0.39%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	3,395	3,985,612
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,166,675
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	1,650	1,755,002
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	2,000	2,354,732
				9,262,021
Washington-2.48%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	6,500	7,819,999
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	3,000	4,597,177
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	2,000	2,502,120
King (County of), WA, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2023	14,695	16,181,432
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2040	1,000	1,178,257
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2038	5,000	6,134,474
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	4,855	5,929,406
Washington (State of) (Senior 520 Corridor Program), Series 2011 C, GO Bonds(a)(b)	5.00%	06/01/2021	1,340	1,340,000
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	3,000	3,779,820
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015, Ref. RB	5.00%	10/01/2038	5,000	6,434,755
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	1,096,659
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,200	1,370,518
				58,364,617
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-0.71%
Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	$5,000	$5,902,727
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,185	3,644,499
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group), Series 2015, Ref. RB	5.00%	08/15/2039	1,500	1,692,785
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	06/01/2045	5,000	5,392,342
				16,632,353
TOTAL INVESTMENTS IN SECURITIES(f)-97.90% (Cost $2,162,483,639)				2,308,839,677
OTHER ASSETS LESS LIABILITIES-2.10%				49,477,790
NET ASSETS-100.00%				$2,358,317,467

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security subject to crossover refunding.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2021 represented less than 1% of the Fund’s Net Assets.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	10.75%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco New York AMT-Free Municipal Bond ETF (PZT)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.26%
Guam-0.91%
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(a)	5.00%	10/01/2030	$1,000	$1,056,830
New York-95.35%
Battery Park (City of), NY Authority, Series 2019, RB	4.00%	11/01/2044	1,000	1,193,233
Battery Park (City of), NY Authority, Series 2019, RB	5.00%	11/01/2049	2,500	3,206,239
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB	5.00%	07/15/2042	2,000	2,335,899
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	1,000	1,055,989
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,123,730
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	595,102
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	538,991
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	2,000	2,251,955
Metropolitan Transportation Authority (Green Bonds), Series 2016 A1, RB	5.25%	11/15/2056	1,000	1,174,474
Metropolitan Transportation Authority (Green Bonds), Series 2016 B-1, RB	5.00%	11/15/2046	1,500	1,768,551
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGM)(a)	5.00%	11/15/2044	800	982,327
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(a)	4.00%	11/15/2049	1,000	1,150,747
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,247,367
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	500	586,953
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,263,010
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,168,208
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2048	1,500	1,832,125
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2040	800	970,758
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2041	750	907,392
New York (City of), NY, Series 2017 A-1, GO Bonds	5.00%	08/01/2038	500	605,056
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	12/01/2043	2,000	2,320,860
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2038	1,000	1,234,142
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	2,000	2,541,616
New York (City of), NY, Series 2020 BB1, RB	3.00%	06/15/2050	1,000	1,076,986
New York (City of), NY, Series 2020 BB1, RB	4.00%	06/15/2050	1,000	1,184,794
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	1,000	1,275,595
New York (City of), NY, Series 2020 GG-1, RB	5.00%	06/15/2050	1,000	1,274,879
New York (City of), NY, Series 2021 CC-1, RB	5.00%	06/15/2051	1,000	1,301,531
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	2,000	2,110,153
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2037	1,000	1,258,090
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	2,000	2,205,756
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	1,176,879
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	1,000	1,175,953
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,179,859
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,832,341
New York (City of), NY Transitional Finance Authority, Series 2018 B-1, RB	5.00%	08/01/2045	1,000	1,235,602
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	1,153,101
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	1,000	1,256,489
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	2,000	2,345,188
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	3.00%	11/01/2050	1,000	1,077,468
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	1,080,987
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2037	1,000	1,314,876
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	4.00%	11/01/2037	1,500	1,832,514
New York (City of), NY Water & Sewer System, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	1,190,408
New York (State of) Dormitory Authority, Series 2012 B, RB	5.00%	03/15/2042	1,200	1,242,369
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	1,000	1,223,335
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2044	5,000	5,689,932
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,241,519
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2049	1,000	1,068,158
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	568,982
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	1,000	1,278,009
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	580,124
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB	3.00%	02/01/2050	1,110	1,166,865
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	500	588,176
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	$500	$745,430
New York (State of) Dormitory Authority (NYU Hospitals Center), Series 2014, Ref. RB	5.00%	07/01/2034	1,500	1,692,673
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	500	621,298
New York (State of) Dormitory Authority (State University of New York), Series 2019 A, RB	4.00%	07/01/2049	1,785	2,038,696
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,175,737
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	2,000	2,113,052
New York (State of) Utility Debt Securitization Authority, Series 2013, RB	5.00%	12/15/2041	1,500	1,670,189
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	2,179,844
New York Liberty Development Corp. (4 World Trade Center), Series 2011, Ref. RB	5.00%	11/15/2044	2,000	2,039,694
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2041	1,000	1,203,081
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	2,343,549
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,287,449
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2028	50	64,245
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	500	597,102
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	1,000	1,184,989
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	500	638,489
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,728,494
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	1,000	1,235,993
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,000	1,235,169
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	2,000	2,396,347
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	2,500	3,217,928
Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2038	2,000	2,504,570
				110,155,660
TOTAL INVESTMENTS IN SECURITIES(b)-96.26% (Cost $104,361,959)				111,212,490
OTHER ASSETS LESS LIABILITIES-3.74%				4,320,856
NET ASSETS-100.00%				$115,533,346

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	5.72%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Preferred ETF (PGX)
May 31, 2021
(Unaudited)
	Shares	Value
Preferred Stocks-100.90%
Automobiles-1.15%
Ford Motor Co.
Pfd., 6.00%(b)	1,570,753	$42,017,643
Pfd., 6.20%	1,471,423	39,698,992
		81,716,635
Banks-35.14%
Associated Banc-Corp.
Series F, Pfd., 5.63%(b)	33,629	946,320
Series E, Pfd., 5.88%(b)	195,974	5,381,446
BancorpSouth Bank, Series A, Pfd., 5.50%(b)	289,807	7,850,872
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	1,670,402	42,044,018
Series NN, Pfd., 4.38%(b)	2,006,670	51,029,618
Series LL, Pfd., 5.00%(b)	2,832,446	76,504,366
Series KK, Pfd., 5.38%(b)	3,193,355	88,072,731
Series HH, Pfd., 5.88%	1,979,125	54,663,433
Series GG, Pfd., 6.00%	2,925,627	80,805,818
BOK Financial Corp., Pfd., 5.38%(b)	291,293	7,413,407
CIT Group, Inc., Series B, Pfd., 5.63%	375,748	9,934,777
Citigroup, Inc.
Series K, Pfd., 6.88%(b)(c)	4,044,656	114,746,891
Series J, Pfd., 7.13%(b)(c)	501,866	14,273,069
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	874,524	23,078,688
Series D, Pfd., 6.35%(c)	594,144	17,040,050
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	287,606	7,359,838
Dime Community Bancshares, Inc., Pfd., 5.50%(b)	200,892	5,193,058
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	496,341	13,520,329
Series A, Pfd., 6.00%(b)	224,042	6,046,894
Series I, Pfd., 6.63%(b)(c)	1,013,138	28,996,010
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	635,780	16,892,675
First Horizon Corp.
Series F, Pfd., 4.70%(b)	146,250	3,697,200
Series D, Pfd., 6.10%(c)	193,581	5,224,751
Series A, Pfd., 6.20%(b)	193,557	4,908,606
Pfd., 6.50%(b)	281,101	7,794,931
First Midwest Bancorp, Inc.
Series A, Pfd., 7.00%	200,984	5,593,385
Series C, Pfd., 7.00%(b)	104,902	2,936,207
First Republic Bank
Series K, Pfd., 4.13%(b)	906,508	22,925,587
Series L, Pfd., 4.25%(b)	1,410,144	36,141,991
Series J, Pfd., 4.70%	688,337	17,979,362
Series H, Pfd., 5.13%	385,002	10,087,052
Series I, Pfd., 5.50%(b)	619,550	16,895,129
Fulton Financial Corp., Series A, Pfd., 5.13%	412,426	10,826,183
Hancock Whitney Corp.
Pfd., 5.95%(b)	321,487	8,062,894
Pfd., 6.25%(b)	356,334	9,859,762
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	937,400	24,044,310
Series C, Pfd., 5.88%(b)	217,261	5,705,274
Series D, Pfd., 6.25%	1,158,388	29,492,558
	Shares	Value
Banks-(continued)
JPMorgan Chase & Co.
Series JJ, Pfd., 4.55%	2,743,210	$70,966,843
Series LL, Pfd., 4.63%(b)	3,562,000	93,502,500
Series GG, Pfd., 4.75%	1,711,006	44,725,697
Series DD, Pfd., 5.75%	3,308,372	90,517,058
Series EE, Pfd., 6.00%(b)	2,924,339	81,647,545
Series AA, Pfd., 6.10%	2,262,138	56,621,314
Series BB, Pfd., 6.15%	1,935,764	48,452,173
KeyCorp
Series G, Pfd., 5.63%(b)	824,067	22,637,121
Series F, Pfd., 5.65%	805,248	21,838,326
Series E, Pfd., 6.13%(b)(c)	1,010,519	30,709,672
People’s United Financial, Inc., Series A, Pfd., 5.63%(b)(c)	541,813	15,306,217
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%(c)	3,032,895	79,219,217
Regions Financial Corp.
Series E, Pfd., 4.45%	629,785	15,643,859
Series C, Pfd., 5.70%(b)(c)	934,613	26,384,125
Series A, Pfd., 6.38%(b)	910,422	22,842,488
Series B, Pfd., 6.38%(b)(c)	1,000,817	28,943,628
Signature Bank, Series A, Pfd., 5.00%	1,254,246	32,898,873
SVB Financial Group, Series A, Pfd., 5.25%(b)	673,372	17,884,760
Synovus Financial Corp.
Series E, Pfd., 5.88%(b)(c)	725,293	19,539,393
Series D, Pfd., 6.30%(b)(c)	424,178	11,232,233
TCF Financial Corp., Series C, Pfd., 5.70%(b)	390,054	10,394,939
Texas Capital Bancshares, Inc.
Series B, Pfd., 5.75%(b)	537,364	14,181,036
Series A, Pfd., 6.50%	529,236	13,246,777
Truist Financial Corp.
Series R, Pfd., 4.75%	1,698,270	44,596,570
Series O, Pfd., 5.25%(b)	863,600	23,774,908
Series H, Pfd., 5.63%	922,874	23,081,079
U.S. Bancorp
Series L, Pfd., 3.75%(b)	817,527	19,964,009
Series M, Pfd., 4.00%(b)	1,336,304	33,554,593
Series K, Pfd., 5.50%(b)	1,279,009	36,093,634
Valley National Bancorp
Series B, Pfd., 5.50%(b)(c)	204,944	5,338,791
Series A, Pfd., 6.25%(b)(c)	203,248	5,733,626
Webster Financial Corp., Series F, Pfd., 5.25%(b)	320,823	8,264,400
Wells Fargo & Co.
Series CC, Pfd., 4.38%(b)	1,834,944	45,965,347
Series AA, Pfd., 4.70%(b)	2,222,771	57,258,581
Series Z, Pfd., 4.75%(b)	3,835,194	99,446,580
Series O, Pfd., 5.13%(b)	1,119,975	28,615,361
Pfd., 5.20%(b)	548,229	13,711,207
Series X, Pfd., 5.50%	2,355,395	59,732,817
Series Y, Pfd., 5.63%	1,685,133	43,796,607
Series Q, Pfd., 5.85%(b)(c)	3,557,820	96,416,922
Series R, Pfd., 6.63%(b)(c)	1,742,931	50,144,125
Wintrust Financial Corp.
Series D, Pfd., 6.50%(b)(c)	243,590	6,864,366
Series E, Pfd., 6.88%(c)	571,684	16,258,693
Zions Bancorporation N.A.
Series H, Pfd., 5.75%(b)	248,396	6,214,868
Series G, Pfd., 6.30%(b)(c)	24,916	691,419
		2,488,823,787
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Capital Markets-10.11%
Affiliated Managers Group, Inc.
Pfd., 4.75%(b)	457,378	$11,914,697
Pfd., 5.88%(b)	591,103	16,320,354
Apollo Global Management, Inc.
Series A, Pfd., 6.38%(b)	547,948	14,186,374
Series B, Pfd., 6.38%(b)	603,772	16,247,505
Ares Management Corp., Series A, Pfd., 7.00%	675,635	17,363,819
Brightsphere Investment Group, Inc., Pfd., 5.13%(b)	250,913	6,317,989
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)(b)	382,954	9,439,816
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)(b)	769,368	19,380,380
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	1,144,338	29,512,477
Series D, Pfd., 5.95%	1,444,314	36,570,030
Series C, Pfd., 6.00%	721,285	18,039,338
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(c)	1,978,720	53,920,120
Series K, Pfd., 6.38%(c)	1,358,243	39,456,959
KKR & Co., Inc.
Series B, Pfd., 6.50%(b)	321,247	8,150,036
Series A, Pfd., 6.75%	698,691	17,488,236
Legg Mason, Inc., Pfd., 5.45%	876,890	22,360,695
Morgan Stanley
Series L, Pfd., 4.88%	946,229	25,122,380
Series K, Pfd., 5.85%(c)	1,943,500	56,439,240
Series I, Pfd., 6.38%(c)	2,141,429	61,865,884
Series F, Pfd., 6.88%(b)(c)	1,315,485	37,359,774
Series E, Pfd., 7.13%(b)(c)	1,638,411	47,481,151
Northern Trust Corp., Series E, Pfd., 4.70%(b)	762,483	20,892,034
Oaktree Capital Group LLC
Series B, Pfd., 6.55%	491,391	13,380,577
Series A, Pfd., 6.63%	394,647	10,655,469
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	947,565	27,858,411
Series D, Pfd., 5.90%(b)(c)	1,412,426	40,240,017
Stifel Financial Corp.
Pfd., 5.20%(b)	480,194	12,629,102
Series C, Pfd., 6.13%	395,756	10,689,370
Series A, Pfd., 6.25%(b)	333,044	8,386,048
Series B, Pfd., 6.25%(b)	232,618	6,310,926
		715,979,208
Chemicals-0.14%
EI du Pont de Nemours and Co., Series B, Pfd., 4.50%	93,484	10,143,014
Commercial Services & Supplies-0.33%
Pitney Bowes, Inc., Pfd., 6.70%	944,066	23,393,956
Consumer Finance-3.78%
Capital One Financial Corp.
Series L, Pfd., 4.38%(b)	662,987	16,475,227
Series K, Pfd., 4.63%(b)	21,546	553,948
Series J, Pfd., 4.80%	2,369,037	60,623,657
Series I, Pfd., 5.00%	3,033,136	79,468,163
Series G, Pfd., 5.20%	1,158,085	29,693,299
Series H, Pfd., 6.00%(b)	995,173	25,556,043
Navient Corp., Pfd., 6.00%(b)	677,180	17,044,620
Synchrony Financial, Series A, Pfd., 5.63%	1,432,421	38,245,641
		267,660,598
	Shares	Value
Diversified Financial Services-1.98%
Brookfield BRP Holdings Canada, Inc., Pfd., 4.63% (Canada)	669,070	$16,639,771
Carlyle Finance LLC, Pfd., 4.63%	628,819	15,902,832
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	563,645	14,085,489
Series A, Pfd., 5.25%	1,519,155	40,424,715
KKR Group Finance Co. IX LLC, Pfd., 4.63%	941,360	24,145,884
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%(b)	490,843	13,017,156
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	560,147	15,712,123
		139,927,970
Diversified Telecommunication Services-4.69%
AT&T, Inc.
Series C, Pfd., 4.75%(b)	3,210,430	82,187,008
Series A, Pfd., 5.00%	2,293,107	60,400,438
Pfd., 5.35%(b)	2,518,664	66,114,930
Pfd., 5.63%(b)	1,604,739	43,087,242
Qwest Corp.
Pfd., 6.50%(b)	1,946,217	49,336,601
Pfd., 6.75%(b)	1,159,238	30,742,992
		331,869,211
Electric Utilities-7.35%
Alabama Power Co., Series A, Pfd., 5.00%(b)	484,585	13,006,261
Brookfield Infrastructure Finance ULC, Pfd., 5.00% (Canada)	442,912	11,267,681
Duke Energy Corp.
Pfd., 5.13%(b)	1,061,734	27,658,171
Pfd., 5.63%(b)	1,023,438	27,755,639
Series A, Pfd., 5.75%	1,773,013	49,591,174
Entergy Arkansas LLC, Pfd., 4.88%	615,979	15,553,470
Entergy Louisiana LLC, Pfd., 4.88%	561,614	14,203,218
Entergy Mississippi LLC, Pfd., 4.90%	555,991	14,188,890
Entergy New Orleans LLC, Pfd., 5.50%	557,562	14,223,407
Georgia Power Co., Series 2017A, Pfd., 5.00%(b)	559,126	14,962,212
Interstate Power and Light Co., Series D, Pfd., 5.10%(b)	413,584	10,715,961
NextEra Energy Capital Holdings, Inc.
Series K, Investment Units, 5.25%	978,068	24,578,849
Series N, Pfd., 5.65%(b)	1,367,055	38,086,152
PPL Capital Funding, Inc., Series B, Pfd., 5.90%	869,635	22,540,939
SCE Trust II, Pfd., 5.10%	209,782	5,265,528
SCE Trust III, Series H, Pfd., 5.75%(c)	524,778	13,245,397
SCE Trust IV, Series J, Pfd., 5.38%(b)(c)	674,536	16,903,872
SCE Trust V, Series K, Pfd., 5.45%(c)	567,665	14,475,457
SCE Trust VI, Pfd., 5.00%(b)	981,159	24,470,105
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,393,031	35,285,475
Series 2020, Pfd., 4.95%	1,883,696	50,840,955
Pfd., 5.25%	1,523,167	39,023,539
Pfd., 5.25%	857,579	22,597,207
		520,439,559

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Equity REITs-7.57%
American Homes 4 Rent
Series F, Pfd., 5.88%(b)	545,208	$14,235,381
Series G, Pfd., 5.88%	180,720	4,785,466
Series H, Pfd., 6.25%(b)	179,525	4,940,528
Series E, Pfd., 6.35%	288,510	7,316,614
Series D, Pfd., 6.50%(b)	354,128	8,955,897
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	669,414	18,582,933
Series J, Pfd., 5.25%	510,767	13,663,017
Series K, Pfd., 5.85%(b)	392,632	11,115,412
Diversified Healthcare Trust
Pfd., 5.63%(b)	707,499	16,385,677
Pfd., 6.25%(b)	484,970	12,124,250
EPR Properties, Series G, Pfd., 5.75%(b)	333,013	8,581,745
Federal Realty Investment Trust, Series C, Pfd., 5.00%	307,499	8,053,399
Global Net Lease, Inc., Series A, Pfd., 7.25%(b)	169,762	4,478,322
Kimco Realty Corp.
Series L, Pfd., 5.13%	442,631	11,667,753
Class M, Pfd., 5.25%	502,176	13,162,033
National Retail Properties, Inc., Series F, Pfd., 5.20%	700,527	17,835,417
Office Properties Income Trust
Pfd., 5.88%	618,847	15,477,364
Pfd., 6.38%(b)	75,022	2,026,344
PS Business Parks, Inc.
Series Z, Pfd., 4.88%(b)	604,973	16,394,768
Series W, Pfd., 5.20%(b)	375,631	9,743,868
Series Y, Pfd., 5.20%(b)	383,826	10,209,772
Series X, Pfd., 5.25%(b)	455,664	12,148,002
Public Storage
Series N, Pfd., 3.88%	460,003	11,803,677
Series O, Pfd., 3.90%(b)	229,600	5,916,792
Series M, Pfd., 4.13%(b)	318,670	8,285,420
Series L, Pfd., 4.63%	457,547	12,340,043
Series J, Pfd., 4.70%(b)	28,768	783,640
Series K, Pfd., 4.75%(b)	317,622	8,804,482
Series I, Pfd., 4.88%	337,918	9,221,782
Series E, Pfd., 4.90%	1,264,340	32,493,538
Series D, Pfd., 4.95%(b)	1,016,748	25,906,739
Series G, Pfd., 5.05%	965,854	25,537,180
Series C, Pfd., 5.13%(b)	582,823	14,803,704
Series F, Pfd., 5.15%(b)	588,899	15,658,824
Series H, Pfd., 5.60%(b)	517,762	14,492,158
QTS Realty Trust, Inc., Series A, Pfd., 7.13%(b)	58,940	1,606,115
SITE Centers Corp., Series A, Pfd., 6.38%	269,354	6,954,720
SL Green Realty Corp., Series I, Pfd., 6.50%	443,189	11,474,163
Spirit Realty Capital, Inc., Series A, Pfd., 6.00%	372,742	10,090,126
VEREIT, Inc., Series F, Pfd., 6.70%(b)	705,871	17,929,123
Vornado Realty Trust
Series M, Pfd., 5.25%(b)	665,122	17,612,431
Series N, Pfd., 5.25%(b)	522,099	13,898,275
Series L, Pfd., 5.40%	445,591	11,362,571
Series K, Pfd., 5.70%	673,792	17,404,047
		536,263,512
	Shares	Value
Gas Utilities-0.33%
South Jersey Industries, Inc., Pfd., 5.63%(b)	387,675	$10,129,948
Spire, Inc., Series A, Pfd., 5.90%	490,091	13,590,223
		23,720,171
Independent Power and Renewable Electricity Producers-0.15%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	387,107	10,397,694
Insurance-15.38%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)	1,766,718	46,217,343
Allstate Corp. (The)
Series I, Pfd., 4.75%	573,642	15,356,396
Pfd., 5.10%(b)(c)	956,975	26,020,150
Series H, Pfd., 5.10%	2,170,753	59,522,047
Series G, Pfd., 5.63%(b)	1,158,000	32,227,140
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	755,097	20,772,719
Series B, Pfd., 6.63%(b)(c)	371,694	10,541,242
American Financial Group, Inc.
Pfd., 4.50%(b)	313,532	8,468,499
Pfd., 5.13%(b)	416,758	11,235,796
Pfd., 5.63%(b)	186,913	5,308,329
Pfd., 5.88%(b)	83,499	2,342,147
American International Group, Inc., Series A, Pfd., 5.85%(b)	967,754	26,903,561
Arch Capital Group Ltd.
Series E, Pfd., 5.25%	914,938	23,285,172
Series F, Pfd., 5.45%(b)	638,850	16,891,194
Argo Group International Holdings Ltd., Pfd., 7.00%(b)(c)	217,934	5,993,185
Argo Group U.S., Inc., Pfd., 6.50%(b)	251,033	6,413,893
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	507,148	13,287,278
Pfd., 5.63% (Bermuda)	494,401	12,824,762
Pfd., 5.95% (Bermuda)(b)(c)	505,052	13,292,969
Assurant, Inc., Pfd., 5.25%	397,575	10,563,568
Assured Guaranty Municipal Holdings, Inc., Pfd., 6.25%	708,241	18,223,041
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	1,032,360	26,077,414
Series B, Pfd., 5.63%	629,186	16,943,979
Series A, Pfd., 6.35%(c)	1,699,954	49,638,657
Series C, Pfd., 6.38%(b)(c)	1,122,879	32,114,339
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	1,123,476	28,536,290
Brighthouse Financial, Inc.
Series C, Pfd., 5.38%(b)	1,024,955	26,935,817
Pfd., 6.25%(b)	808,154	22,062,604
Series A, Pfd., 6.60%(b)	819,264	22,734,576
Series B, Pfd., 6.75%	671,870	18,677,986
CNO Financial Group, Inc., Pfd., 5.13%	329,986	8,454,241
Enstar Group Ltd.
Series D, Pfd., 7.00%(c)	832,123	23,848,645
Series E, Pfd., 7.00%(b)	197,254	5,442,238
Globe Life, Inc., Pfd., 6.13%	680,080	17,369,243
Hartford Financial Services Group, Inc. (The)
Series G, Pfd., 6.00%	644,893	17,792,598
Pfd., 7.88%(b)(c)	1,152,398	30,941,886

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Insurance-(continued)
MetLife, Inc.
Series F, Pfd., 4.75%(b)	1,862,326	$49,444,755
Series E, Pfd., 5.63%(b)	1,670,588	45,757,405
PartnerRe Ltd., Series J, Pfd., 4.88% (Bermuda)(b)	340,762	9,057,454
Prudential Financial, Inc.
Pfd., 4.13%(b)	943,014	24,282,611
Pfd., 5.63%(b)	1,163,440	32,308,729
Prudential PLC, Pfd., 6.50% (United Kingdom)(b)	1,081,558	29,602,243
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	785,059	21,620,525
Pfd., 6.20%(b)(c)	781,508	20,389,544
RenaissanceRe Holdings Ltd.
Series E, Pfd., 5.38% (Bermuda)(b)	795,423	19,965,117
Series F, Pfd., 5.75% (Bermuda)(b)	480,071	12,798,693
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	353,359	8,911,714
Unum Group, Pfd., 6.25%(b)	628,139	16,984,879
W R Berkley Corp., Pfd., 4.13%(b)	561,060	14,475,348
W.R. Berkley Corp.
Pfd., 4.25%(b)	338,492	8,668,780
Pfd., 5.10%(b)	587,238	15,814,319
Pfd., 5.70%(b)	351,448	9,489,096
Pfd., 5.75%	653,675	16,557,588
		1,089,389,744
Internet & Direct Marketing Retail-1.40%
Qurate Retail, Inc., Pfd., 8.00%	590,115	62,304,342
QVC, Inc.
Pfd., 6.25%(b)	977,889	25,444,672
Pfd., 6.38%(b)	430,515	11,137,423
		98,886,437
Leisure Products-0.41%
Brunswick Corp.
Pfd., 6.38%(b)	435,063	12,529,814
Pfd., 6.50%(b)	345,674	9,647,761
Pfd., 6.63%(b)	242,474	6,738,353
		28,915,928
Multi-Utilities-4.38%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(c)	685,292	19,105,941
Pfd., 6.88% (Canada)(c)	581,122	16,184,248
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)(b)	463,440	11,558,194
Series 13, Pfd., 5.13% (Canada)(b)	335,609	8,702,341
CMS Energy Corp.
Pfd., 5.63%(b)	414,443	11,318,438
Pfd., 5.88%(b)	539,782	14,887,188
Pfd., 5.88%	1,282,973	34,858,376
Dominion Energy, Inc., Series A, Investment Units, 5.25%	1,644,694	41,742,334
DTE Energy Co.
Series G, Pfd., 4.38%(b)	377,696	9,680,348
Series E, Investment Units, 5.25%	783,948	20,359,130
Series B, Investment Units, 5.38%	580,561	14,548,859
Series F, Investment Units, 6.00%	812,071	20,748,414
Integrys Holding, Inc., Pfd., 6.00%(b)(c)	699,761	18,298,750
NiSource, Inc., Series B, Pfd., 6.50%(b)(c)	992,179	27,741,325
Sempra Energy, Pfd., 5.75%(b)	1,476,627	40,105,189
		309,839,075
	Shares	Value
Oil, Gas & Consumable Fuels-2.12%
DCP Midstream L.P.
Series B, Pfd., 7.88%(c)	322,314	$7,793,553
Series C, Pfd., 7.95%(c)	223,529	5,525,637
Enbridge, Inc., Series B, Pfd., 6.38% (Canada)(c)	1,145,583	31,010,932
Energy Transfer L.P.
Series C, Pfd., 7.38%(c)	940,088	23,097,962
Series E, Pfd., 7.60%(c)	1,529,232	38,093,169
Series D, Pfd., 7.63%(c)	849,329	21,216,238
NuStar Energy L.P.
Series B, Pfd., 7.63%(c)	729,700	15,294,512
Series C, Pfd., 9.00%(c)	330,215	8,106,778
		150,138,781
Real Estate Management & Development-0.51%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	481,594	11,794,237
Series A2, Pfd., 6.38%	614,520	16,315,506
Series A-1, Pfd., 6.50%	303,547	7,968,109
		36,077,852
Thrifts & Mortgage Finance-0.59%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)(c)	959,690	27,255,196
Washington Federal, Inc., Series A, Pfd., 4.88%(b)	549,024	14,329,527
		41,584,723
Trading Companies & Distributors-1.08%
Air Lease Corp., Series A, Pfd., 6.15%(b)(c)	516,528	13,801,628
Fortress Transportation and Infrastructure Investors LLC
Series B, Pfd., 8.00%(c)	39,808	1,015,104
Series C, Pfd., 8.25%(b)(c)	86,832	2,342,727
GATX Corp., Pfd., 5.63%	323,072	8,086,492
Triton International Ltd.
Pfd., 6.88% (Bermuda)	242,970	6,521,315
Pfd., 7.38% (Bermuda)(b)	357,025	9,868,171
Pfd., 8.00% (Bermuda)(b)	276,274	7,942,878
WESCO International, Inc., Series A, Pfd., 10.63%(c)	861,932	27,099,142
		76,677,457
Wireless Telecommunication Services-2.31%
Telephone & Data Systems, Inc.
Pfd., 5.88%(b)	541,680	13,650,336
Pfd., 6.63%(b)	1,029,453	27,280,504
Series UU, Pfd., 6.63%(b)	730,448	20,087,320
United States Cellular Corp.
Pfd., 5.50%	930,377	23,789,740
Pfd., 5.50%	924,375	23,488,369
Pfd., 6.25%	932,200	24,889,740
Pfd., 6.95%(b)	620,474	15,921,363
Pfd., 7.25%	579,404	14,519,864
		163,627,236
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.90% (Cost $6,952,925,912)		7,145,472,548

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.42%
Invesco Private Government Fund, 0.01%(d)(e)(f)	68,595,238	$68,595,238
Invesco Private Prime Fund, 0.09%(d)(e)(f)	102,923,605	102,964,776
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $171,560,013)		171,560,014
TOTAL INVESTMENTS IN SECURITIES-103.32% (Cost $7,124,485,925)		7,317,032,562
OTHER ASSETS LESS LIABILITIES-(3.32)%		(235,080,163)
NET ASSETS-100.00%		$7,081,952,399

Investment Abbreviations:
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$861,483,997	$(861,483,997)	$-	$-	$-	$6,326
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	67,211,371	(67,211,371)	-	-	-	471
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	46,761,620	273,463,340	(251,629,722)	-	-	68,595,238	5,910*
Invesco Private Prime Fund	15,589,691	342,060,624	(254,692,109)	2	6,568	102,964,776	45,970*
Total	$62,351,311	$1,544,219,332	$(1,435,017,199)	$2	$6,568	$171,560,014	$58,677

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Taxable Municipal Bond ETF (BAB)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-95.18%
Alabama-0.73%
Auburn University, Series 2020 C, RB	2.53%	06/01/2040	$7,500	$7,409,549
Auburn University, Series 2020 C, RB	2.68%	06/01/2050	10,000	9,464,401
				16,873,950
Alaska-0.01%
Alaska (State of) Municipal Bond Bank Authority, Series 2021 2, Ref. RB	3.03%	12/01/2041	250	251,504
Arizona-1.43%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2020, Ref. RB	2.46%	07/01/2030	2,560	2,681,883
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	5,000	4,975,534
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 B, RB	3.17%	09/01/2051	3,000	2,876,044
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	5,000	4,898,752
Tucson (City of), AZ, Series 2010, RB	5.79%	07/01/2026	1,275	1,518,634
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.24%	07/01/2022	2,000	1,999,615
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.31%	07/01/2023	2,000	1,996,866
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.46%	07/01/2024	2,000	1,994,129
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.83%	07/01/2025	750	750,758
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.31%	07/01/2027	1,000	990,495
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.70%	07/01/2029	500	490,900
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.93%	07/01/2031	2,000	1,960,469
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	2.86%	07/01/2047	2,000	1,948,904
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	4,000	3,984,461
				33,067,444
Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	153,721
California-23.82%
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,605	6,137,280
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	3,025	5,196,005
California (State of), Series 2009 B, GO Bonds	6.51%	04/01/2039	14,890	15,151,719
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	11,460	18,000,593
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	18,860	31,261,499
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	14,160	22,041,513
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,505	13,318,526
California (State of), Series 2010, GO Bonds	5.70%	11/01/2021	7,500	7,659,894
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,500	7,394,146
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,500	12,696,548
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	9,850	11,548,100
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	7,510	7,129,637
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	12,325	11,579,489
California (State of) Earthquake Authority, Series 2020 B, RB	1.23%	07/01/2021	3,500	3,502,713
California (State of) Earthquake Authority, Series 2020 B, RB	1.33%	07/01/2022	10,000	10,106,699
California (State of) Earthquake Authority, Series 2020 B, RB	1.48%	07/01/2023	7,500	7,657,012
California (State of) Health Facilities Financing Authority, Series 2020 B, Ref. RB	3.74%	06/01/2047	8,000	7,646,638
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	998,059
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	999,437
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	993,851
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	985,938
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.84%	10/01/2031	1,000	987,439
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	2.72%	10/01/2040	1,000	993,714
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	2.79%	10/01/2043	1,500	1,484,064
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	1,000	1,464,835
California (State of) Municipal Finance Authority, Series 2020, RB	2.52%	10/01/2035	4,965	4,797,124
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	800	1,155,214
California (State of) Statewide Communities Development Authority (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	1,850	1,780,062
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	2,153,182
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2010 B, RB	6.48%	11/01/2041	$900	$1,318,321
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	5,000	5,024,490
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	3,000	3,077,447
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.71%	06/01/2041	10,000	9,534,274
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	10,000	9,451,756
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	720,051
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	524,836
East Bay Municipal Utility District Wastewater System Revenue, Series 2010, RB	5.03%	06/01/2032	3,000	3,762,872
East Bay Municipal Utility District Water System Revenue, Series 2010, RB	5.87%	06/01/2040	3,000	4,300,236
El Monte (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	08/01/2050	10,000	10,484,504
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,500	1,500,067
Fresno (City of), CA, Series 2010 A2, Ref. RB	6.50%	06/01/2030	2,000	2,525,391
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	5,000	5,102,589
Hayward Unified School District, Series 2020, Ref. GO Bonds, (INS - AGM)(a)	2.87%	08/01/2040	4,000	4,062,089
Hesperia Unified School District, Series 2020, Ref. COP, (INS - AGM)(a)	3.05%	02/01/2041	3,000	3,015,836
Huntington Beach (City of), CA, Series 2021, Ref. RB	0.38%	06/15/2023	500	500,121
Huntington Beach (City of), CA, Series 2021, Ref. RB	0.62%	06/15/2024	1,500	1,501,341
Huntington Beach (City of), CA, Series 2021, Ref. RB	1.07%	06/15/2025	2,000	2,013,908
Inglewood (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	09/01/2050	6,000	6,319,871
Jurupa Community Services District, Series 2010 B, COP	6.35%	09/01/2025	1,030	1,251,091
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,338,304
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,443,328
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	1,170	1,539,822
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	2,000	3,049,144
Long Beach (City of), CA, Series 2009 C, RB	7.77%	06/01/2039	250	251,120
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	5.38%	07/01/2024	500	573,760
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	6.01%	07/01/2039	2,270	3,052,423
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	7.00%	07/01/2041	1,500	1,506,138
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	6,000	9,613,213
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.60%	07/01/2050	1,715	2,858,731
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	3,000	4,773,871
Los Angeles Community College District, Series 2020, Ref. GO Bonds	1.81%	08/01/2030	5,000	4,979,744
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.83%	08/01/2039	3,500	3,585,686
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	500	629,813
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.06%	06/01/2039	6,000	6,238,525
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.26%	06/01/2045	3,000	3,099,658
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	2,444,382
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.42%	11/01/2023	1,000	995,134
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.68%	11/01/2024	1,000	995,506
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.95%	11/01/2025	1,000	994,386
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	3,000	4,397,972
Northern California Power Agency, Series 2010, RB	7.31%	06/01/2040	1,000	1,469,338
Oakland (Port of), CA, Series 2020 R, Ref. RB	0.82%	05/01/2023	715	719,479
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.08%	05/01/2024	625	632,699
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.18%	05/01/2025	600	606,563
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.52%	05/01/2026	600	609,626
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	875	886,109
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	700	710,707
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	1,000	1,010,463
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	500	501,425
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	375	376,033
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	850	851,041
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	5,000	4,838,340
Paramount Unified School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	3.27%	08/01/2051	5,000	5,025,280
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	5,117,427
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	3,250	3,391,218
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,550,493
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	5,500	5,443,552
Rancho Water District Financing Authority, Series 2021 A, Ref. RB	2.60%	08/01/2040	850	835,385
Rancho Water District Financing Authority, Series 2021 A, Ref. RB	2.70%	08/01/2046	1,475	1,412,948
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	$475	$590,166
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	5,335	8,038,464
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	726,907
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	2,139,770
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	2,170,530
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.59%	05/01/2024	2,000	2,009,809
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.74%	05/01/2025	2,000	2,005,944
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	1,325	1,323,834
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	1,015,522
San Francisco (City & County of), CA (525 Golden Gate Avenue - San Francisco Public Utilities Commission Office), Series 2009 D, COP	6.49%	11/01/2041	3,000	4,279,592
San Francisco (City & County of), CA (Clean & Safe Neighborhood Parks), Series 2010 D, GO Bonds	6.26%	06/15/2030	3,850	5,045,186
San Francisco (City & County of), CA (San Francisco General Hospital), Series 2010 C, GO Bonds	6.26%	06/15/2030	1,500	2,008,915
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	2,000	2,026,555
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	500	483,710
San Francisco (City of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	2,245	3,055,306
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	5.70%	11/01/2027	3,000	3,787,586
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.00%	11/01/2040	2,480	3,421,203
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	4,600	7,607,500
San Francisco Community College District, Series 2020 A1, GO Bonds	3.17%	06/15/2041	4,000	4,094,431
San Francisco Community College District, Series 2020, Ref. GO Bonds	2.80%	08/01/2044	1,700	1,663,941
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,850	3,871,331
San Jose (City of), CA Successor Agency to the Redevelopment Agency, Series 2017 A, Ref. RB	3.08%	08/01/2025	2,000	2,170,536
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	7,000	6,813,663
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGM)(a)	3.74%	09/01/2050	2,500	2,601,936
Santa Clara Valley Transportation Authority, Series 2010, RB	5.88%	04/01/2032	1,025	1,279,583
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	3,273,341
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,230	1,227,931
Southern California Public Power Authority, Series 2010, RB	5.92%	07/01/2035	2,000	2,665,143
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	2,157,234
University of California, Series 2010 F, RB	5.95%	05/15/2045	8,745	12,133,305
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,577	2,060,808
University of California, Series 2015 J, Ref. RB	4.13%	05/15/2045	10,000	11,447,474
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	1,500	1,664,452
University of California, Series 2019 BD, RB	3.35%	07/01/2029	15,000	16,768,176
University of California, Series 2020 BG, RB	0.88%	05/15/2025	10,000	10,101,773
University of California, Series 2020 BG, RB	1.32%	05/15/2027	6,000	6,038,167
University of California, Series 2020 BG, RB	1.61%	05/15/2030	7,500	7,289,357
University of California, Series 2021 BI, Ref. RB	0.87%	05/15/2026	1,000	994,175
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	999,440
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	1,000	990,221
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	1,000	995,269
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	995,051
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	991,598
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	1,000	986,203
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	984,632
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	1,000	984,478
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	1,000	986,059
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	1,000	988,438
				549,115,452
Colorado-0.95%
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,200	1,265,535
Colorado (State of) State University System Board of Governors, Series 2010 B, RB	5.96%	03/01/2033	1,000	1,264,627
Colorado Mesa University, Series 2009 B, RB	5.80%	05/15/2040	1,215	1,627,795
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	1,000	1,094,131
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	2,045,631
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,500	1,534,845
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	500	655,422
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	$5,025	$7,819,579
Regional Transportation District, Series 2010, COP	7.67%	06/01/2040	3,000	4,527,204
				21,834,769
Connecticut-1.17%
Connecticut (State of), Series 2021 A, GO Bonds	0.31%	06/01/2023	315	315,223
Connecticut (State of), Series 2021 A, GO Bonds	0.51%	06/01/2024	500	500,575
Connecticut (State of), Series 2021 A, GO Bonds	0.92%	06/01/2025	250	251,229
Connecticut (State of), Series 2021 A, GO Bonds	1.12%	06/01/2026	400	401,176
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	350	353,678
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	450	451,971
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	440	444,692
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	650	657,425
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	861,949
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,660	2,546,472
Metropolitan District (The) (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	6,000	5,994,715
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	4,835	5,331,915
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGM)(a)	3.25%	09/01/2042	4,000	4,102,720
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	2,000	2,462,335
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,645	2,328,792
				27,004,867
Delaware-0.30%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	5,770	6,908,527
District of Columbia-0.40%
District of Columbia, Series 2010 F, RB	4.91%	12/01/2023	4,500	5,009,086
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2009, RB	7.46%	10/01/2046	2,480	4,115,018
				9,124,104
Florida-4.06%
Deltona (City of), FL, Series 2021, Ref. RB, (INS - BAM)(a)	2.84%	10/01/2050	3,000	2,909,979
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	08/15/2040	5,750	5,772,422
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	0.75%	01/01/2024	22,600	22,728,583
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	17,000	17,186,009
JEA Electric System Revenue, Series 2009 F, RB	6.41%	10/01/2034	500	626,754
JEA Water & Sewer System Revenue, Series 2010 A, RB	6.21%	10/01/2033	1,250	1,627,525
Lee Memorial Health System, Series 2010 A, RB	7.28%	04/01/2027	2,500	3,167,569
Miami-Dade (County of), FL, Series 2010 B, RB	5.53%	07/01/2032	2,500	3,064,180
Miami-Dade (County of), FL, Series 2016 B, Ref. RB	2.22%	10/01/2022	465	476,154
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	5,000	5,470,694
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,600	3,940,005
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	2,700	2,990,168
Miami-Dade (County of), FL, Series 2020 B, RB	0.38%	04/01/2023	2,000	2,000,888
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	1.23%	10/01/2025	1,500	1,512,928
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	2,250	2,281,516
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	501,044
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	500	502,400
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	500	501,381
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.74%	10/01/2036	1,000	990,370
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	500	493,152
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	2,500	2,546,835
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.80%	10/01/2050	8,975	9,282,717
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGM)(a)	2.54%	10/01/2030	2,000	2,036,095
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	1,000	1,008,663
				93,618,031
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-1.56%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	$4,000	$3,982,566
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	8,500	8,428,881
Georgia (State of) Municipal Electric Authority, Series 2010, RB	7.06%	04/01/2057	9,661	13,845,313
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	6,495	9,698,166
				35,954,926
Hawaii-2.57%
Hawaii (State of), Series 2010, GO Bonds	5.53%	02/01/2030	1,000	1,296,992
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,250	1,322,541
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	2,200	2,233,213
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	6,910	6,863,836
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	5,000	5,200,559
Hawaii (State of), Series 2020 FZ, GO Bonds	1.60%	08/01/2031	3,000	2,897,413
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	4,811,264
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	8,000	7,748,461
Hawaii (State of), Series 2020 FZ, GO Bonds	1.98%	08/01/2034	6,000	5,818,336
Hawaii (State of), Series 2020 FZ, GO Bonds	2.07%	08/01/2035	15,000	14,540,965
Hawaii (State of), Series 2020 GB, GO Bonds	0.85%	10/01/2025	2,000	2,009,104
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	0.30%	07/01/2023	200	200,072
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	0.55%	07/01/2024	100	100,305
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	486,404
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	974,595
Kauai (County of), HI, Series 2010 A, GO Bonds	5.76%	08/01/2033	2,000	2,751,607
				59,255,667
Idaho-0.03%
Idaho (State of) Housing & Finance Association, Series 2010 A-2, RB	6.35%	07/15/2028	595	742,149
Illinois-5.52%
Chicago (City of), IL, Series 2009 C, GO Bonds	6.21%	01/01/2036	8,280	10,005,095
Chicago (City of), IL, Series 2009 D, GO Bonds	6.26%	01/01/2040	2,000	2,450,146
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	2,000	2,744,911
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	5,381,335
Chicago (City of), IL, Series 2011 C1, GO Bonds	7.78%	01/01/2035	1,665	2,242,091
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	2,170	2,775,373
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.40%	01/01/2040	5,750	8,529,804
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	10,000	12,594,219
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	9,580	12,394,600
Chicago (City of), IL Board of Education, Series 2009 E, GO Bonds	6.14%	12/01/2039	8,700	10,203,909
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.60%	12/01/2035	10,000	10,726,192
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.91%	12/01/2040	3,000	3,277,731
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	0.96%	01/01/2023	1,000	1,009,628
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	1.37%	01/01/2025	1,945	1,987,016
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	1.70%	01/01/2026	4,865	5,006,429
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.35%	01/01/2030	3,000	3,073,832
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	2,050,723
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	2,047,746
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,300	11,906,876
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	2,199,178
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	5,000	4,903,344
Itasca (Village of), IL, Series 2009 A, GO Bonds	6.10%	02/01/2034	200	200,561
Itasca (Village of), IL, Series 2009 A, GO Bonds	6.20%	02/01/2039	320	320,862
Northern Illinois Municipal Power Agency, Series 2010, RB	7.62%	01/01/2030	210	263,710
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,600,754
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	6,305,834
				127,201,899
Indiana-0.24%
Indianapolis (State of) Local Public Improvement Bond Bank (The), Series 2010 A-2, RB	5.85%	01/15/2030	1,000	1,211,285
Indianapolis (State of) Local Public Improvement Bond Bank (The), Series 2010 B-2, RB	5.97%	01/15/2030	3,500	4,212,926
				5,424,211
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-0.08%
Kansas (State of) Department of Transportation, Series 2010, RB	4.60%	09/01/2035	$1,560	$1,901,726
Kentucky-0.06%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	1,075,050
Louisville and Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	200	246,287
				1,321,337
Louisiana-1.81%
Louisiana (State of), Series 2020 A-2, Ref. RB	2.23%	05/01/2036	2,000	1,933,632
Louisiana (State of), Series 2020 A-2, Ref. RB	2.53%	05/01/2041	3,000	2,901,136
Louisiana (State of), Series 2020 C-1, Ref. GO Bonds	1.86%	06/01/2032	3,000	2,979,676
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2020, Ref. RB, (INS - AGM)(a)	2.59%	02/01/2043	9,225	8,708,814
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2020, Ref. RB, (INS - AGM)(a)	2.64%	02/01/2048	9,000	8,325,623
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	2.28%	06/01/2030	10,000	9,960,028
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	1,000	984,066
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.84%	06/01/2041	1,400	1,354,437
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.89%	12/01/2041	1,500	1,457,521
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.94%	06/01/2045	870	841,030
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.99%	12/01/2045	850	816,774
Tangipahoa (Parish of), LA Hospital Service District No. 1, Series 2009, RB, (INS - AGC)(a)	7.20%	02/01/2042	1,500	1,550,543
				41,813,280
Maine-0.04%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2043	1,000	1,023,417
Maryland-0.78%
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.70%	07/01/2024	1,125	1,130,140
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.85%	07/01/2025	1,000	1,002,654
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.70%	07/01/2024	1,000	1,004,569
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.85%	07/01/2025	1,500	1,503,981
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.14%	07/01/2026	760	762,023
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	1,000,409
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	605	606,703
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.81%	07/01/2040	1,000	1,008,122
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	1,345	1,341,907
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.36%	08/01/2023	500	499,726
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.53%	08/01/2024	500	499,587
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.81%	08/01/2025	500	498,675
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	704,995
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	1,000	985,496
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.30%	08/01/2028	1,000	972,851
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.64%	08/01/2029	1,000	978,149
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	500	485,828
Maryland (State of) Transportation Authority, Series 2010 B, RB	5.60%	07/01/2030	1,200	1,474,796
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	1,500	1,538,704
				17,999,315
Massachusetts-4.02%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.48%	05/01/2024	4,300	4,817,929
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,765	9,551,968
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	2,000	2,451,011
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds	0.39%	07/01/2022	4,000	4,011,622
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds	0.51%	07/01/2023	2,000	2,011,338
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.28%	11/01/2022	21,135	21,173,656
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.70%	11/01/2025	2,000	1,998,044
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	999,221
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	3,000	2,981,717
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,489,982
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.67%	11/01/2031	2,000	1,983,399
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	$2,000	$1,989,301
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,631,420
Massachusetts (State of) Bay Transportation Authority, Series 2010, RB	5.87%	07/01/2040	2,000	2,777,976
Massachusetts (State of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	1,125	1,297,805
Massachusetts (State of) College Building Authority, Series 2009 C, RB	5.83%	05/01/2030	5,000	6,301,333
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 D, RB, (INS - AGM)(a)	3.52%	10/01/2046	5,000	4,928,778
Massachusetts (State of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	1,200	1,166,076
Massachusetts (State of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	525	501,703
Massachusetts (State of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	450	624,835
Massachusetts (State of) School Building Authority, Series 2020 B, Ref. RB	0.35%	08/15/2021	1,835	1,836,098
Massachusetts (State of) School Building Authority, Series 2020 B, Ref. RB	0.40%	08/15/2022	13,285	13,331,696
University of Massachusetts Building Authority, Series 2010 2, RB	4.55%	11/01/2025	1,500	1,737,977
				92,594,885
Michigan-0.85%
Great Lakes Water Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	2.62%	07/01/2036	8,800	8,869,056
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	3,000	2,959,125
Michigan (State of) Building Authority, Series 2020, Ref. RB	2.71%	10/15/2040	4,000	3,962,951
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	308,428
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.88%	11/15/2043	3,500	3,444,488
				19,544,048
Minnesota-0.14%
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB	3.23%	01/01/2046	3,000	3,121,467
Mississippi-1.30%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	4,000	3,809,507
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	3,000	3,681,087
Mississippi (State of), Series 2010, GO Bonds	5.25%	11/01/2034	1,000	1,288,755
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	5,000	4,924,162
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	7,500	7,347,473
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	7,000	6,862,418
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	2,000	1,952,576
				29,865,978
Missouri-1.92%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	0.89%	03/01/2022	3,000	3,004,326
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.08%	03/01/2023	3,390	3,405,611
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.30%	03/01/2024	2,815	2,838,407
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.40%	03/01/2025	3,000	3,018,357
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	5,000	5,816,320
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	4.96%	05/01/2023	2,250	2,447,725
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	5.06%	05/01/2024	6,000	6,784,725
Missouri (State of) Highway & Transportation Commission, Series 2010 B, RB	5.02%	05/01/2025	1,000	1,162,872
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	10,000	14,497,237
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB	7.60%	01/01/2032	1,000	1,330,544
				44,306,124
Nebraska-0.27%
University of Nebraska Facilities Corp., Series 2019 A, Ref. RB	3.04%	10/01/2049	6,000	6,261,308
Nevada-0.37%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	1,500	1,886,769
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	1,620	2,405,765
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	4,313,284
				8,605,818
New Hampshire-0.40%
New Hampshire (State of) Business Finance Authority, Series 2020, Ref. RB	3.18%	01/01/2036	1,995	1,903,459
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire-(continued)
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	$4,200	$4,251,000
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	2,990	2,809,164
New Hampshire (State of) Turnpike System, Series 2009, RB	6.01%	11/01/2039	250	341,701
				9,305,324
New Jersey-2.83%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	500	571,538
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2010 G, RB	6.19%	07/01/2040	3,000	3,006,586
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGM)(a)	4.43%	07/01/2051	2,000	2,145,096
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGM)(a)	3.96%	07/01/2048	1,400	1,442,811
New Jersey (State of) Educational Facilities Authority (The College of New Jersey), Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	07/01/2050	10,000	10,126,908
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	7,455	10,718,588
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB	5.75%	12/15/2028	1,990	2,370,383
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	0.90%	01/01/2025	500	502,144
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.05%	01/01/2026	250	249,607
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.28%	01/01/2027	500	496,531
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	230	227,618
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.71%	01/01/2029	250	246,684
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.81%	01/01/2030	500	488,710
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	500	483,760
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	2.78%	01/01/2040	1,000	962,786
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	6,955	6,925,861
Passaic (County of), NJ Improvement Authority, Series 2010, RB	6.54%	08/01/2031	1,000	1,003,116
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	660,540
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	500	773,041
Rutgers The State University of New Jersey, Series 2010, RB	5.55%	05/01/2029	905	1,070,741
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	3,500	3,697,760
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.56%	05/01/2040	6,000	5,790,898
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.68%	05/01/2046	5,000	4,761,204
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	5,000	6,558,235
				65,281,146
New York-14.29%
Long Island (City of), NY Power Authority, Series 2020 C, Ref. RB	0.66%	03/01/2022	1,600	1,600,559
Long Island (City of), NY Power Authority, Series 2020 C, Ref. RB	0.76%	03/01/2023	5,250	5,276,394
Metropolitan Transportation Authority, Series 2009, RB	5.87%	11/15/2039	335	438,419
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	2,015	3,211,293
Metropolitan Transportation Authority, Series 2010 A2, RB	6.09%	11/15/2040	2,500	3,522,370
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	6,525	9,295,566
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	1,800	2,527,728
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	7,250	10,269,763
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	5,280,666
Monroe County Industrial Development Corp. (University of Rochester), Series 2020, RB	2.85%	07/01/2050	3,000	2,805,998
New York & New Jersey (States of) Port Authority, Series 2011, RB	4.93%	10/01/2051	11,485	15,321,162
New York & New Jersey (States of) Port Authority, Series 2012, RB	4.46%	10/01/2062	8,200	10,385,371
New York & New Jersey (States of) Port Authority, Series 2020 AAA, RB	1.09%	07/01/2023	22,500	22,798,483
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.18%	07/15/2060	7,500	7,414,297
New York (City of), NY, Series 2010 D-1, GO Bonds	5.99%	12/01/2036	1,500	1,993,016
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,495	11,638,355
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	1,000	1,174,921
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	5,000	7,053,713
New York (City of), NY, Series 2011 F-1, GO Bonds	6.27%	12/01/2037	7,920	11,277,996
New York (City of), NY, Series 2019 A-2, GO Bonds	2.13%	08/01/2024	15,000	15,717,004
New York (City of), NY, Series 2019 A-2, GO Bonds	2.63%	08/01/2028	10,000	10,640,557
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	6,930	6,696,135
New York (City of), NY, Series 2021 D, Ref. GO Bonds	1.92%	08/01/2031	2,000	1,951,955
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.02%	08/01/2032	2,000	1,946,580
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.12%	08/01/2033	$6,875	$6,696,210
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.17%	08/01/2034	4,000	3,870,735
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.22%	08/01/2035	3,000	2,887,547
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.42%	08/01/2036	3,140	3,061,632
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	2,000	2,659,368
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.68%	03/01/2033	2,000	1,990,314
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.73%	03/01/2034	3,000	2,970,805
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.78%	03/01/2035	3,000	2,952,428
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	6,544,876
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.51%	08/01/2037	1,575	2,071,576
New York (City of), NY Transitional Finance Authority, Series 2011 S-1B, RB	6.83%	07/15/2040	3,785	5,374,375
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.11%	11/01/2024	5,000	5,248,364
New York (State of) Dormitory Authority, Series 2009 F, RB	5.29%	03/15/2025	200	233,074
New York (State of) Dormitory Authority, Series 2010 C, RB	4.90%	02/15/2023	1,400	1,510,033
New York (State of) Dormitory Authority, Series 2010 D, RB	5.00%	03/15/2024	2,100	2,353,575
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,760	3,329,004
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,345	1,641,748
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	1,800	2,357,076
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	2,000	2,021,084
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	3.19%	02/15/2043	5,000	5,282,849
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB	0.58%	03/15/2024	500	500,962
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB	1.06%	03/15/2025	500	506,104
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB	1.26%	03/15/2026	2,000	2,015,393
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB	2.03%	02/15/2023	1,245	1,277,102
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB	3.03%	02/15/2033	6,970	7,452,718
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	5,000	5,719,475
New York (State of) Dormitory Authority (New York University), Series 2020 B, Ref. RB	2.77%	07/01/2043	5,000	4,836,321
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019, RB	4.01%	07/01/2049	3,000	3,441,859
New York (State of) Housing Finance Agency, Series 2019 A, Ref. VRD RB(b)	0.13%	11/01/2045	9,800	9,800,000
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	5,000	5,248,759
New York State Environmental Facilities Corp., Series 2010, RB	5.71%	06/15/2030	1,000	1,274,172
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	2,000	2,593,432
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	5,000	4,890,556
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	5,000	4,881,855
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.02%	07/01/2024	2,000	2,013,329
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.12%	01/01/2025	2,750	2,775,782
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.22%	07/01/2025	2,500	2,526,138
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.27%	01/01/2026	2,000	2,010,196
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.32%	07/01/2026	1,000	1,004,123
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.42%	07/01/2027	2,000	2,006,473
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	3,000	2,976,467
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.57%	07/01/2029	2,000	1,983,264
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.67%	07/01/2030	1,000	988,462
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 B, Ref. RB	1.61%	12/01/2022	1,100	1,117,080
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	2,715	3,711,032
Triborough Bridge & Tunnel Authority, Series 2010, RB	5.45%	11/15/2032	2,280	2,925,015
Westchester County Local Development Corp. (Sarah Lawrence College), Series 2020 A, Ref. RB	6.25%	06/01/2050	4,000	4,975,130
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Westchester Local Development Corp. (Westchester Medical Center Obligated Group), Series 2020, Ref. RB, (INS - AGM)(a)	3.85%	11/01/2050	$7,750	$8,033,819
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	701,445
				329,481,437
North Carolina-0.02%
University of North Carolina at Chapel Hill, Series 2009, RB	5.76%	12/01/2039	500	501,386
Ohio-2.70%
American Municipal Power, Inc., Series 2009 B, RB	6.45%	02/15/2044	2,000	2,917,423
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	9,930	18,011,841
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,395	5,509,427
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	2,075	2,920,205
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	8,005	11,523,408
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	1,030,267
Cuyahoga (County of), OH, Series 2010, RB	8.22%	02/15/2040	1,000	1,269,496
Franklin (County of), OH (Nationwide Childrens Hospital), Series 2019 B, RB	3.38%	11/01/2050	8,000	8,349,666
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB	6.39%	12/01/2030	1,000	1,283,959
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB	6.54%	12/01/2036	1,070	1,497,401
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	2,000	2,074,812
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	3.70%	01/01/2043	1,000	1,101,447
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	5,000	4,865,494
				62,354,846
Oklahoma-0.31%
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.49%	01/01/2022	2,000	2,002,658
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.63%	01/01/2023	1,500	1,506,600
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.80%	01/01/2024	2,000	2,015,172
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.90%	01/01/2025	1,500	1,509,455
				7,033,885
Oregon-1.38%
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	10,000	11,222,939
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	4,000	4,260,026
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	2,000	2,446,232
Oregon (State of) Department of Transportation, Series 2010, RB	5.83%	11/15/2034	1,000	1,389,142
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,935,289
Oregon (State of) Facilities Authority (Willamette University), Series 2021 B, RB	4.10%	10/01/2041	1,000	1,025,376
Oregon State University, Series 2019, RB	4.05%	04/01/2052	6,000	6,390,995
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	1,000	1,060,840
				31,730,839
Pennsylvania-3.73%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	18,000	17,955,677
Commonwealth Financing Authority, Series 2010 C2, RB	5.59%	06/01/2030	2,000	2,374,744
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	5,000	5,508,835
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(a)	3.66%	06/01/2038	20,000	22,277,640
Erie (City of), PA Water Authority, Series 2020, RB, (INS - AGM)(a)	3.46%	06/01/2060	3,140	3,083,075
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	2,700	2,729,582
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	4,000	4,085,980
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	4,500	4,577,710
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	4,955	5,483,745
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	1,000	1,248,656
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,443	1,998,112
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	5,000	5,150,971
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.44%	12/01/2043	3,000	3,078,123
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	0.94%	04/15/2024	750	751,332
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	1.43%	04/15/2025	500	506,221
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	1.63%	04/15/2026	500	506,243
School District of Philadelphia (The), Series 2010, GO Bonds	6.62%	06/01/2030	1,000	1,268,448
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	$2,750	$2,811,160
West Mifflin (Borough of), PA Sanitary Sewer Municipal Authority (Green Bonds), Series 2020 A, Ref. RB, (INS - BAM)(a)	0.80%	08/01/2021	500	500,262
				85,896,516
South Carolina-1.75%
Charleston Educational Excellence Finance Corp., Series 2020, Ref. RB	1.42%	12/01/2027	10,000	9,982,526
South Carolina (State of) Jobs-Economic Development Authority, Series 2020, RB, (INS - AGM)(a)	2.73%	07/01/2030	10,000	10,301,599
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	9,050	13,868,220
South Carolina (State of) Public Service Authority, Series 2016 D, RB, (INS - AGM)(a)	2.39%	12/01/2023	1,355	1,415,145
South Carolina Student Loan Corp., Series 2020, RB	3.59%	12/01/2039	5,000	4,878,549
				40,446,039
Tennessee-0.08%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Seris 2016 B, RB	4.05%	07/01/2026	1,000	1,112,888
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	250	242,002
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	100	96,567
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	125	120,497
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.69%	07/01/2033	200	192,578
Nashville & Davidson (Counties of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	192,495
				1,957,027
Texas-8.31%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGM)(a)	2.86%	11/15/2042	2,585	2,511,716
Board of Regents of the University of Texas System, Series 2020 B, RB	2.44%	08/15/2049	7,500	7,021,633
Board of Regents of The University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	10,000	12,037,761
Channelview Independent School District, Series 2010 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.93%	08/15/2035	2,000	2,005,290
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2024	1,000	1,113,736
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2025	250	284,534
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2026	1,000	1,155,187
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	250	291,894
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2028	1,000	1,177,994
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	500	594,384
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	1.94%	08/15/2030	1,000	1,019,940
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.01%	08/15/2031	1,000	1,019,390
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.09%	08/15/2032	250	254,301
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.19%	08/15/2034	250	252,522
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,780	3,826,244
Dallas Independent School District, Series 2010 C, GO Bonds, (CEP - Texas Permanent School Fund)	6.45%	02/15/2035	5,170	5,182,433
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB	1.89%	11/01/2021	11,820	11,896,778
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB	1.88%	11/01/2022	5,690	5,810,518
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB	1.94%	11/01/2023	5,800	5,996,822
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020 C, Ref. RB	1.33%	11/01/2025	3,250	3,299,221
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020 C, Ref. RB	1.65%	11/01/2026	2,400	2,449,868
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020 C, Ref. RB	2.92%	11/01/2050	17,000	16,770,697
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	10,000	9,896,566
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	3.71%	11/15/2056	4,000	4,103,542
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGM)(a)	3.86%	11/15/2040	2,255	2,322,288
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2009, RB	6.72%	01/01/2049	$1,700	$2,730,517
North Texas Tollway Authority, Series 2020, Ref. RB	3.08%	01/01/2042	500	504,581
North Texas Tollway Authority, Series 2021, Ref. RB	3.01%	01/01/2043	1,000	1,001,861
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.36%	02/01/2022	5,000	5,008,971
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.48%	02/01/2023	13,000	13,062,464
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.84%	02/01/2025	10,000	10,096,802
San Antonio Education Facilities Corp. (Trinity University), Series 2020, Ref. RB	3.24%	06/01/2050	10,000	9,748,159
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.29%	09/01/2040	500	507,295
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.42%	09/01/2050	1,000	1,007,360
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	9,680	13,723,424
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	2,000	1,996,232
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	2,000	2,291,475
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	11,715	14,444,685
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,500	2,850,555
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	1,023,819
Texas A&M University System Board of Regents, Series 2019 B, Ref. RB	2.62%	05/15/2029	3,000	3,225,314
Uptown Development Authority, Series 2021 B, RB, (INS - AGM)(a)	3.46%	09/01/2040	1,160	1,186,654
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	5,000	4,917,832
				191,623,259
Utah-0.28%
Salt Lake (County of), UT Municipal Building Authority, Series 2009, RB	5.82%	12/01/2029	500	618,352
Utah (State of), Series 2009 D, GO Bonds	4.55%	07/01/2024	575	612,311
Utah (State of), Series 2010 B, GO Bonds	3.54%	07/01/2025	2,355	2,534,120
Utah (State of) Transit Authority, Series 2009 B, RB	5.94%	06/15/2039	1,815	2,576,135
				6,340,918
Virgin Islands-0.31%
Virgin Islands (Government of) Water & Power Authority, Series 2010, RB, (INS - AGM)(a)	6.85%	07/01/2035	5,795	7,230,027
Washington-2.43%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	750	1,003,341
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,855	2,514,386
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	6,500	8,799,991
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	2,000	2,311,354
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB	5.73%	01/01/2030	2,500	3,188,874
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB	5.83%	01/01/2040	2,750	3,837,696
King (County of), WA, Series 2020 B, Ref. RB	1.30%	01/01/2028	15,990	15,940,119
King (County of), WA, Series 2020 B, Ref. RB	1.46%	01/01/2029	5,915	5,884,753
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	531,804
Snohomish (County of), WA Public Hospital District No. 3, Series 2010, GO Bonds	6.33%	12/01/2035	1,000	1,001,516
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,257,317
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(a)	5.79%	01/01/2032	2,570	3,399,858
University of Washington, Series 2021 B, Ref. RB	2.62%	04/01/2042	2,000	1,923,466
Washington (State of), Series 2010, GO Bonds	5.09%	08/01/2033	2,000	2,503,398
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,435	1,803,173
				55,901,046
Wisconsin-1.92%
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	3,000	3,343,499
Wisconsin (State of), Series 2019 1, Ref. GO Bonds	2.38%	05/01/2030	7,500	7,931,129
Wisconsin (State of), Series 2020 2, Ref. GO Bonds	1.88%	05/01/2025	2,500	2,623,519
Wisconsin (State of), Series 2020 2, Ref. GO Bonds	2.35%	05/01/2031	1,000	1,050,584
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	2,000	2,076,232
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.21%	05/01/2023	1,000	999,604
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.36%	05/01/2024	1,000	1,000,218
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.65%	05/01/2025	1,500	1,503,133
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.80%	05/01/2026	1,000	996,163
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGM)(a)	4.17%	12/15/2050	$2,000	$2,132,070
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGM)(a)	3.09%	06/01/2050	22,000	20,620,052
				44,276,203
Total Municipal Obligations (Cost $2,076,325,677)				2,194,249,822
U.S. Dollar Denominated Bonds & Notes-2.14%
California-0.64%
Claremont Mckenna College, Series 2019	3.38%	01/01/2050	7,500	7,886,741
Pepperdine University	3.30%	12/01/2059	5,000	4,929,463
University of Southern California, Series A	3.23%	10/01/2120	2,000	1,863,806
				14,680,010
Connecticut-0.18%
Wesleyan University	3.37%	07/01/2050	4,000	4,086,849
District of Columbia-0.13%
Association of American Medical Colleges	3.32%	10/01/2041	3,000	2,940,420
Maine-0.08%
President & Trustees of Colby College (The)	3.20%	07/01/2054	2,000	1,922,286
Massachusetts-0.18%
Whitehead Institute for Biomedical Research	3.28%	12/01/2050	4,000	4,108,488
Minnesota-0.11%
Mayo Clinic, Series 2016	4.13%	11/15/2052	2,000	2,460,989
New Hampshire-0.09%
Trustees of Dartmouth College	3.47%	06/01/2046	2,000	2,191,691
New York-0.58%
Ford Foundation (The)	2.82%	06/01/2070	5,000	4,811,133
Montefiore Medical Center	2.90%	04/20/2032	1,090	1,194,277
Montefiore Obligated Group, (INS - AGM)(a)	3.79%	09/01/2050	7,000	7,290,031
				13,295,441
Texas-0.15%
Baylor Scott & White Holdings	3.97%	11/15/2046	3,000	3,532,019
Total U.S. Dollar Denominated Bonds & Notes (Cost $47,589,900)				49,218,193
			Shares
Money Market Funds-2.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $47,874,747)			47,874,747	47,874,747
TOTAL INVESTMENTS IN SECURITIES(e)-99.39% (Cost $2,171,790,324)				2,291,342,762
OTHER ASSETS LESS LIABILITIES-0.61%				13,951,723
NET ASSETS-100.00%				$2,305,294,485

See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$508,474,956	$(460,600,209)	$-	$-	$47,874,747	$11,869
Invesco Premier U.S. Government Money Portfolio, Institutional Class	90,139,484	43,580,996	(133,720,480)	-	-	-	537
Total	$90,139,484	$552,055,952	$(594,320,689)	$-	$-	$47,874,747	$12,406

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	10.38%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Treasury Collateral ETF (CLTL)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.71%
U.S. Treasury Bills-50.26%(a)
0.07%, 07/01/2021	$10,600,000	$10,600,000
0.07%, 07/08/2021	11,505,100	11,505,100
0.08%–0.10%, 07/15/2021	18,158,000	18,158,111
0.00%, 07/22/2021	12,000,000	12,000,085
0.01%–0.05%, 07/29/2021	20,200,000	20,200,033
0.04%, 08/05/2021	14,000,000	13,999,798
0.04%–0.10%, 08/12/2021	29,658,000	29,657,229
0.05%, 08/19/2021	25,500,000	25,499,552
0.05%, 08/26/2021	25,400,000	25,399,514
0.00%, 09/02/2021	22,000,000	21,999,579
0.08%–0.11%, 09/09/2021	18,158,000	18,157,344
0.00%, 09/16/2021	22,000,000	21,999,673
0.00%, 09/23/2021	21,000,000	20,999,335
0.00%–0.02%, 09/30/2021	21,155,000	21,153,720
0.00%–0.01%, 10/07/2021	21,905,000	21,903,832
0.00%, 10/14/2021	13,000,000	12,999,391
0.00%, 10/21/2021	9,200,000	9,199,546
0.06%–0.11%, 12/30/2021	16,539,000	16,535,786
0.07%, 01/27/2022	7,000,000	6,999,067
0.08%, 02/24/2022	10,000,000	9,998,437
		348,965,132
U.S. Treasury Notes-49.45%
2.63%, 07/15/2021	18,260,000	18,317,856
1.13% - 2.25%, 07/31/2021	25,079,000	25,136,773
2.13% - 2.75%, 08/15/2021	27,067,000	27,199,277
1.13% - 2.00%, 08/31/2021	46,522,000	46,701,621
	Principal Amount	Value
U.S. Treasury Notes-(continued)
2.75%, 09/15/2021	$14,207,000	$14,318,375
1.13% - 2.13%, 09/30/2021	36,198,000	36,381,079
2.88%, 10/15/2021	7,472,000	7,550,655
1.25% - 2.00%, 10/31/2021	37,170,000	37,426,931
2.00% - 2.88%, 11/15/2021	19,478,000	19,691,922
1.50% - 1.88%, 11/30/2021	27,058,000	27,284,142
1.63% - 2.13%, 12/31/2021	20,078,000	20,291,133
1.38% - 1.88%, 01/31/2022	11,418,000	11,523,325
2.50%, 02/15/2022	5,000,000	5,086,898
1.13% - 1.88%, 02/28/2022	40,497,000	40,974,345
1.75%, 04/30/2022	5,400,000	5,482,726
		343,367,058
Total U.S. Treasury Securities (Cost $692,217,082)		692,332,190
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $50,789)	50,789	50,789
TOTAL INVESTMENTS IN SECURITIES-99.72% (Cost $692,267,871)		692,382,979
OTHER ASSETS LESS LIABILITIES-0.28%		1,946,160
NET ASSETS-100.00%		$694,329,139
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,466,226	$(6,415,437)	$-	$-	$50,789	$16
Invesco Premier U.S. Government Money Portfolio, Institutional Class	221,238	164,048	(385,286)	-	-	-	-
Total	$221,238	$6,630,274	$(6,800,723)	$-	$-	$50,789	$16

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Preferred ETF (VRP)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-67.03%
Automobiles-0.96%
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)	$7,365,000	$8,027,850
Series B, 6.50%(b)(c)(d)	3,665,000	4,070,441
Series C, 5.70%(b)(c)	3,698,000	4,155,627
		16,253,918
Banks-31.36%
Bank of America Corp.
Series AA, 6.10%(b)(c)	14,080,000	15,856,650
Series DD, 6.30%(b)(c)	7,370,000	8,556,017
Series FF, 5.88%(b)(c)	17,419,000	19,574,601
Series JJ, 5.13%(b)(c)	7,325,000	7,805,703
Series MM, 4.30%(b)(c)	8,075,000	8,307,156
Series U, 5.20%(b)(c)(d)	7,291,000	7,590,113
Series X, 6.25%(b)(c)	14,815,000	16,472,428
Citigroup, Inc.
3.88%(b)(c)	17,280,000	17,452,800
5.90%(b)(c)(d)	5,550,000	5,855,250
Series A, 5.95%(b)(c)	10,991,000	11,570,720
Series D, 5.35%(b)(c)(d)	9,165,000	9,511,437
Series M, 6.30%(b)(c)	13,110,000	14,127,467
Series P, 5.95%(b)(c)	14,862,000	16,355,631
Series V, 4.70%(b)(c)	11,050,000	11,374,594
Citizens Financial Group, Inc., Series F, 5.65%(b)(c)(d)	3,030,000	3,386,025
Comerica, Inc., 5.63%(b)(c)	2,950,000	3,280,179
Fifth Third Bancorp
Series H, 5.10%(b)(c)	4,375,000	4,473,438
Series L, 4.50%(b)(c)	2,690,000	2,935,463
Huntington Bancshares, Inc.
Series E, 5.70%(b)(c)	3,729,000	3,819,894
Series F, 5.63%(b)(c)	3,805,000	4,431,874
Series G, 4.45%(b)(c)	3,835,000	4,108,340
JPMorgan Chase & Co.
Series CC, 4.63%(b)(c)(d)	9,275,000	9,332,969
Series FF, 5.00%(b)(c)	16,571,000	17,433,603
Series HH, 4.60%(b)(c)	22,100,000	22,569,625
Series II, 4.00%(b)(c)	11,150,000	11,170,906
Series KK, 3.65%(b)(c)	14,950,000	15,038,803
Series Q, 5.15%(b)(c)(d)	11,170,000	11,491,138
Series R, 6.00%(b)(c)	11,015,000	11,663,130
Series S, 6.75%(b)(c)	14,780,000	16,256,152
Series U, 1.13% (3 mo. USD LIBOR + 0.95%), 02/02/2037(e)	2,440,000	2,151,186
Series U, 6.13%(b)(c)(d)	7,353,000	7,943,078
Series V, 3.52% (3 mo. USD LIBOR + 3.32%)(c)(e)	18,744,000	18,699,014
Series W, 1.16% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	4,394,000	3,712,930
Series X, 6.10%(b)(c)(d)	11,978,000	13,003,616
Series Z, 3.98% (3 mo. USD LIBOR + 3.80%)(c)(e)	14,740,000	14,761,594
KeyCorp, Series D, 5.00%(b)(c)	3,865,000	4,324,819
M&T Bank Corp.
Series E, 6.45%(b)(c)	2,517,000	2,762,408
Series F, 5.13%(b)(c)(d)	3,720,000	4,092,000
Series G, 5.00%(b)(c)	3,025,000	3,221,625
PNC Financial Services Group, Inc. (The)
Series O, 6.75%(b)(c)	7,405,000	7,479,050
Series R, 4.85%(b)(c)	3,645,000	3,820,416
Series S, 5.00%(b)(c)	3,800,000	4,251,250
	Principal Amount	Value
Banks-(continued)
Regions Financial Corp., Series D, 5.75%(b)(c)(d)	$2,631,000	$2,926,988
SVB Financial Group
4.10%(b)(c)(d)	5,550,000	5,546,531
Series C, 4.00%(b)(c)	7,400,000	7,533,200
Truist Financial Corp.
Series L, 5.05%(b)(c)	5,525,000	5,679,700
Series M, 5.13%(b)(c)	3,680,000	3,928,400
Series N, 4.80%(b)(c)	12,600,000	13,419,000
Series P, 4.95%(b)(c)	7,300,000	7,960,650
Series Q, 5.10%(b)(c)	7,325,000	8,204,000
U.S. Bancorp, Series J, 5.30%(b)(c)	7,390,000	8,350,700
USB Capital IX, 3.50% (3 mo. USD LIBOR + 1.02%)(c)(e)	4,930,000	4,791,221
Wells Fargo & Co.
Series BB, 3.90%(b)(c)	26,025,000	26,693,192
Series S, 5.90%(b)(c)	14,614,000	15,704,570
Series U, 5.88%(b)(c)	14,546,000	16,218,790
		528,982,034
Capital Markets-7.69%
Bank of New York Mellon Corp. (The)
Series D, 4.50%(b)(c)	3,645,000	3,754,350
Series E, 3.61% (3 mo. USD LIBOR + 3.42%)(c)(e)	7,369,000	7,399,397
Series F, 4.63%(b)(c)	7,386,000	7,988,476
Series H, 3.70%(b)(c)	4,245,000	4,420,106
Charles Schwab Corp. (The)
7.00%(b)(c)(d)	2,955,000	3,058,425
Series E, 4.63%(b)(c)	4,410,000	4,479,678
Series F, 5.00%(b)(c)	3,690,000	3,883,725
Series G, 5.38%(b)(c)	18,625,000	20,673,750
Series I, 4.00%(b)(c)	16,600,000	17,305,500
Goldman Sachs Capital II, 4.00% (3 mo. USD LIBOR + 0.77%)(c)(d)(e)	5,732,000	5,600,164
Goldman Sachs Group, Inc. (The)
Series O, 5.30%(b)(c)(d)	4,705,000	5,199,025
Series Q, 5.50%(b)(c)	3,650,000	3,960,250
Series R, 4.95%(b)(c)	4,500,000	4,792,500
Series T, 3.80%(b)(c)	5,000,000	5,020,000
Mellon Capital IV, Series 1, 4.00% (3 mo. USD LIBOR + 0.57%)(c)(d)(e)	3,755,000	3,752,860
Morgan Stanley
Series H, 3.79% (3 mo. USD LIBOR + 3.61%)(c)(d)(e)	9,674,000	9,688,753
Series M, 5.88%(b)(c)(d)	2,936,000	3,350,710
Series N, 5.30%(b)(c)(d)	2,250,000	2,345,625
Northern Trust Corp., Series D, 4.60%(b)(c)	3,695,000	4,018,312
State Street Corp.
1.18% (3 mo. USD LIBOR + 1.00%), 06/15/2047(e)	3,671,000	3,157,091
Series F, 3.78% (3 mo. USD LIBOR + 3.60%)(c)(d)(e)	1,873,000	1,879,743
Series H, 5.63%(b)(c)(d)	3,640,000	3,881,077
		129,609,517
Consumer Finance-2.45%
Ally Financial, Inc.
Series B, 4.70%(b)(c)	9,990,000	10,289,700
Series C, 4.70%(b)(c)	2,970,000	3,003,413
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
American Express Co.
Series B, 3.58% (3 mo. USD LIBOR + 3.43%)(c)(d)(e)	$5,580,000	$5,584,464
Series C, 3.47% (3 mo. USD LIBOR + 3.29%)(c)(d)(e)	6,233,000	6,225,209
Capital One Financial Corp., Series E, 3.94% (3 mo. USD LIBOR + 3.80%)(c)(d)(e)	7,388,000	7,392,617
Discover Financial Services
Class C, 5.50%(b)(c)	4,280,000	4,595,650
Series D, 6.13%(b)(c)	3,745,000	4,226,045
		41,317,098
Diversified Financial Services-0.35%
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/2043(b)	3,014,000	3,142,195
5.25%, 04/20/2046(b)	2,578,000	2,818,867
		5,961,062
Electric Utilities-2.96%
Duke Energy Corp., 4.88%(b)(c)	7,400,000	7,873,600
Edison International, Series A, 5.38%(b)(c)	9,450,000	9,568,125
NextEra Energy Capital Holdings, Inc.
2.27% (3 mo. USD LIBOR + 2.07%), 10/01/2066(e)	2,397,000	2,209,423
4.80%, 12/01/2077(b)(d)	4,045,000	4,516,650
5.65%, 05/01/2079(b)	3,750,000	4,332,064
Southern Co. (The)
Series 21-A, 3.75%, 09/15/2051(b)	7,400,000	7,526,244
Series B, 4.00%, 01/15/2051(b)	9,260,000	9,820,415
Series B, 5.50%, 03/15/2057(b)	4,021,000	4,113,692
		49,960,213
Industrial Conglomerates-2.44%
General Electric Co., Series D, 3.51% (3 mo. USD LIBOR + 3.33%)(c)(e)	42,714,000	41,135,718
Insurance-6.17%
Aegon N.V. (Netherlands), 5.50%, 04/11/2048(b)	5,925,000	6,717,788
Allstate Corp. (The), Series B, 5.75%, 08/15/2053(b)	5,919,000	6,384,825
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(b)	5,454,000	6,191,653
AXIS Specialty Finance LLC, 4.90%, 01/15/2040(b)	3,109,000	3,287,767
Enstar Finance LLC, 5.75%, 09/01/2040(b)	2,590,000	2,758,350
Everest Reinsurance Holdings, Inc., 2.54% (3 mo. USD LIBOR + 2.39%), 05/15/2037(e)	1,699,000	1,592,748
Lincoln National Corp.
2.51% (3 mo. USD LIBOR + 2.36%), 05/17/2066(e)	5,330,000	4,634,435
2.23% (3 mo. USD LIBOR + 2.04%), 04/20/2067(e)	3,660,000	3,040,088
MetLife, Inc., Series D, 5.88%(b)(c)(d)	3,690,000	4,206,600
PartnerRe Finance B LLC, 4.50%, 10/01/2050(b)	3,695,000	3,796,808
Principal Financial Group, Inc., 3.20% (3 mo. USD LIBOR + 3.04%), 05/15/2055(e)	2,968,000	2,945,740
Progressive Corp. (The), Series B, 5.38%(b)(c)	3,640,000	3,835,650
	Principal Amount	Value
Insurance-(continued)
Prudential Financial, Inc.
5.88%, 09/15/2042(b)	$7,322,000	$7,721,025
5.63%, 06/15/2043(b)	10,953,000	11,842,479
5.20%, 03/15/2044(b)	3,710,000	3,989,372
5.38%, 05/15/2045(b)	7,397,000	8,199,341
4.50%, 09/15/2047(b)	5,475,000	5,879,816
5.70%, 09/15/2048(b)(d)	7,387,000	8,549,729
3.70%, 10/01/2050(b)	5,900,000	6,128,625
Reinsurance Group of America, Inc., 2.85% (3 mo. USD LIBOR + 2.67%), 12/15/2065(e)	2,388,000	2,292,480
		103,995,319
Machinery-0.35%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(b)	5,575,000	5,947,410
Media-0.56%
ViacomCBS, Inc.
5.88%, 02/28/2057(b)	3,805,000	3,884,582
6.25%, 02/28/2057(b)	4,826,000	5,522,826
		9,407,408
Multi-Utilities-1.75%
CMS Energy Corp.
4.75%, 06/01/2050(b)	3,675,000	4,060,875
3.75%, 12/01/2050(b)	2,900,000	2,925,839
Dominion Energy, Inc.
Series A, 5.75%, 10/01/2054(b)	5,071,000	5,560,262
Series B, 4.65%(b)(c)	5,815,000	6,142,094
Sempra Energy, 4.88%(b)(c)	6,700,000	7,286,250
WEC Energy Group, Inc., 2.27% (3 mo. USD LIBOR + 2.11%), 05/15/2067(e)	3,706,000	3,447,837
		29,423,157
Oil, Gas & Consumable Fuels-8.45%
BP Capital Markets PLC (United Kingdom)
4.38%(b)(c)	18,594,000	19,779,368
4.88%(b)(c)	18,350,000	19,831,212
Enbridge, Inc. (Canada)
5.50%, 07/15/2077(b)	7,240,000	7,571,470
6.25%, 03/01/2078(b)	6,368,000	6,926,843
Series 20-A, Conv., 5.75%, 07/15/2080(b)	7,362,000	8,098,200
Energy Transfer L.P.
Series A, 6.25%(b)(c)	7,078,000	6,229,631
Series G, 7.13%(b)(c)	8,225,000	8,561,896
Enterprise Products Operating LLC
5.38%, 02/15/2078(b)	5,151,000	5,221,881
Series D, 4.88%, 08/16/2077(b)	5,135,000	5,007,034
Series E, 5.25%, 08/16/2077(b)	7,389,000	7,601,455
Plains All American Pipeline L.P., Series B, 6.13%(b)(c)	5,828,000	5,055,790
TransCanada PipeLines Ltd. (Canada), 2.37% (3 mo. USD LIBOR + 2.21%), 05/15/2067(e)	7,408,000	6,282,096
Transcanada Trust (Canada)
5.63%, 05/20/2075(b)	5,366,000	5,781,865
5.30%, 03/15/2077(b)	11,205,000	11,842,284
5.50%, 09/15/2079(b)	8,125,000	8,856,250
Series 16-A, 5.88%, 08/15/2076(b)(d)	8,887,000	9,875,679
		142,522,954

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2021
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-0.47%
AerCap Holdings N.V. (Ireland), 5.88%, 10/10/2079(b)	$5,543,000	$5,745,125
Air Lease Corp., Series B, 4.65%(b)(c)(d)	2,190,000	2,250,225
		7,995,350
Wireless Telecommunication Services-1.07%
Vodafone Group PLC (United Kingdom), 7.00%, 04/04/2079(b)	14,920,000	17,974,596
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,094,269,347)		1,130,485,754
	Shares
Preferred Stocks-32.14%
Banks-11.57%
Bank of America Corp.
Series 2, Pfd., (3 mo. USD LIBOR + 0.65%), 3.00%(d)(e)	88,579	1,957,596
Series 4, Pfd., (3 mo. USD LIBOR + 0.75%), 4.00%(d)(e)	61,936	1,566,981
Series 5, Pfd., (3 mo. USD LIBOR + 0.50%), 4.00%(d)(e)	124,653	3,152,474
Series E, Pfd., (3 mo. USD LIBOR + 0.35%), 4.00%(d)(e)	93,641	2,378,481
Series K, Pfd., 6.45%(b)	314,544	8,495,834
Series Z, Pfd., 6.50%(b)	10,363,000	11,762,005
Citigroup, Inc.
Series W, Pfd., 4.00%(b)	11,350,000	11,605,375
Series U, Pfd., 5.00%(b)	11,125,000	11,677,913
Series T, Pfd., 6.25%(b)(d)	11,102,000	12,919,953
Series K, Pfd., 6.88%(b)	451,762	12,816,488
Series J, Pfd., 7.13%(b)	283,512	8,063,081
Citizens Financial Group, Inc., Series D, Pfd., 6.35%(b)	88,369	2,534,423
F.N.B. Corp., Pfd., 7.25%(b)(d)	31,843	934,592
Fifth Third Bancorp, Series I, Pfd., 6.63%(b)	136,029	3,893,150
First Horizon Corp., Series D, Pfd., 6.10%(b)(d)	29,313	791,158
Heartland Financial USA, Inc., Series E, Pfd., 7.00%(b)(d)	34,301	960,085
JPMorgan Chase & Co., Series I, Pfd., (3 mo. USD LIBOR + 3.47%), 3.66%(e)	21,791,000	21,736,523
KeyCorp, Series E, Pfd., 6.13%(b)	151,539	4,605,270
People’s United Financial, Inc., Series A, Pfd., 5.63%(b)	74,945	2,117,196
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%(b)	453,441	11,843,879
Regions Financial Corp.
Series C, Pfd., 5.70%(b)	152,975	4,318,484
Series B, Pfd., 6.38%(b)	153,678	4,444,368
Synovus Financial Corp.
Series E, Pfd., 5.88%(b)(d)	103,718	2,794,163
Series D, Pfd., 6.30%(b)(d)	59,056	1,563,803
Truist Financial Corp., Series I, Pfd., (3 mo. USD LIBOR + 0.53%), 4.00%(d)(e)	51,090	1,352,863
U.S. Bancorp
Series B, Pfd., (3 mo. USD LIBOR + 0.60%), 3.50%(d)(e)	299,267	7,317,078
Series F, Pfd., 6.50%(b)	328,781	8,620,638
Valley National Bancorp
Series B, Pfd., 5.50%(b)(d)	29,502	768,527
Series A, Pfd., 6.25%(b)	34,192	964,556
	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series Q, Pfd., 5.85%(b)	521,842	$14,141,918
Series R, Pfd., 6.63%(b)	252,435	7,262,555
WesBanco, Inc., Series A, Pfd., 6.75%(b)(d)	44,265	1,241,633
Wintrust Financial Corp.
Series D, Pfd., 6.50%(b)	36,716	1,034,657
Series E, Pfd., 6.88%(b)	85,053	2,418,907
Zions Bancorporation N.A., Series G, Pfd., 6.30%(b)	40,991	1,137,500
		195,194,107
Capital Markets-7.18%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%(b)	7,465,000	8,155,512
Charles Schwab Corp. (The), Series H, Pfd., 4.00%(b)	18,520,000	18,635,750
Goldman Sachs Group, Inc. (The)
Series A, Pfd., (3 mo. USD LIBOR + 0.75%), 3.75%(d)(e)	227,751	5,520,684
Series C, Pfd., (3 mo. USD LIBOR + 0.75%), 4.00%(d)(e)	58,852	1,491,898
Series D, Pfd., (3 mo. USD LIBOR + 0.67%), 4.00%(e)	408,831	10,188,068
Series P, Pfd., 5.00%(b)(d)	11,385,000	11,472,323
Series J, Pfd., 5.50%(b)	300,164	8,179,469
Series K, Pfd., 6.38%(b)	211,656	6,148,607
Morgan Stanley
Series A, Pfd., (3 mo. USD LIBOR + 0.70%), 4.00%(d)(e)	330,869	8,265,108
Series K, Pfd., 5.85%(b)	299,848	8,707,586
Series I, Pfd., 6.38%(b)	300,183	8,672,287
Series F, Pfd., 6.88%(b)	256,602	7,287,497
Series E, Pfd., 7.13%(b)	259,555	7,521,904
State Street Corp.
Series G, Pfd., 5.35%(b)(d)	151,432	4,452,101
Series D, Pfd., 5.90%(b)	227,121	6,470,677
		121,169,471
Consumer Finance-0.57%
GMAC Capital Trust I, Series 2, Pfd., (3 mo. USD LIBOR + 5.79%), 5.94%(e)	381,505	9,652,077
Diversified Financial Services-1.30%
Citigroup Capital XIII, Pfd., (3 mo. USD LIBOR + 6.37%), 6.56%(e)	677,485	18,766,334
Compass Diversified Holdings, Series B, Pfd., 7.88%(b)	29,427	760,688
Voya Financial, Inc., Series B, Pfd., 5.35%(b)	89,271	2,504,052
		22,031,074
Electric Utilities-0.40%
SCE Trust III, Series H, Pfd., 5.75%(b)	80,600	2,034,344
SCE Trust IV, Series J, Pfd., 5.38%(b)	95,729	2,398,969
SCE Trust V, Series K, Pfd., 5.45%(b)	88,262	2,250,681
		6,683,994
Food Products-0.45%
CHS, Inc.
Series 3, Pfd., 6.75%(b)	146,175	4,016,889
Series 2, Pfd., 7.10%(b)(d)	125,029	3,520,817
		7,537,706
Insurance-3.46%
Aegon N.V., Series 1, Pfd., (3 mo. USD LIBOR + 0.88%), 4.00% (Netherlands)(d)(e)	73,633	1,860,706

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Insurance-(continued)
Allstate Corp. (The), Pfd., 5.10%(b)	147,728	$4,016,724
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(b)	117,603	3,235,259
Series B, Pfd., 6.63%(b)	87,935	2,493,837
Argo Group International Holdings Ltd., Pfd., 7.00%(b)(d)	44,259	1,217,122
Aspen Insurance Holdings Ltd., Pfd., 5.95% (Bermuda)(b)	81,111	2,134,841
Athene Holding Ltd.
Series A, Pfd., 6.35%(b)	260,729	7,613,287
Series C, Pfd., 6.38%(b)	181,594	5,193,588
Enstar Group Ltd., Series D, Pfd., 7.00%(b)	117,133	3,357,032
Hartford Financial Services Group, Inc. (The), Pfd., 7.88%(b)	177,681	4,770,735
MetLife, Inc.
Series C, Pfd., (3 mo. USD LIBOR + 3.58%), 3.76%(e)	3,666,000	3,682,534
Series G, Pfd., 3.85%(b)	7,445,000	7,780,025
Series A, Pfd., (3 mo. USD LIBOR + 1.00%), 4.00%(d)(e)	180,783	4,655,162
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)	118,987	3,276,902
Pfd., 6.20%(b)	117,877	3,075,411
		58,363,165
Marine-0.07%
Atlas Corp., Series I, Pfd., 8.00% (Canada)(b)	44,158	1,180,343
Mortgage REITs-2.96%
ACRES Commercial Realty Corp., Pfd., 8.63%(b)	34,870	887,441
AGNC Investment Corp.
Series F, Pfd., 6.13%(b)(d)	170,367	4,283,026
Series E, Pfd., 6.50%(b)	118,745	3,016,123
Series D, Pfd., 6.88%(b)	69,262	1,780,033
Series C, Pfd., 7.00%(b)(d)	95,583	2,490,893
Annaly Capital Management, Inc.
Series G, Pfd., 6.50%(b)(d)	125,178	3,179,521
Series I, Pfd., 6.75%(b)	130,756	3,357,814
Series F, Pfd., 6.95%(b)(d)	218,037	5,573,026
Chimera Investment Corp.
Series C, Pfd., 7.75%(b)	76,532	1,910,239
Series B, Pfd., 8.00%(b)	96,756	2,434,381
Series D, Pfd., 8.00%(b)	59,126	1,489,384
Dynex Capital, Inc., Series C, Pfd., 6.90%(b)(d)	32,847	834,314
Ellington Financial, Inc., Pfd., 6.75%(b)(d)	33,630	851,512
MFA Financial, Inc., Series C, Pfd., 6.50%(b)	80,612	1,850,852
New Residential Investment Corp.
Series C, Pfd., 6.38%(b)(d)	118,689	2,754,772
Series B, Pfd., 7.13%(b)	82,841	2,047,829
Series A, Pfd., 7.50%(b)(d)	45,477	1,141,473
New York Mortgage Trust, Inc.
Series E, Pfd., 7.88%(b)(d)	50,369	1,267,284
Series D, Pfd., 8.00%(b)(d)	39,902	997,151
PennyMac Mortgage Investment Trust
Series B, Pfd., 8.00%(b)(d)	57,494	1,500,593
Series A, Pfd., 8.13%(b)(d)	33,767	877,942
Two Harbors Investment Corp.
Series C, Pfd., 7.25%(b)	87,397	2,163,076
Series B, Pfd., 7.63%(b)	84,346	2,117,085
Series A, Pfd., 8.13%(b)	42,585	1,117,430
		49,923,194
	Shares	Value
Multi-Utilities-1.11%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(b)	103,556	$2,887,141
Pfd., 6.88% (Canada)(b)	84,855	2,363,212
CenterPoint Energy, Inc., Series A, Pfd., 6.13%(b)	5,942,000	6,346,799
Integrys Holding, Inc., Pfd., 6.00%(b)(d)	112,450	2,940,568
NiSource, Inc., Series B, Pfd., 6.50%(b)	147,913	4,135,647
		18,673,367
Oil, Gas & Consumable Fuels-2.11%
Altera Infrastructure L.P., Series E, Pfd., 8.88% (United Kingdom)(b)(d)	33,524	776,081
DCP Midstream L.P.
Series B, Pfd., 7.88%(b)	47,455	1,147,462
Series C, Pfd., 7.95%(b)	32,434	801,768
Enbridge, Inc., Series B, Pfd., 6.38% (Canada)(b)	181,131	4,903,216
Energy Transfer L.P.
Series C, Pfd., 7.38%(b)(d)	135,968	3,340,734
Series E, Pfd., 7.60%(b)	242,214	6,033,551
Series D, Pfd., 7.63%(b)	130,444	3,258,491
GasLog Partners L.P.
Series B, Pfd., 8.20% (Greece)(b)	34,217	786,991
Series C, Pfd., 8.50% (Greece)(b)	29,538	704,186
Series A, Pfd., 8.63% (Greece)(b)	42,984	1,053,968
NGL Energy Partners L.P., Series B, Pfd., 9.00%(b)	91,096	1,244,371
NuStar Energy L.P.
Series B, Pfd., 7.63%(b)	113,627	2,381,622
Series A, Pfd., 8.50%(b)	66,707	1,580,956
Series C, Pfd., 9.00%(b)	50,751	1,245,937
NuStar Logistics L.P., Pfd., (3 mo. USD LIBOR + 6.73%), 6.92%(e)	118,848	2,970,012
Teekay LNG Partners L.P., Series B, Pfd., 8.50% (Bermuda)(b)	50,263	1,371,677
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(b)	34,003	839,877
Series F, Pfd., 9.50% (Greece)(b)	44,514	1,107,063
		35,547,963
Thrifts & Mortgage Finance-0.32%
Merchants Bancorp, Series B, Pfd., 6.00%(b)(d)	37,201	985,455
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)	157,375	4,469,450
		5,454,905
Trading Companies & Distributors-0.64%
Air Lease Corp., Series A, Pfd., 6.15%(b)	75,423	2,015,303
Fortress Transportation and Infrastructure Investors LLC
Series B, Pfd., 8.00%(b)	34,076	868,938
Series A, Pfd., 8.25%(b)(d)	30,317	794,002
Series C, Pfd., 8.25%(b)	29,420	793,752
Textainer Group Holdings Ltd., Pfd., 7.00% (China)(b)	43,549	1,131,838
WESCO International, Inc., Series A, Pfd., 10.63%(b)	163,199	5,130,976
		10,734,809
Total Preferred Stocks (Cost $535,825,114)		542,146,175

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value

Money Market Funds-0.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $7,662,088)	7,662,088	$7,662,088
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.63% (Cost $1,637,756,549)		1,680,294,017
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.77%
Invesco Private Government Fund, 0.01%(f)(g)(h)	38,942,496	38,942,496
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.09%(f)(g)(h)	58,394,129	$58,417,487
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $97,359,983)		97,359,983
TOTAL INVESTMENTS IN SECURITIES-105.40% (Cost $1,735,116,532)		1,777,654,000
OTHER ASSETS LESS LIABILITIES-(5.40)%		(91,047,877)
NET ASSETS-100.00%		$1,686,606,123

Investment Abbreviations:
Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Perpetual bond with no specified maturity date.
(d)	All or a portion of this security was out on loan at May 31, 2021.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$168,875,060	$(161,212,972)	$-	$-	$7,662,088	$790
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	6,056,704	(6,056,704)	-	-	-	6
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,063,360	144,339,932	(131,460,796)	-	-	38,942,496	5,295*
Invesco Private Prime Fund	8,688,001	181,460,003	(131,736,524)	1	6,006	58,417,487	38,791*
Total	$34,751,361	$500,731,699	$(430,466,996)	$1	$6,006	$105,022,071	$44,882

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco VRDO Tax-Free ETF (PVI)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.10%
California-16.07%
Abag Finance Authority for Nonprofit Corps. (Sharp Healthcare), Series 2009 C, VRD RB, (LOC - Citibank, N.A.)(a)(b)	0.03%	08/01/2035	$2,200	$2,200,000
Modesto (City of), CA Public Financing Authority, Series 2008, Ref. VRD RB, (LOC - Bank of the West)(a)(b)	0.02%	09/01/2033	1,000	1,000,000
Riverside (City of), CA, Series 2008 A, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.02%	10/01/2029	1,300	1,300,000
San Diego (County of), CA Regional Transportation Commission, Series 2008 C, VRD RB(a)	0.01%	04/01/2038	1,500	1,500,000
San Mateo (County of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	0.04%	04/01/2039	1,800	1,800,000
				7,800,000
Colorado-4.53%
Colorado Springs (City of), CO, Series 2006 B, VRD RB(a)	0.06%	11/01/2036	2,200	2,200,000
District of Columbia-5.15%
District of Columbia, Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	0.03%	08/15/2038	1,200	1,200,000
District of Columbia (Georgetown University), Series 2007 B-2, Ref. VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.03%	04/01/2041	1,300	1,300,000
				2,500,000
Florida-6.18%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.03%	09/01/2035	1,500	1,500,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c)	0.05%	10/01/2038	1,500	1,500,000
				3,000,000
Indiana-4.94%
Indianapolis (City of), IN, Series 2008, VRD RB, (LOC - Fannie Mae)(a)(b)	0.02%	05/15/2038	2,400	2,400,000
Louisiana-4.74%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	0.09%	09/01/2033	2,000	2,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009 B2, Ref. VRD RB, (LOC - Bank of New York Mellon)(a)(b)	0.02%	07/01/2047	300	300,000
				2,300,000
Maryland-4.53%
Washington (State of) Suburban Sanitary Commission, Series 2015 A-2, VRD RB(a)	0.03%	06/01/2023	2,200	2,200,000
Massachusetts-0.62%
Massachusetts (State of) Bay Transportation Authority, Series 2018 A-2, Ref. VRD(a)	0.02%	07/01/2026	300	300,000
Missouri-5.56%
Kansas City (City of), MO (H Roe Bartle), Series 2008 F, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking)(a)(b)	0.04%	04/15/2025	300	300,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2008 C, VRD RB(a)	0.03%	05/15/2038	2,400	2,400,000
				2,700,000
Nevada-2.57%
Clark (County of), NV Department of Aviation, Series 2008 D-3, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.04%	07/01/2029	1,250	1,250,000
New York-22.87%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	0.03%	11/01/2038	1,800	1,800,000
Build NYC Resource Corp., Series 2015, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.03%	04/01/2045	2,400	2,400,000
New York (City of), NY, Series 2016 A5, VRD GO Bonds(a)	0.02%	08/01/2044	2,300	2,300,000
New York (State of) Housing Finance Agency (Flatbush Avenue Housing), Series 2010, VRD RB, (LOC - Helaba)(a)(b)	0.05%	11/01/2044	1,000	1,000,000
New York State Urban Development Corp., Series 2008 A-1, Ref. VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	0.02%	01/01/2030	1,200	1,200,000
Triborough Bridge & Tunnel Authority, Series 2005 A, VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.03%	11/01/2041	2,400	2,400,000
				11,100,000
North Carolina-0.21%
Charlotte (City of), NC, Series 2006 B, VRD RB(a)	0.03%	07/01/2036	100	100,000
See accompanying notes which are an integral part of this schedule.

Invesco VRDO Tax-Free ETF (PVI)—(continued)
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-2.57%
Franklin (County of), OH (OhioHealth Corp.), Series 2009 A, Ref. VRD RB(a)	0.03%	11/15/2041	$1,250	$1,250,000
Pennsylvania-4.12%
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group), Series 2019 D, Ref. VRD RB(a)	0.07%	06/01/2037	2,000	2,000,000
Tennessee-2.40%
Sevier (County of), TN Public Building Authority, Series 2010 D-1, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.04%	06/01/2026	1,165	1,165,000
Texas-8.13%
Austin (City of), TX, Series 2008, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.04%	05/15/2031	1,635	1,635,000
Board of Regents of the University of Texas System, Series 2008 B, VRD RB(a)	0.02%	08/01/2025	700	700,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	0.02%	06/01/2046	1,610	1,610,000
				3,945,000
Washington-3.91%
Washington (State of) Higher Education Facilities Authority (Whitman College), Series 2004, VRD Ref. RB(a)	0.03%	10/01/2029	1,900	1,900,000
TOTAL INVESTMENTS IN SECURITIES(d)-99.10% (Cost $48,110,000)				48,110,000
OTHER ASSETS LESS LIABILITIES-0.90%				434,990
NET ASSETS-100.00%				$48,544,990

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Barclays Bank PLC	11.09%
TD Bank, N.A.	8.11%
Bank of America, N.A.	7.72%
Wells Fargo Bank, N.A.	6.24%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021, for each Fund, (except for California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, and VRDO Tax-Free ETF). As of May 31, 2021, all of the securities in California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, and VRDO Tax-Free ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco 1-30 Laddered Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$415,570,791	$-	$415,570,791
Money Market Funds	51,776	38,500,767	-	38,552,543
Total Investments	$51,776	$454,071,558	$-	$454,123,334
Invesco CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$889,678,672	$-	$-	$889,678,672
Money Market Funds	-	14,153,935	-	14,153,935
Total Investments	$889,678,672	$14,153,935	$-	$903,832,607
Invesco Fundamental High Yield® Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$819,121,601	$-	$819,121,601
Money Market Funds	209,069	118,954,052	-	119,163,121
Total Investments	$209,069	$938,075,653	$-	$938,284,722
Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$50,967,050	$-	$50,967,050
Money Market Funds	351,116	6,916,400	-	7,267,516
Total Investments	$351,116	$57,883,450	$-	$58,234,566
Invesco Preferred ETF
Investments in Securities
Preferred Stocks	$7,145,472,548	$-	$-	$7,145,472,548
Money Market Funds	-	171,560,014	-	171,560,014
Total Investments	$7,145,472,548	$171,560,014	$-	$7,317,032,562

	Level 1	Level 2	Level 3	Total
Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$2,194,249,822	$-	$2,194,249,822
U.S. Dollar Denominated Bonds & Notes	-	49,218,193	-	49,218,193
Money Market Funds	47,874,747	-	-	47,874,747
Total Investments	$47,874,747	$2,243,468,015	$-	$2,291,342,762
Invesco Treasury Collateral ETF
Investments in Securities
U.S. Treasury Securities	$-	$692,332,190	$-	$692,332,190
Money Market Funds	50,789	-	-	50,789
Total Investments	$50,789	$692,332,190	$-	$692,382,979
Invesco Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,130,485,754	$-	$1,130,485,754
Preferred Stocks	416,371,463	125,774,712	-	542,146,175
Money Market Funds	7,662,088	97,359,983	-	105,022,071
Total Investments	$424,033,551	$1,353,620,449	$-	$1,777,654,000